UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas                                                    78256

(Address of principal executive offices)                                                    (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

NOVEMBER 30, 2021

Semi Annual Report

USAA Cornerstone Moderately
Conservative Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information	29
Proxy Voting and Portfolio Holdings Information	29
Expense Example	29
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks current income with a secondary focus on capital appreciation.

Asset Allocation*:

November 30, 2021

(% of Net Assets)

*   Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (1.0%)
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	$472	$475
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 10/15/22 @ 100	102	104
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	110	113
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 8/15/23 @ 100 (a)	85	86
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	28	28
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	97	98
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 1/20/23 @ 100 (a)	55	56
Navient Student Loan Trust, Series 2015-2, Class B, 1.59% (LIBOR01M+150bps), 8/25/50, Callable 2/25/30 @ 100 (b)	200	201
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 12/20/21 @ 100 (a)	63	64
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 11/20/23 @ 100 (a)	107	108
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 12/17/21 @ 100 (a)	355	355
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 8/15/23 @ 100 (a)	358	360
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	52	52
Total Asset-Backed Securities (Cost $2,068)		2,100
Collateralized Mortgage Obligations (0.4%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	26	26
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.59% (LIBOR01M+250bps), 4/4/22 (a) (b)	255	256
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.28% (LIBOR01M+19bps), 2/15/40 (b)	3	3
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	500	507
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.17%, 5/10/45, Callable 3/10/22 @ 100 (a) (c) (d)	1,946	3
Total Collateralized Mortgage Obligations (Cost $793)		795
Common Stocks (15.0%)
Communication Services (1.1%):
Alphabet, Inc. Class C (e)	407	1,159
AT&T, Inc.	8,274	189
Comcast Corp. Class A	8,170	408
Match Group, Inc. (e)	1,027	133

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Netflix, Inc. (e)	347	$223
Sirius XM Holdings, Inc. (f)	23,279	142
Verizon Communications, Inc.	4,111	207
Zillow Group, Inc. Class C (e)	178	10
		2,471
Consumer Discretionary (1.3%):
AutoZone, Inc. (e)	85	154
Best Buy Co., Inc.	1,183	126
eBay, Inc.	2,323	157
Ford Motor Co.	17,518	336
Garmin Ltd.	1,094	146
General Motors Co. (e)	3,047	176
Lennar Corp. Class A	1,500	158
Lowe's Cos., Inc.	1,658	406
McDonald's Corp.	797	195
O'Reilly Automotive, Inc. (e)	250	160
Target Corp. (g)	1,441	351
The Home Depot, Inc.	1,365	547
		2,912
Consumer Staples (0.9%):
Altria Group, Inc.	4,024	172
Archer-Daniels-Midland Co.	2,516	157
Colgate-Palmolive Co.	2,124	159
Costco Wholesale Corp.	414	223
PepsiCo, Inc.	1,292	206
Philip Morris International, Inc.	4,034	347
The Clorox Co.	903	147
The Estee Lauder Cos., Inc.	500	166
Tyson Foods, Inc. Class A	1,997	158
Walgreens Boots Alliance, Inc.	3,315	148
		1,883
Energy (0.5%):
Chevron Corp.	1,869	211
ConocoPhillips	4,769	334
Devon Energy Corp.	3,640	153
EOG Resources, Inc.	1,691	147
Exxon Mobil Corp.	3,488	209
Marathon Petroleum Corp.	2,445	149
		1,203
Financials (2.1%):
AGNC Investment Corp.	418	6
Annaly Capital Management, Inc.	1,116	9
Aon PLC Class A	561	166
Bank of America Corp.	5,255	234
Berkshire Hathaway, Inc. Class B (e)	897	248
Blackstone, Inc.	1,221	173
Capital One Financial Corp.	2,238	314
Citigroup, Inc.	2,870	183

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
First Republic Bank	742	$156
Marsh & McLennan Cos., Inc.	1,058	174
MetLife, Inc.	2,714	159
Morgan Stanley	3,847	365
MSCI, Inc.	250	157
Prudential Financial, Inc.	3,037	311
Regions Financial Corp.	6,393	145
S&P Global, Inc.	386	176
SVB Financial Group (e)	431	298
Synchrony Financial	3,371	151
T. Rowe Price Group, Inc.	728	146
The Allstate Corp.	2,832	308
The Goldman Sachs Group, Inc.	933	355
The Progressive Corp.	1,718	160
Wells Fargo & Co.	4,252	203
		4,597
Health Care (2.4%):
AbbVie, Inc.	1,830	211
Agilent Technologies, Inc.	1,026	155
Amgen, Inc.	1,739	346
Anthem, Inc.	432	175
Biogen, Inc. (e)	627	148
Bristol-Myers Squibb Co.	3,248	174
Cigna Corp.	823	158
CVS Health Corp.	2,052	183
Danaher Corp.	676	217
Eli Lilly & Co.	1,575	391
Gilead Sciences, Inc. (g)	2,725	188
HCA Healthcare, Inc.	690	156
IDEXX Laboratories, Inc. (e)	524	319
Intuitive Surgical, Inc. (e)	511	166
IQVIA Holdings, Inc. (e)	648	168
Johnson & Johnson (g)	3,259	508
Merck & Co., Inc.	5,038	377
Mettler-Toledo International, Inc. (e)	102	154
Pfizer, Inc.	4,805	258
UnitedHealth Group, Inc.	1,152	512
Waters Corp. (e)	443	145
West Pharmaceutical Services, Inc.	388	172
		5,281
Industrials (1.4%):
3M Co.	2,000	340
Carrier Global Corp.	3,002	162
Cummins, Inc.	710	149
Eaton Corp. PLC	978	159
Fastenal Co.	2,691	159
General Dynamics Corp.	818	155
Illinois Tool Works, Inc.	714	166
Johnson Controls International PLC	2,185	163

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lockheed Martin Corp.	1,041	$347
Northrop Grumman Corp.	934	326
Old Dominion Freight Line, Inc.	459	163
Otis Worldwide Corp.	1,895	152
PACCAR, Inc.	1,887	157
Republic Services, Inc. (g)	1,205	159
Rockwell Automation, Inc.	475	160
W.W. Grainger, Inc.	321	155
		3,072
Information Technology (4.2%):
Accenture PLC Class A	1,151	411
Adobe, Inc. (e)	347	232
Apple, Inc.	10,677	1,765
Applied Materials, Inc.	2,468	363
Broadcom, Inc.	769	426
Cisco Systems, Inc.	7,549	414
Cognizant Technology Solutions Corp. Class A	2,109	164
EPAM Systems, Inc. (e)	227	138
Fortinet, Inc. (e)	473	157
Gartner, Inc. (e)	472	147
HP, Inc.	10,355	365
Intel Corp.	4,146	204
International Business Machines Corp.	1,545	181
Intuit, Inc.	320	209
Mastercard, Inc. Class A	662	209
Micron Technology, Inc.	2,391	201
Microsoft Corp. (g)	4,601	1,521
Motorola Solutions, Inc.	656	166
NVIDIA Corp.	1,143	374
Oracle Corp.	4,264	387
QUALCOMM, Inc.	2,433	439
Texas Instruments, Inc.	2,062	397
VeriSign, Inc. (e)	666	160
VMware, Inc. Class A (e)	1,285	150
		9,180
Materials (0.4%):
Avery Dennison Corp.	679	139
LyondellBasell Industries NV Class A	1,780	155
Nucor Corp.	1,425	152
PPG Industries, Inc.	987	152
The Sherwin-Williams Co.	527	175
		773
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	111	22
American Tower Corp.	362	95
AvalonBay Communities, Inc.	111	27
Boston Properties, Inc.	118	13
Camden Property Trust	77	13

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CBRE Group, Inc. Class A (e)	267	$26
Crown Castle International Corp.	344	63
Digital Realty Trust, Inc.	224	38
Duke Realty Corp.	297	17
Equinix, Inc.	71	58
Equity LifeStyle Properties, Inc.	138	11
Equity Residential	283	24
Essex Property Trust, Inc.	51	17
Extra Space Storage, Inc.	106	21
Healthpeak Properties, Inc.	430	14
Host Hotels & Resorts, Inc. (e)	563	9
Invitation Homes, Inc.	453	18
Iron Mountain, Inc.	230	10
Medical Properties Trust, Inc.	469	10
Mid-America Apartment Communities, Inc.	91	19
Omega Healthcare Investors, Inc.	187	5
Orion Office REIT, Inc. (e)	41	1
Prologis, Inc.	590	89
Public Storage	125	41
Realty Income Corp.	425	29
Regency Centers Corp.	122	8
SBA Communications Corp.	87	30
Simon Property Group, Inc.	262	40
Sun Communities, Inc.	89	17
UDR, Inc.	236	13
Ventas, Inc.	314	15
VICI Properties, Inc.	489	13
Vornado Realty Trust	129	5
Welltower, Inc.	330	26
Weyerhaeuser Co.	597	22
WP Carey, Inc.	142	11
		890
Utilities (0.3%):
Exelon Corp.	3,078	162
FirstEnergy Corp.	4,131	156
NRG Energy, Inc.	4,350	157
The AES Corp.	6,433	150
UGI Corp.	3,407	141
		766
Total Common Stocks (Cost $25,062)		33,028
Preferred Stocks (0.5%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	20,000	502
Financials (0.3%):
Delphi Financial Group, Inc., 3.35% (LIBOR03M+319bps), 5/15/37 (b) (h)	27,414	657
Total Preferred Stocks (Cost $1,190)		1,159

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (3.0%)
Consumer Discretionary (0.1%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	$85	$99
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	106	110
		209
Consumer Staples (0.1%):
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	62	63
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	56	70
		133
Energy (0.1%):
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	1	1
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	89	113
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	143	155
		269
Financials (1.4%):
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/23/21 @ 100 (f) (g)	350	351
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	209	205
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	215	218
Cullen/Frost Capital Trust II, 1.67% (LIBOR03M+155bps), 3/1/34, Callable 1/10/22 @ 100 (b)	1,000	960
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	106	128
First Maryland Capital I, 1.12% (LIBOR03M+100bps), 1/15/27, Callable 1/10/22 @ 100 (b)	100	97
HSB Group, Inc., 1.03% (LIBOR03M+91bps), 7/15/27, Callable 1/10/22 @ 100 (b)	550	500
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	140	149
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	52	56
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	88	93
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	250	262
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	43	47
		3,066
Health Care (0.1%):
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	158	167
Duke University Health System, Inc., 2.60%, 6/1/30	105	107
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	52	52
		326
Industrials (0.3%):
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	106	111
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	47	48
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	215	228
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	325	345
		732

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Information Technology (0.1%):
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	$161	$169
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	47	48
		217
Materials (0.1%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	86	88
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	44	46
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	80	83
		217
Real Estate (0.4%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	211	216
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	250	253
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	52	55
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	44	45
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	173	178
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	33	35
		782
Utilities (0.3%):
Alabama Power Co., 3.85%, 12/1/42	215	247
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	71	77
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	215	245
		569
Total Corporate Bonds (Cost $6,248)		6,520
Yankee Dollars (0.2%)
Energy (0.1%):
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	123	126
Financials (0.0%): (i)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a) (g)	101	110
Industrials (0.0%): (i)
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	95	101
Materials (0.1%):
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	159	166
Total Yankee Dollars (Cost $477)		503
U.S. Government Agency Mortgages (2.1%)
Federal Home Loan Mortgage Corporation 3.50%, 4/1/46 – 4/1/48	1,473	1,563
3.00%, 10/1/46 – 3/1/47	2,821	2,960
		4,523

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Federal National Mortgage Association Series 2016-M2, Class AV2, 2.15%, 1/25/23	$153	$154
		4,677
Total U.S. Government Agency Mortgages (Cost $4,492)		4,677
U.S. Treasury Obligations (7.7%)
U.S. Treasury Bonds 3.13%, 8/15/44	700	864
3.00%, 8/15/48 (g)	1,000	1,253
2.38%, 11/15/49	1,000	1,129
U.S. Treasury Notes 2.00%, 2/15/23	618	630
1.63%, 4/30/23	3,800	3,867
2.50%, 5/15/24	1,500	1,565
2.25%, 11/15/25	6,200	6,489
2.25%, 2/15/27	1,000	1,054
Total U.S. Treasury Obligations (Cost $15,806)		16,851
Exchange-Traded Funds (40.5%)
First Trust TCW Securitized Plus ETF	242,443	6,260
Invesco DB Commodity Index Tracking Fund	22,900	446
Invesco FTSE RAFI Developed Markets ex-US ETF	35,176	1,604
Invesco FTSE RAFI Emerging Markets ETF	86,305	1,857
iShares 7-10 Year Treasury Bond ETF	33,340	3,861
iShares Core MSCI Emerging Markets ETF	74,599	4,485
iShares Core S&P 500 ETF	12,580	5,757
iShares Core S&P Small-Cap ETF	7,173	791
iShares Core US Aggregate Bond ETF	96,693	11,097
iShares Core US REIT ETF (g)	7,907	496
iShares MSCI Canada ETF (f)	40,001	1,495
iShares MSCI International Momentum Factor ETF	71,831	2,737
iShares MSCI International Quality Factor ETF (f)	81,444	3,116
JPMorgan BetaBuilders Canada ETF (f)	8,551	556
Schwab Fundamental Emerging Markets Large Co. Index ETF	160,268	4,935
Schwab Fundamental International Large Co. Index ETF	237,343	7,517
Schwab Fundamental International Small Co. Index ETF (f)	50,100	1,832
SPDR Bloomberg High Yield Bond ETF (f) (g)	5,106	545
SPDR Gold Shares (f)	2,632	436
SPDR S&P Emerging Markets SmallCap ETF	7,496	440
U.S. Oil Fund LP (f)	7,844	376
Vanguard FTSE All-World ex-US ETF	46,506	2,788
Vanguard FTSE Developed Markets ETF	129,843	6,453
Vanguard Mortgage-Backed Securities ETF	42,318	2,243
Vanguard Real Estate ETF (f)	20,893	2,230
Vanguard S&P 500 ETF (g)	6,969	2,920
Vanguard Short-Term Bond ETF	3,431	279
Vanguard Small-Cap Value ETF (g)	11,516	1,976

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Vanguard Total Bond Market ETF	62,334	$5,325
Vanguard Total Stock Market ETF (g)	13,464	3,143
Wisdom Tree Trust — WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	270
Xtrackers USD High Yield Corporate Bond ETF (f)	28,050	1,099
Total Exchange-Traded Funds (Cost $76,428)		89,365
Affiliated Exchange-Traded Funds (28.6%)
Victoryshares ESG Core Plus Bond ETF	490,515	12,256
VictoryShares USAA Core Intermediate-Term Bond ETF	892,020	47,607
VictoryShares USAA Core Short-Term Bond ETF	54,683	2,819
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	9,770	454
Total Affiliated Exchange-Traded Funds (Cost $63,613)		63,136
Collateral for Securities Loaned^ (4.5%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (j)	3,798,303	3,799
HSBC U.S. Government Money Market Fund I Shares, 0.03% (j)	6,227,262	6,227
Total Collateral for Securities Loaned (Cost $10,026)		10,026
Total Investments (Cost $206,203) — 103.5%		228,160
Liabilities in excess of other assets — (3.5)%		(7,656)
NET ASSETS — 100.00%		$220,504

At November 30, 2021, the Fund's investments in foreign securities were 18.4% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2021, the fair value of these securities was $3,452 (thousands) and amounted to 1.6% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2021.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2021.

(d)  Security is interest only.

(e)  Non-income producing security.

(f)  All or a portion of this security is on loan.

(g)  All or a portion of this security has been segregated as collateral for derivative instruments.

(h)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2021, illiquid securities were 0.3% of net assets.

(i)  Amount represents less than 0.05% of net assets.

(j)  Rate disclosed is the daily yield on November 30, 2021.

bps — Basis points

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2021

  (Unaudited)

ETF — Exchange-Traded Fund

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	10	12/16/21	$1,929,488	$1,950,990	$44,267
Swiss Market Index Futures	15	12/17/21	1,961,238	1,993,518	23,729
					$67,996

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	7	12/16/21	$960,097	$901,872	$22,755
Euro Stoxx 50 Futures	37	12/17/21	1,813,464	1,710,636	27,662
FTSE 100 Index Futures	12	12/17/21	1,163,565	1,129,632	21,498
Tokyo Price Index Futures	11	12/9/21	2,050,095	1,845,337	157,388
					$229,303
Total unrealized appreciation					$297,299
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$297,299

See notes to financial statements.

12

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderately Conservative Fund
Assets:
Affiliated investments, at value (Cost $63,613)	$63,136
Unaffiliated investments, at value (Cost $142,590)	165,024	(a)
Cash	2,852
Deposit with broker for futures contracts	267
Receivables:
Interest and dividends	187
Capital shares issued	37
Variation margin on open futures contracts	68
From Adviser	47
Prepaid expenses	10
Total Assets	231,628
Liabilities:
Payables:
Collateral received on loaned securities	10,026
Collateral received from broker for futures contract	517
Investments purchased	269
Capital shares redeemed	41
Variation margin on open futures contracts	56
Accrued expenses and other payables:
Investment advisory fees	92
Administration fees	28
Custodian fees	3
Transfer agent fees	39
Compliance fees	—	(b)
Other accrued expenses	53
Total Liabilities	11,124
Net Assets:
Capital	185,243
Total accumulated earnings/(loss)	35,261
Net Assets	$220,504
Shares (unlimited number of shares authorized with no par value):	17,271
Net asset value, offering and redemption price per share: (c)	$12.77

(a)  Includes $9,627 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderately Conservative Fund
Investment Income:
Income distributions from affiliated funds	$345
Dividends	1,179
Interest	662
Securities lending (net of fees)	33
Foreign tax withholding	— (a)
Total Income	2,219
Expenses:
Investment advisory fees	559
Administration fees	168
Sub-Administration fees	36
Custodian fees	10
Transfer agent fees	238
Trustees' fees	24
Compliance fees	1
Legal and audit fees	29
State registration and filing fees	13
Other expenses	30
Total Expenses	1,108
Expenses waived/reimbursed by Adviser	(109)
Net Expenses	999
Net Investment Income (Loss)	1,220
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	5,837
Net realized gains (losses) from futures contracts	(337)
Net change in unrealized appreciation/depreciation on affiliated funds	(199)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	(5,134)
Net change in unrealized appreciation/depreciation on futures contracts	420
Net realized/unrealized gains (losses) on investments	587
Change in net assets resulting from operations	$1,807

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

14

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderately Conservative Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$1,220	$3,052
Net realized gains (losses) from investments	5,500	8,850
Net change in unrealized appreciation/depreciation on investments	(4,913)	22,233
Change in net assets resulting from operations	1,807	34,135
Change in net assets resulting from distributions to shareholders	(1,235)	(3,777)
Change in net assets resulting from capital transactions	(1,960)	(29,253)
Change in net assets	(1,388)	1,105
Net Assets:
Beginning of period	221,892	220,787
End of period	$220,504	$221,892
Capital Transactions:
Proceeds from shares issued	$11,972	$24,253
Distributions reinvested	1,229	3,582
Cost of shares redeemed	(15,161)	(57,088)
Change in net assets resulting from capital transactions	$(1,960)	$(29,253)
Share Transactions:
Issued	931	2,002
Reinvested	96	303
Redeemed	(1,178)	(4,710)
Change in Shares	(151)	(2,405)

See notes to financial statements.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Moderately Conservative Fund
Six Months Ended November 30, 2021 (Unaudited)	$12.74	0.07	(d)	0.03	0.10	(0.07)	—
Year Ended May 31:
2021	$11.14	0.16	(d)	1.64	1.80	(0.17)	(0.03)
2020	$10.94	0.23	(d)	0.22	0.45	(0.23)	(0.02)
2019	$11.29	0.24		(0.14)	0.10	(0.24)	(0.21)
2018	$11.34	0.21		0.23	0.44	(0.21)	(0.28)
2017	$10.67	0.23		0.68	0.91	(0.24)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased usage of quantitative investment strategies.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderately Conservative Fund
Six Months Ended November 30, 2021 (Unaudited)	(0.07)	$12.77	0.80%	0.89%	1.09%	0.99%	$220,504	27%
Year Ended May 31:
2021	(0.20)	$12.74	16.30%	0.90%	1.35%	1.02%	$221,892	52%
2020	(0.25)	$11.14	4.09%	0.90%	2.05%	1.02%	$220,787	84%
2019	(0.45)	$10.94	0.99%	0.90%	2.22%	1.08%	$226,484	77	%(e)
2018	(0.49)	$11.29	3.89%	0.90%	1.84%	1.07%	$221,721	45%
2017	(0.24)	$11.34	8.65%	0.90%	2.12%	1.09%	$209,270	55%

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderately Conservative Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,100	$—	$2,100
Collateralized Mortgage Obligations	—	795	—	795
Common Stocks	33,028	—	—	33,028
Preferred Stocks	502	657	—	1,159
Corporate Bonds	—	6,520	—	6,520
Yankee Dollars	—	503	—	503
U.S. Government Agency Mortgages	—	4,677	—	4,677
U.S. Treasury Obligations	—	16,851	—	16,851
Exchange-Traded Funds	89,365	—	—	89,365
Affiliated Exchange-Traded Funds	63,136	—	—	63,136
Collateral for Securities Loaned	10,026	—	—	10,026
Total	$196,057	$32,103	$—	$228,160
Other Financial Investments*
Assets:
Futures Contracts	$297	$—	$—	$297
Total	$297	$—	$—	$297

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts . During the six months ended November 30, 2021, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2021 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$297	$—

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$(337)	$420

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$9,627	$—	$10,026

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$3,610	$194

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$58,814	$52,478	$—	$8,623

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limit (excluding voluntary waivers) was 0.90%.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's Adviser fee is reimbursed by VCM to the extent of the indirect Adviser fee incurred through the Fund's proportional investment in the affiliated ETF(s). These affiliated ETF Adviser fee reimbursements are not available for recoupment. As of November 30, 2021, the Fund's Adviser fee was reimbursed by VCM in an amount of $63 thousand, of which $28 thousand is receivable from VCM.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of November 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at November 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$251	$246	$46	$543

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. LIBOR is being discontinued as a floating rate benchmark. The Secured Overnight Financing Rate ("SOFR") is expected to replace U.S. dollar LIBOR as the principal floating rate benchmark. The LIBOR discontinuation has affected, and will continue to affect, financial markets generally. The date of the LIBOR discontinuation will vary depending on the LIBOR currency and tenor. The UK Financial Conduct Authority (the "FCA"), which is the regulator of the LIBOR administrator, has announced that, after specified dates, LIBOR settings will cease to be provided by any administrator or will no longer be representative. Those dates are: (i) June 30, 2023, in the case of the principal U.S. dollar LIBOR tenors (overnight and one-, three-, six-and 12-month; and (ii) December 31, 2021, in all other cases (i.e., one-week and two-month U.S. dollar LIBOR and all tenors of non-U.S. dollar LIBOR). Accordingly, many existing LIBOR obligations will transition to another benchmark after June 30, 2023, or, in some cases, after December 31, 2021. The FCA and certain U.S. regulators have stated that, despite expected publication of U.S. dollar LIBOR through June 30, 2023, no new contracts using U.S. dollar LIBOR should be entered into after December 31, 2021. Although the foregoing reflects the likely timing of the LIBOR discontinuation and certain consequences, there is no assurance that LIBOR, of any particular currency or tenor, will continue to be published until any particular date or in any particular form, and there is no assurance regarding the consequences of the LIBOR discontinuation. In the United States, there have been efforts to identify alternative reference interest rates for U.S. dollar LIBOR. The cash markets have

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

generally coalesced around recommendations from the Alternative Reference Rates Committee (the "ARRC"), which was convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York. The ARRC has recommended that U.S. dollar LIBOR be replaced by rates based on SOFR plus, in the case of existing LIBOR contracts and obligations, a spread adjustment. For purposes of the following discussion, the term "LIBOR" refers solely to U.S. dollar LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR's history or otherwise. SOFR has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. Future levels of SOFR may bear little or no relation to historical levels of SOFR, LIBOR or other rates. SOFR-based rates will differ from LIBOR, and the differences may be material. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. In contrast, LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term tenors. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. Non-LIBOR floating rate obligations, including SOFR-based obligations, may have returns and values that fluctuate more than those of floating rate obligations that are based on LIBOR or other rates. Resulting changes in the financial markets may adversely affect financial markets generally and may also adversely affect our operations specifically, particularly as financial markets transition away from LIBOR.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period,

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM determined as of the last business day of the month. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended November 30, 2021, were as follows (amounts in thousands):

	Fair Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/21	Dividend Income
VictoryShares ESG Core Plus Bond ETF	$—	$24,526	$(12,263)	$—	$—	$(7)	$12,256	$6
VictoryShares USAA Core Intermediate-Term Bond ETF	24,121	47,220	(23,610)	—	—	(124)	47,607	303
VictoryShares USAA Core Short-Term Bond ETF	2,838	—	—	—	—	(19)	2,819	22
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	503	—	—	—	—	(49)	454	14
	$27,462	$71,746	$(35,873)	$—	$—	$(199)	$63,136	$345

28

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21-11/30/21*	Hypothetical Expenses Paid During Period 6/1/21-11/30/21*	Annualized Expense Ratio During Period 6/1/21-11/30/21
$1,000.00	$1,008.00	$1,020.61	$4.48	$4.51	0.89%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

29

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

97451-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Cornerstone Aggressive Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	33
Proxy Voting and Portfolio Holdings Information	33
Expense Example	33
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation over the long term and also considers the potential for current income.

Asset Allocation*:

November 30, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.1%)
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 10/15/22 @ 100	$46	$46
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 8/15/23 @ 100 (a)	44	44
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	15	15
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	50	51
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	50	51
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 1/20/23 @ 100 (a)	29	29
Navient Student Loan Trust, Series 2015-2, Class B, 1.59% (LIBOR01M+150bps), 8/25/50, Callable 2/25/30 @ 100 (b)	50	50
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 12/20/21 @ 100 (a)	27	28
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 11/20/23 @ 100 (a)	47	47
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	22	22
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 8/15/23 @ 100 (a)	188	189
Total Asset-Backed Securities (Cost $563)		572
Collateralized Mortgage Obligations (0.0%) (h)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	7	6
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.59% (LIBOR01M+250bps), 4/4/22 (a) (b)	128	128
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.28% (LIBOR01M+19bps), 2/15/40 (b)	1	1
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.17%, 5/10/45, Callable 3/10/22 @ 100 (a) (c) (d)	617	1
Total Collateralized Mortgage Obligations (Cost $135)		136
Common Stocks (34.5%)
Communication Services (2.4%):
Alphabet, Inc. Class C (e)	1,377	3,923
AMC Networks, Inc. Class A (e)	1,349	52
AT&T, Inc.	27,981	639
Cargurus, Inc. (e)	3,950	148
Comcast Corp. Class A	27,629	1,381
Gray Television, Inc.	2,455	51
John Wiley & Sons, Inc. Class A	844	44
Match Group, Inc. (e)	3,475	452
Netflix, Inc. (e)	1,175	754

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nexstar Media Group, Inc. Class A	210	$31
Sirius XM Holdings, Inc. (f)	78,749	480
TechTarget, Inc. (e)	1,654	160
Telephone & Data Systems, Inc.	8,422	149
United States Cellular Corp. (e)	2,868	83
Verizon Communications, Inc.	13,902	699
World Wrestling Entertainment, Inc. Class A	2,994	148
Zillow Group, Inc. Class C (e)	603	33
		9,227
Consumer Discretionary (3.4%):
Adtalem Global Education, Inc. (e)	5,253	156
AutoNation, Inc. (e)	2,002	248
AutoZone, Inc. (e)	289	525
Best Buy Co., Inc.	4,001	428
Big Lots, Inc.	3,144	136
Crocs, Inc. (e)	663	109
Deckers Outdoor Corp. (e)	169	69
Dick's Sporting Goods, Inc.	780	92
eBay, Inc.	7,857	530
Foot Locker, Inc.	1,769	81
Ford Motor Co.	59,243	1,137
Garmin Ltd.	3,700	494
General Motors Co. (e)	10,304	596
G-III Apparel Group Ltd. (e)	2,587	77
Graham Holdings Co. Class B	275	156
Group 1 Automotive, Inc.	798	155
Harley-Davidson, Inc.	4,535	166
KB Home	3,758	150
Kohl's Corp. (g)	1,931	99
Kontoor Brands, Inc.	2,786	150
Lennar Corp. Class A	5,075	533
Lowe's Cos., Inc.	5,608	1,372
MarineMax, Inc. (e)	973	52
McDonald's Corp.	2,698	660
Meritage Homes Corp. (e)	990	112
O'Reilly Automotive, Inc. (e)	847	541
Perdoceo Education Corp. (e)	10,197	100
Smith & Wesson Brands, Inc.	7,120	162
Sonic Automotive, Inc. Class A	1,517	68
Sonos, Inc. (e)	4,849	153
Target Corp. (g)	4,873	1,188
Taylor Morrison Home Corp. (e)	3,153	98
The Home Depot, Inc.	4,619	1,850
Toll Brothers, Inc.	1,552	98
Tri Pointe Homes, Inc. (e)	3,488	87
Williams-Sonoma, Inc.	653	127
Wingstop, Inc.	989	159
YETI Holdings, Inc. (e)	886	82
		12,996
See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (1.9%):
Altria Group, Inc.	13,610	$580
Archer-Daniels-Midland Co.	8,510	529
Colgate-Palmolive Co.	7,183	539
Costco Wholesale Corp.	1,403	757
Ingles Markets, Inc. Class A	1,185	91
Medifast, Inc.	731	150
National Beverage Corp.	2,797	145
PepsiCo, Inc.	4,369	698
Philip Morris International, Inc.	13,644	1,173
SpartanNash Co.	3,800	91
Sprouts Farmers Market, Inc. (e)	10,330	273
The Clorox Co.	3,057	498
The Estee Lauder Cos., Inc.	1,692	562
Tyson Foods, Inc. Class A	6,758	534
Vector Group Ltd.	5,535	86
Walgreens Boots Alliance, Inc.	11,217	503
WD-40 Co.	665	149
Weis Markets, Inc. (g)	1,906	120
		7,478
Energy (1.3%):
Antero Resources Corp. (e)	5,737	101
Cactus, Inc. Class A	2,361	86
Chevron Corp.	6,320	713
ConocoPhillips	16,128	1,131
Continental Resources, Inc.	2,275	101
Devon Energy Corp.	12,312	518
EOG Resources, Inc.	5,719	497
Exxon Mobil Corp.	11,796	706
HollyFrontier Corp.	3,158	102
Marathon Petroleum Corp.	8,270	503
Ovintiv, Inc.	7,070	246
Texas Pacific Land Corp.	71	86
World Fuel Services Corp. (g)	7,844	196
		4,986
Financials (4.8%):
AGNC Investment Corp.	1,416	22
American National Group, Inc.	517	98
Annaly Capital Management, Inc.	3,774	30
Aon PLC Class A	1,897	561
Artisan Partners Asset Management, Inc. Class A	3,252	145
Bank of America Corp.	17,771	790
Bank of Hawaii Corp.	686	55
Berkshire Hathaway, Inc. Class B (e)	3,036	840
Blackstone, Inc.	4,129	584
Capital One Financial Corp.	7,571	1,064
Cathay General Bancorp	5,287	222
Citigroup, Inc.	9,707	618
Cohen & Steers, Inc.	1,254	113

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cowen, Inc. Class A	4,228	$150
Cullen/Frost Bankers, Inc.	561	71
Enova International, Inc. (e)	2,365	90
Essent Group Ltd.	4,995	208
First Republic Bank	2,510	526
International Bancshares Corp.	4,425	186
Jefferies Financial Group, Inc.	3,408	128
Lakeland Financial Corp.	1,706	120
Marsh & McLennan Cos., Inc.	3,578	587
MetLife, Inc.	9,180	538
MGIC Investment Corp.	10,620	150
Morgan Stanley	13,011	1,234
Mr. Cooper Group, Inc. (e)	2,170	85
MSCI, Inc.	846	532
NMI Holdings, Inc. Class A (e)	9,856	193
OneMain Holdings, Inc.	3,091	154
Peoples Bancorp, Inc.	2,367	73
PJT Partners, Inc. Class A	1,991	151
Primerica, Inc.	256	38
Prudential Financial, Inc.	10,275	1,051
Radian Group, Inc.	10,679	217
Regions Financial Corp.	21,621	492
RLI Corp.	894	92
S&P Global, Inc.	1,305	595
ServisFirst Bancshares, Inc.	2,015	162
Starwood Property Trust, Inc.	3,503	87
SVB Financial Group (e)	1,460	1,011
Synchrony Financial	11,401	511
T. Rowe Price Group, Inc.	2,465	493
The Allstate Corp.	9,577	1,041
The Goldman Sachs Group, Inc.	3,160	1,204
The Progressive Corp.	5,811	540
Unum Group	3,784	87
Webster Financial Corp.	1,219	66
Wells Fargo & Co.	14,381	687
		18,692
Health Care (5.4%):
AbbVie, Inc.	6,190	714
Agilent Technologies, Inc.	3,471	524
Amedisys, Inc. (e)	562	78
Amgen, Inc.	5,881	1,170
AMN Healthcare Services, Inc. (e)	1,185	135
Amneal Pharmaceuticals, Inc. (e)	30,790	129
ANI Pharmaceuticals, Inc. (e)	1,970	81
Anthem, Inc.	1,462	594
Biogen, Inc. (e)	2,120	500
Bristol-Myers Squibb Co.	10,986	589
Bruker Corp.	1,420	115
Chemed Corp.	264	123
Cigna Corp.	2,784	534

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collegium Pharmaceutical, Inc. (e)	4,535	$80
Computer Programs and Systems, Inc. (e)	2,679	79
Corcept Therapeutics, Inc. (e)	5,122	107
CVS Health Corp.	6,941	618
Danaher Corp.	2,289	736
Eli Lilly & Co.	5,329	1,322
Encompass Health Corp.	1,716	99
Exelixis, Inc. (e)	5,464	92
Fulgent Genetics, Inc. (e) (f)	1,260	118
Gilead Sciences, Inc. (g)	9,216	635
HCA Healthcare, Inc.	2,335	527
Hill-Rom Holdings, Inc.	527	82
IDEXX Laboratories, Inc. (e)	1,774	1,079
Innoviva, Inc. (e)	8,268	138
Intuitive Surgical, Inc. (e)	1,730	561
IQVIA Holdings, Inc. (e)	2,196	569
Johnson & Johnson (g)	11,024	1,719
LHC Group, Inc. (e)	855	98
Ligand Pharmaceuticals, Inc. (e)	457	74
MEDNAX, Inc. (e)	3,011	74
Medpace Holdings, Inc. (e)	546	113
Merck & Co., Inc.	17,037	1,276
Mettler-Toledo International, Inc. (e)	345	522
National HealthCare Corp. (g)	2,198	142
National Research Corp.	686	27
Owens & Minor, Inc.	4,066	163
Pfizer, Inc.	15,876	853
Phibro Animal Health Corp. Class A	1,920	38
Premier, Inc. Class A	2,131	79
Prestige Consumer Healthcare, Inc. (e)	1,630	91
Quidel Corp. (e)	954	141
Select Medical Holdings Corp.	3,774	101
SIGA Technologies, Inc. (e)	11,708	95
Supernus Pharmaceuticals, Inc. (e)	5,045	151
Tenet Healthcare Corp. (e)	1,315	96
The Ensign Group, Inc.	1,280	98
United Therapeutics Corp. (e)	568	108
UnitedHealth Group, Inc.	3,896	1,731
Waters Corp. (e)	1,498	491
West Pharmaceutical Services, Inc.	1,312	581
		20,990
Industrials (3.6%):
3M Co.	6,765	1,150
ACCO Brands Corp.	14,319	118
Allison Transmission Holdings, Inc.	4,733	164
American Woodmark Corp. (e)	1,739	107
ArcBest Corp.	886	91
Atkore, Inc. (e)	1,336	142
Boise Cascade Co.	3,241	210
CACI International, Inc. Class A (e)	366	95

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Carrier Global Corp.	10,152	$549
Cimpress PLC (e)	1,716	134
Crane Co.	515	50
Cummins, Inc.	2,401	504
Eaton Corp. PLC	3,307	536
EMCOR Group, Inc.	1,020	122
Fastenal Co.	9,101	538
General Dynamics Corp.	2,767	523
Global Industrial Co. (e)	1,176	47
GrafTech International Ltd.	7,447	87
Hillenbrand, Inc.	1,297	58
HNI Corp.	2,040	81
Illinois Tool Works, Inc.	2,416	561
Insperity, Inc.	659	76
Johnson Controls International PLC	7,391	552
Kelly Services, Inc. Class A	3,480	59
Kforce, Inc.	1,263	97
Landstar System, Inc.	432	73
Lockheed Martin Corp.	3,521	1,174
ManpowerGroup, Inc.	1,586	142
Masonite International Corp. (e)	1,328	142
Matson, Inc.	1,047	85
Meritor, Inc. (e)	5,218	132
MSC Industrial Direct Co., Inc.	1,964	155
Mueller Industries, Inc.	2,854	158
Northrop Grumman Corp.	3,158	1,101
Old Dominion Freight Line, Inc.	1,554	552
Omega Flex, Inc.	311	37
Oshkosh Corp.	1,171	126
Otis Worldwide Corp.	6,411	515
PACCAR, Inc.	6,381	532
Republic Services, Inc. (g)	4,077	539
Rockwell Automation, Inc.	1,608	541
Rush Enterprises, Inc. Class A	1,882	96
SkyWest, Inc. (e)	1,912	75
Steelcase, Inc. Class A	6,952	78
The Timken Co.	2,348	155
The Toro Co.	549	55
TriNet Group, Inc. (e)	759	76
Triton International Ltd.	2,702	151
W.W. Grainger, Inc.	1,087	523
		13,864
Information Technology (8.8%):
Accenture PLC Class A	3,895	1,392
Adobe, Inc. (e)	1,175	787
Amkor Technology, Inc.	7,354	159
Apple, Inc.	36,109	5,969
Applied Materials, Inc.	8,349	1,229
Aspen Technology, Inc. (e)	403	58
Avid Technology, Inc. (e)	3,551	114

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Badger Meter, Inc.	1,029	$105
Broadcom, Inc.	2,603	1,441
Cisco Systems, Inc.	25,528	1,400
Cognizant Technology Solutions Corp. Class A	7,132	556
CSG Systems International, Inc.	2,858	151
Digital Turbine, Inc. (e)	1,386	73
Diodes, Inc. (e)	1,276	136
DXC Technology Co. (e)	3,240	97
Ebix, Inc.	1,799	55
EPAM Systems, Inc. (e)	770	469
EVERTEC, Inc.	2,999	126
Fortinet, Inc. (e)	1,602	532
Gartner, Inc. (e)	1,598	499
HP, Inc.	35,018	1,235
Intel Corp.	14,022	690
International Business Machines Corp.	5,225	612
Intuit, Inc.	1,082	706
J2 Global, Inc. (e)	663	75
Jabil, Inc.	1,708	100
Kimball Electronics, Inc. (e)	3,048	65
Manhattan Associates, Inc. (e)	692	108
Mastercard, Inc. Class A	2,241	706
MAXIMUS, Inc.	1,473	111
Methode Electronics, Inc.	3,542	157
Micron Technology, Inc.	8,086	679
Microsoft Corp. (g)	15,561	5,144
Motorola Solutions, Inc.	2,220	562
NCR Corp. (e)	3,060	119
NVIDIA Corp.	3,865	1,263
Oracle Corp.	14,421	1,309
Perficient, Inc. (e)	1,173	161
QUALCOMM, Inc.	8,228	1,486
Qualys, Inc. (e)	1,015	132
Sanmina Corp. (e)	2,610	95
SMART Global Holdings, Inc. (e)	1,553	88
SPS Commerce, Inc. (e)	899	127
Super Micro Computer, Inc. (e)	1,741	72
Texas Instruments, Inc.	6,975	1,342
The Hackett Group, Inc.	4,379	90
TTEC Holdings, Inc.	1,040	88
VeriSign, Inc. (e)	2,254	541
Vishay Intertechnology, Inc.	5,421	110
VMware, Inc. Class A (e)	4,348	508
Xperi Holding Corp.	5,350	96
		33,925
Materials (0.8%):
Avery Dennison Corp.	2,299	471
Huntsman Corp.	2,562	81
Louisiana-Pacific Corp.	3,488	228
LyondellBasell Industries NV Class A	6,021	525

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Minerals Technologies, Inc.	867	$57
Nucor Corp.	4,819	512
PPG Industries, Inc.	3,340	515
Reliance Steel & Aluminum Co.	751	112
The Sherwin-Williams Co.	1,783	591
Tredegar Corp. (e)	4,592	50
Tronox Holdings PLC Class A	5,142	113
		3,255
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.	378	76
American Tower Corp.	1,227	322
AvalonBay Communities, Inc.	376	90
Boston Properties, Inc.	400	43
Brixmor Property Group, Inc.	2,598	59
Camden Property Trust	263	43
CBRE Group, Inc. Class A (e)	905	86
Cousins Properties, Inc.	1,378	52
Crown Castle International Corp.	1,166	212
CubeSmart	2,102	113
Digital Realty Trust, Inc.	759	127
Duke Realty Corp.	1,007	59
Equinix, Inc.	241	196
Equity LifeStyle Properties, Inc.	467	38
Equity Residential	958	82
Essex Property Trust, Inc.	175	59
Extra Space Storage, Inc.	360	72
Federal Realty Investment Trust	507	62
First Industrial Realty Trust, Inc.	1,825	110
Forestar Group, Inc. (e)	2,611	52
Franklin Street Properties Corp. (e)	16,457	95
FRP Holdings, Inc. (e)	447	26
Gaming and Leisure Properties, Inc.	1,545	70
Healthpeak Properties, Inc.	1,454	48
Host Hotels & Resorts, Inc. (e)	1,905	30
Invitation Homes, Inc.	1,531	62
Iron Mountain, Inc.	779	35
Jones Lang LaSalle, Inc. (e)	363	85
Kimco Realty Corp.	3,106	70
Lamar Advertising Co. Class A	465	51
LTC Properties, Inc.	1,829	58
Medical Properties Trust, Inc.	4,381	93
Mid-America Apartment Communities, Inc.	308	64
National Health Investors, Inc.	2,031	106
Omega Healthcare Investors, Inc.	635	18
One Liberty Properties, Inc. (e)	1,831	60
Orion Office REIT, Inc. (e)	140	2
PotlatchDeltic Corp.	658	36
Prologis, Inc.	1,996	301
Public Storage	425	139
Realty Income Corp.	1,440	98

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Regency Centers Corp.	412	$29
Saul Centers, Inc. (e)	1,064	52
SBA Communications Corp.	295	101
Simon Property Group, Inc.	886	135
SITE Centers Corp.	7,123	107
Sun Communities, Inc.	301	57
Tejon Ranch Co. (e)	3,100	57
Terreno Realty Corp.	1,332	101
UDR, Inc.	801	45
Ventas, Inc.	1,061	50
VICI Properties, Inc.	1,656	45
Vornado Realty Trust	439	18
Welltower, Inc.	1,118	89
Weyerhaeuser Co.	2,021	76
WP Carey, Inc.	480	37
		4,499
Utilities (0.9%):
American States Water Co.	1,937	182
Exelon Corp.	10,410	549
FirstEnergy Corp.	13,970	526
MDU Resources Group, Inc.	5,622	153
National Fuel Gas Co.	2,194	127
NorthWestern Corp.	2,637	146
NRG Energy, Inc.	14,711	530
Otter Tail Corp. (g)	2,371	155
The AES Corp.	21,755	509
UGI Corp.	11,523	475
		3,352
Total Common Stocks (Cost $103,090)		133,264
Preferred Stocks (0.1%)
Communication Services (0.0%): (h)
Qwest Corp., 6.50%, 9/1/56	8,000	201
Financials (0.1%):
Delphi Financial Group, Inc., 3.35% (LIBOR03M+319bps), 5/15/37 (b) (i)	12,000	287
Total Preferred Stocks (Cost $502)		488
Corporate Bonds (0.8%)
Consumer Discretionary (0.0%): (h)
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	$38	44
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	53	55
		99
Consumer Staples (0.0%): (h)
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	32	32
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	30	38
		70

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Energy (0.1%):
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	$38	$39
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	46	58
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	75	81
		178
Financials (0.3%):
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/23/21 @ 100 (g)	100	100
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	93	91
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	150	152
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	112	114
Cullen/Frost Capital Trust II, 1.67% (LIBOR03M+155bps), 3/1/34, Callable 1/10/22 @ 100 (b)	175	168
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	53	64
First Maryland Capital I, 1.12% (LIBOR03M+100bps), 1/15/27, Callable 1/10/22 @ 100 (b)	50	48
HSB Group, Inc., 1.03% (LIBOR03M+91bps), 7/15/27, Callable 1/10/22 @ 100 (b)	200	182
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	68	73
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	23	25
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	39	41
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	150	157
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	23	25
		1,240
Health Care (0.1%):
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	72	76
Duke University Health System, Inc., 2.60%, 6/1/30	60	61
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	23	23
		160
Industrials (0.1%):
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	55	58
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	21	21
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	112	119
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	175	186
		384
Information Technology (0.0%): (h)
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	68	71
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	21	22
		93
Materials (0.0%): (h)
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	45	46
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	21	22
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	35	36
		104

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Real Estate (0.1%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	$101	$103
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	131	133
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	23	24
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	19	20
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	87	90
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	17	18
		388
Utilities (0.1%):
Alabama Power Co., 3.85%, 12/1/42	112	129
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	37	40
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	112	128
		297
Total Corporate Bonds (Cost $2,883)		3,013
Yankee Dollars (0.1%)
Energy (0.0%): (h)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	64	66
Financials (0.0%): (h)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a) (g)	51	55
Industrials (0.0%): (h)
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	42	45
Materials (0.1%):
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	71	74
Total Yankee Dollars (Cost $228)		240
U.S. Government Agency Mortgages (0.4%)
Federal Home Loan Mortgage Corporation 3.00%, 10/1/46 – 10/1/47	1,117	1,172
3.50%, 4/1/48	114	120
		1,292
Federal National Mortgage Association Series 2016-M2, Class AV2, 2.15%, 1/25/23	76	77
4.00%, 4/1/49	177	188
		265
		1,557
Total U.S. Government Agency Mortgages (Cost $1,488)		1,557
U.S. Treasury Obligations (1.8%)
U.S. Treasury Bonds
3.00%, 8/15/48 (g)	1,000	1,253
3.38%, 11/15/48 (g)	500	670

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/26	$1,144	$1,245
U.S. Treasury Notes
1.63%, 4/30/23	1,567	1,595
2.25%, 2/15/27	2,000	2,108
Total U.S. Treasury Obligations (Cost $6,233)		6,871
Exchange-Traded Funds (52.1%)
Invesco DB Commodity Index Tracking Fund (e)	28,600	557
Invesco FTSE RAFI Developed Markets ex-US ETF	43,991	2,005
Invesco FTSE RAFI Emerging Markets ETF	240,641	5,179
iShares Core MSCI EAFE ETF	103,179	7,530
iShares Core MSCI Emerging Markets ETF	265,390	15,955
iShares Core S&P 500 ETF	68,194	31,208
iShares Core US Aggregate Bond ETF	39,490	4,532
iShares Core US REIT ETF (g)	36,965	2,317
iShares MSCI Canada ETF (f)	158,669	5,931
iShares MSCI International Momentum Factor ETF	146,564	5,586
iShares MSCI International Quality Factor ETF (f)	165,207	6,321
JPMorgan BetaBuilders Canada ETF (f)	24,954	1,622
Schwab Fundamental Emerging Markets Large Co. Index ETF	430,014	13,240
Schwab Fundamental International Large Co. Index ETF	829,619	26,274
Schwab Fundamental International Small Co. Index ETF (f)	91,800	3,356
SPDR Gold Shares (e) (f)	4,604	762
SPDR S&P Emerging Markets SmallCap ETF	14,790	868
U.S. Oil Fund LP (e) (f)	17,827	854
Vanguard FTSE All-World ex-US ETF	115,478	6,922
Vanguard FTSE Developed Markets ETF (f)	451,194	22,424
Vanguard FTSE Emerging Markets ETF (f) (g)	23,072	1,135
Vanguard Mortgage-Backed Securities ETF	18,666	990
Vanguard Real Estate ETF (f)	42,607	4,548
Vanguard S&P 500 ETF (g)	27,797	11,649
Vanguard Short-Term Bond ETF	23,964	1,949
Vanguard Short-Term Corporate Bond ETF	23,551	1,921
Vanguard Total Bond Market ETF	78,203	6,680
Vanguard Total Stock Market ETF (g)	34,432	8,038
Wisdom Tree Trust — WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	854
Total Exchange-Traded Funds (Cost $162,978)		201,207
Affiliated Exchange-Traded Funds (8.6%)
Victoryshares ESG Core Plus Bond ETF	216,269	5,404
VictoryShares USAA Core Intermediate-Term Bond ETF	408,915	21,824
VictoryShares USAA Core Short-Term Bond ETF	103,145	5,317
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	16,000	743
Total Affiliated Exchange-Traded Funds (Cost $33,548)		33,288

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (7.4%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (j)	5,158,971	$5,159
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (j)	7,850,292	7,850
HSBC U.S. Government Money Market Fund I Shares, 0.03% (j)	15,632,748	15,633
Total Collateral for Securities Loaned (Cost $28,642)		28,642
Total Investments (Cost $340,290) — 105.9%		409,278
Liabilities in excess of other assets — (5.9)%		(22,708)
NET ASSETS — 100.00%		$386,570

At November 30, 2021, the Fund's investments in foreign securities were 33.0% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2021, the fair value of these securities was $1,060 (thousands) and amounted to 0.3% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2021.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2021.

(d)  Security is interest only.

(e)  Non-income producing security.

(f)  All or a portion of this security is on loan.

(g)  All or a portion of this security has been segregated as collateral for derivative instruments.

(h)  Amount represents less than 0.05% of net assets.

(i)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2021, illiquid securities were 0.1% of net assets.

(j)  Rate disclosed is the daily yield on November 30, 2021.

bps — Basis points

ETF — Exchange-Traded Fund

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

  (Unaudited)

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	18	12/16/21	$3,523,128	$3,511,783	$37,455
Swiss Market Index Futures	34	12/17/21	4,445,473	4,518,640	53,786
					$91,241
Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	11	12/16/21	$1,508,724	$1,417,227	$35,758
Euro Stoxx 50 Futures	17	12/17/21	833,213	785,968	12,710
FTSE 100 Index Futures	15	12/17/21	1,454,456	1,412,040	26,872
Russell 2000 E-Mini Index Futures	62	12/17/21	6,893,480	6,811,630	81,850
Tokyo Price Index Futures	12	12/09/21	2,236,467	2,013,095	171,696
					$328,886
Total unrealized appreciation					$420,127
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$420,127

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Aggressive Fund
Assets:
Affiliated investments, at value (Cost $33,548)	$33,288
Unaffiliated investments, at value (Cost $306,742)	375,990	(a)
Cash	5,067
Deposit with broker for futures contracts	1,392
Receivables:
Interest and dividends	300
Capital shares issued	281
Variation margin on open futures contracts	222
From Adviser	55
Prepaid expenses	12
Total Assets	416,607
Liabilities:
Payables:
Collateral received on loaned securities	28,642
Collateral received from broker for futures contract	96
Foreign currency	—	(b)
Investments purchased	600
Capital shares redeemed	199
Variation margin on open futures contracts	103
Accrued expenses and other payables:
Investment advisory fees	196
Administration fees	49
Custodian fees	5
Transfer agent fees	81
Compliance fees	—	(b)
Other accrued expenses	66
Total Liabilities	30,037
Net Assets:
Capital	283,832
Total accumulated earnings/(loss)	102,738
Net Assets	$386,570
Shares (unlimited number of shares authorized with no par value):	24,895
Net asset value, offering and redemption price per share: (c)	$15.53

(a)  Includes $27,564 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Aggressive Fund
Investment Income:
Income distributions from affiliated funds	$210
Dividends	3,179
Interest	296
Securities lending (net of fees)	45
Foreign tax withholding	(1)
Total Income	3,729
Expenses:
Investment advisory fees	1,180
Administration fees	295
Sub-Administration fees	46
Custodian fees	13
Transfer agent fees	525
Trustees' fees	24
Compliance fees	1
Legal and audit fees	29
State registration and filing fees	13
Other expenses	40
Total Expenses	2,166
Expenses waived/reimbursed by Adviser	(35)
Net Expenses	2,131
Net Investment Income (Loss)	1,598
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	12,588
Net realized gains (losses) from futures contracts	88
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	(8,833)
Net change in unrealized appreciation/depreciation on affiliated funds	(167)
Net change in unrealized appreciation/depreciation on futures contracts	331
Net realized/unrealized gains (losses) on investments	4,007
Change in net assets resulting from operations	$5,605

See notes to financial statements.

18

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Aggressive Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$1,598	$3,261
Net realized gains (losses) from investments	12,676	26,897
Net change in unrealized appreciation/depreciation on investments	(8,669)	74,955
Change in net assets resulting from operations	5,605	105,113
Change in net assets resulting from distributions to shareholders	—	(7,114)
Change in net assets resulting from capital transactions	(6,531)	(54,063)
Change in net assets	(926)	43,936
Net Assets:
Beginning of period	387,496	343,560
End of period	$386,570	$387,496
Capital Transactions:
Proceeds from shares issued	$23,389	$43,105
Distributions reinvested	—	6,811
Cost of shares redeemed	(29,920)	(103,979)
Change in net assets resulting from capital transactions	$(6,531)	$(54,063)
Share Transactions:
Issued	1,498	3,112
Reinvested	—	494
Redeemed	(1,917)	(7,566)
Change in Shares	(419)	(3,960)

See notes to financial statements.

19

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Aggressive Fund
Six Months Ended November 30, 2021 (Unaudited)	$15.31	0.06	(d)	0.16	0.22	—	—
Year Ended May 31:
2021	$11.74	0.12	(d)	3.71	3.83	(0.18)	(0.08)
2020	$11.73	0.20	(d)	0.03	0.23	(0.15)	(0.07)
2019	$12.81	0.15		(0.57)	(0.42)	(0.18)	(0.48)
2018	$12.57	0.16		0.94	1.10	(0.14)	(0.72)
2017	$11.33	0.15		1.26	1.41	(0.17)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to usage of quantitative investment strategies.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Aggressive Fund
Six Months Ended November 30, 2021 (Unaudited)	—	$15.53	1.44%	1.08%	0.81%	1.10%	$386,570	21%
Year Ended May 31:
2021	(0.26)	$15.31	32.91%	1.10%	0.88%	1.17%	$387,496	64%
2020	(0.22)	$11.74	1.78%	1.10%	1.68%	1.18%	$343,560	90%
2019	(0.66)	$11.73	(3.04)%	1.10%	1.54%	1.24%	$351,410	95	%(e)
2018	(0.86)	$12.81	8.85%	1.10%	1.18%	1.25%	$344,768	65%
2017	(0.17)	$12.57	12.59%	1.10%	1.32%	1.36%	$283,867	70%

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Aggressive Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$572	$—	$572
Collateralized Mortgage Obligations	—	136	—	136
Common Stocks	133,264	—	—	133,264
Preferred Stocks	201	287	—	488
Corporate Bonds	—	3,013	—	3,013
Yankee Dollars	—	240	—	240
U.S. Government Agency Mortgages	—	1,557	—	1,557
U.S. Treasury Obligations	—	6,871	—	6,871
Exchange-Traded Funds	201,207	—	—	201,207
Affiliated Exchange-Traded Funds	33,288	—	—	33,288
Collateral for Securities Loaned	28,642	—	—	28,642
Total	$396,602	$12,676	$—	$409,278
Other Financial Investments*
Assets:
Futures Contracts	$420	$—	$—	$420
Total	$420	$—	$—	$420

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts. During the six months ended November 30, 2021, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2021 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$420	$—

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$88	$331

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$27,564	$—	$28,642

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$1,763	$86

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$81,855	$88,007	$—	$3,086

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limit (excluding voluntary waivers) was 1.10%.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's Adviser fee is reimbursed by VCM to the extent of the indirect Adviser fee incurred through the Fund's proportional investment in the affiliated ETF(s). These affiliated ETF Adviser fee reimbursements are not available for recoupment. As of November 30, 2021, the Fund's Adviser fee was reimbursed by VCM in an amount of $35 thousand, of which $15 thousand is receivable from VCM.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of November 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at November 30, 2021.

Expires 2023	Expires 2024	Total
$267	$236	$503

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. LIBOR is being discontinued as a floating rate benchmark. The Secured Overnight Financing Rate ("SOFR") is expected to replace U.S. dollar LIBOR as the principal floating rate benchmark. The LIBOR discontinuation has affected, and will continue to affect, financial markets generally. The date of the LIBOR discontinuation will vary depending on the LIBOR currency and tenor. The UK Financial Conduct Authority (the "FCA"), which is the regulator of the LIBOR administrator, has announced that, after specified dates, LIBOR settings will cease to be provided by any administrator or will no longer be representative. Those dates are: (i) June 30, 2023, in the case of the principal U.S. dollar LIBOR tenors (overnight and one-, three-, six- and 12-month; and (ii) December 31, 2021, in all other cases (i.e., one-week and two-month U.S. dollar LIBOR and all tenors of non-U.S. dollar LIBOR). Accordingly, many existing LIBOR obligations will transition to another benchmark after June 30, 2023, or, in some cases, after December 31, 2021. The FCA and certain U.S. regulators have stated that, despite expected publication of U.S. dollar LIBOR through June 30, 2023, no new contracts using U.S. dollar LIBOR should be entered into after December 31, 2021. Although the foregoing reflects the likely timing of the LIBOR discontinuation and certain consequences, there is no assurance that LIBOR, of any particular currency or tenor, will continue to be published until any particular date or in any particular form, and there is no assurance regarding the consequences of the LIBOR discontinuation. In the United States, there have been efforts to identify alternative reference interest rates for U.S. dollar LIBOR. The cash markets have generally coalesced around recommendations from the Alternative Reference Rates Committee (the "ARRC"), which was convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York. The ARRC has recommended that U.S. dollar LIBOR be replaced by rates based on SOFR plus, in the case of existing LIBOR contracts and obligations, a spread adjustment. For purposes of the following discussion, the term "LIBOR" refers solely to U.S. dollar LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR's history or otherwise. SOFR has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. Future levels of SOFR may bear little or no relation to historical levels of SOFR, LIBOR or other rates. SOFR-based rates will differ from LIBOR, and the differences may be material. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. In contrast, LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term tenors. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. Non-LIBOR floating rate obligations, including SOFR-based obligations, may have returns and values that fluctuate more than those of floating rate obligations that are based on LIBOR or other rates. Resulting changes in the financial markets may adversely affect financial markets generally and

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

may also adversely affect our operations specifically, particularly as financial markets transition away from LIBOR.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM determined as of the last business day of the month. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated on the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended November 30, 2021, were as follows (amounts in thousands):

	Fair Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/21	Dividend Income
VictoryShares ESG Core Plus Bond ETF	$—	$10,814	$(5,407)	$—	$—	$(3)	$5,404	$3
VictoryShares USAA Core Intermediate-Term Bond ETF	11,794	20,155	(10,078)	—	—	(47)	21,824	142
VictoryShares USAA Core Short-Term Bond ETF	5,353	—	—	—	—	(36)	5,317	42
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	824	—	—	—	—	(81)	743	23
	$17,971	$30,969	$(15,485)	$—	$—	$(167)	$33,288	$210

32

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21-11/30/21*	Hypothetical Expenses Paid During Period 6/1/21-11/30/21*	Annualized Expense Ratio During Period 6/1/21-11/30/21
$1,000.00	$1,014.40	$1,019.65	$5.45	$5.47	1.08%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

33

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

97452-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Cornerstone Conservative Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	18
Proxy Voting and Portfolio Holdings Information	18
Expense Example	18
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Conservative Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks current income and also considers the potential for capital appreciation.

Top 10 Holdings*:

November 30, 2021

(% of Net Assets)

USAA Intermediate-Term Bond Fund Institutional Shares	18.1%
USAA Government Securities Fund Institutional Shares	17.3%
USAA Income Fund Institutional Shares	14.5%
VictoryShares USAA Core Short-Term Bond ETF	13.9%
VictoryShares USAA Core Intermediate-Term Bond ETF	7.2%
USAA High Income Fund Institutional Shares	4.5%
USAA 500 Index Fund Reward Shares	3.6%
USAA International Fund Institutional Shares	3.2%
USAA Short-Term Bond Fund Institutional Shares	2.7%
USAA Target Managed Allocation Fund	2.5%

Asset Allocation*:

November 30, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Conservative Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.5%)
VictoryShares USAA Core Intermediate-Term Bond ETF	334,133	$17,833
VictoryShares USAA Core Short-Term Bond ETF (a)	669,201	34,494
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	67,940	3,157
VictoryShares USAA MSCI International Value Momentum ETF	113,561	5,349
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	18,550	1,311
VictoryShares USAA MSCI USA Value Momentum ETF	87,997	5,921
Total Affiliated Exchange-Traded Funds (Cost $64,287)		68,065
Affiliated Mutual Funds (72.0%)
USAA 500 Index Fund Reward Shares	142,547	8,916
USAA Aggressive Growth Fund Institutional Shares	33,578	2,146
USAA Emerging Markets Fund Institutional Shares	118,960	2,552
USAA Government Securities Fund Institutional Shares	4,400,738	43,051
USAA Growth Fund Institutional Shares	53,344	2,123
USAA High Income Fund Institutional Shares	1,451,693	11,178
USAA Income Fund Institutional Shares	2,636,449	35,829
USAA Income Stock Fund Institutional Shares	113,739	2,308
USAA Intermediate-Term Bond Fund Institutional Shares	4,194,508	44,995
USAA International Fund Institutional Shares	278,180	7,989
USAA Precious Metals and Minerals Fund Institutional Shares	61,064	1,156
USAA Short-Term Bond Fund Institutional Shares	738,736	6,751
USAA Small Cap Stock Fund Institutional Shares	57,415	1,227
USAA Target Managed Allocation Fund	453,527	6,136
USAA Value Fund Institutional Shares	130,416	2,405
Total Affiliated Mutual Funds (Cost $162,918)		178,762
Collateral for Securities Loaned^ (0.1%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (b)	100,225	100
HSBC U.S. Government Money Market Fund I Shares, 0.03% (b)	63,300	64
Total Collateral for Securities Loaned (Cost $164)		164
Total Investments (Cost $227,369) — 99.6%		246,991
Other assets in excess of liabilities — 0.4%		964
NET ASSETS — 100.00%		$247,955

At November 30, 2021, the Fund's investments in foreign securities were 7.7% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on November 30, 2021.

ETF — Exchange-Traded Fund

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Conservative Fund
Assets:
Affiliated investments, at value (Cost $227,205)	$246,827
Unaffiliated investments, at value (Cost $164)	164	(a)
Cash	1,137
Receivables:
Capital shares issued	175
Prepaid expenses	19
Total Assets	248,322
Liabilities:
Payables:
Collateral received on loaned securities	164
Capital shares redeemed	157
Accrued expenses and other payables:
Custodian fees	1
Transfer agent fees	—	(b)
Compliance fees	—	(b)
Trustees' fees	—	(b)
Other accrued expenses	45
Total Liabilities	367
Net Assets:
Capital	224,680
Total accumulated earnings/(loss)	23,275
Net Assets	$247,955
Shares (unlimited number of shares authorized with no par value):	20,983
Net asset value, offering and redemption price per share: (c)	$11.82

(a)  Includes $160 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Conservative Fund
Investment Income:
Income distributions from affiliated funds	$2,501
Interest	— (a)
Securities lending (net of fees)	1
Total Income	2,502
Expenses:
Sub-Administration fees	9
Custodian fees	3
Trustees' fees	24
Compliance fees	1
Printing fees	14
Legal and audit fees	26
State registration and filing fees	17
Other expenses	11
Total Expenses	105
Net Investment Income (Loss)	2,397
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	759
Net change in unrealized appreciation/depreciation on affiliated funds	(1,605)
Net realized/unrealized gains (losses) on investments	(846)
Change in net assets resulting from operations	$1,551

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Conservative Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$2,397	$5,871
Net realized gains (losses) from investments	759	3,646
Net change in unrealized appreciation/depreciation on investments	(1,605)	15,992
Change in net assets resulting from operations	1,551	25,509
Change in net assets resulting from distributions to shareholders	(2,410)	(8,183)
Change in net assets resulting from capital transactions	4,864	20,674
Change in net assets	4,005	38,000
Net Assets:
Beginning of period	243,950	205,950
End of period	$247,955	$243,950
Capital Transactions:
Proceeds from shares issued	$33,643	$66,446
Distributions reinvested	2,396	8,144
Cost of shares redeemed	(31,175)	(53,916)
Change in net assets resulting from capital transactions	$4,864	$20,674
Share Transactions:
Issued	2,831	5,750
Reinvested	202	711
Redeemed	(2,620)	(4,674)
Change in Shares	413	1,787

See notes to financial statements.

6

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7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Conservative Fund
Six Months Ended November 30, 2021 (Unaudited)	$11.86	0.12	(d)	(0.04)	0.08	(0.12)	—
Year Ended May 31: 2021	$10.96	0.30	(d)	1.03	1.33	(0.31)	(0.12)
2020	$10.72	0.32	(d)	0.25	0.57	(0.33)	—
2019	$10.64	0.32		0.08	0.40	(0.32)	—
2018	$10.76	0.30		(0.11)	0.19	(0.31)	—
2017	$10.27	0.31		0.49	0.80	(0.31)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects a return to normal trading levels after a prior year transition or allocation shift.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Conservative Fund
Six Months Ended November 30, 2021 (Unaudited)	(0.12)	$11.82	0.66%	0.09%	1.94%	0.09%	$247,955	3%
Year Ended May 31: 2021	(0.43)	$11.86	12.28%	0.10%	2.61%	0.10%	$243,950	15%
2020	(0.33)	$10.96	5.45%	0.09%	2.92%	0.10%	$205,950	8%
2019	(0.32)	$10.72	3.84%	0.10%	2.99%	0.12%	$193,265	22%
2018	(0.31)	$10.64	1.79%	0.10%	2.87%	0.12%	$196,292	5%
2017	(0.31)	$10.76	7.93%	0.10%	3.02%	0.15%	$174,754	7	%(e)

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Conservative Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act. The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM"), an affiliate of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs") are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$68,065	$—	$—	$68,065
Affiliated Mutual Funds	178,762	—	—	178,762
Collateral for Securities Loaned	164	—	—	164
Total	$246,991	$—	$—	$246,991

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$160	$—	$164

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$12,368	$7,781

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. The Adviser does not receive any fees from the Fund for these services.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2021, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Fund for these services.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA does not receive any fees from the Fund for these services.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

As of November 30, 2021, the expense limit (excluding voluntary waivers) was 0.10%. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at November 30, 2021.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment. As of November 30, 2021, the Fund had no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated on the Fund's Schedule of Portfolio Investments. The affiliated underlying fund's annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the six months ended November 30, 2021, were as follows (amounts in thousands):

	Fair Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/21	Dividend Income
USAA 500 Index Fund Reward Shares	$9,138	$422	$(1,470)	$196	$—	$630	$8,916	$53
USAA Aggressive Growth Fund Institutional Shares	1,899	—	—	—	—	247	2,146	—
USAA Emerging Markets Fund Institutional Shares	2,639	247	—	—	—	(334)	2,552	—
USAA Government Securities Fund Institutional Shares	42,504	1,143	—	—	—	(596)	43,051	395
USAA Growth Fund Institutional Shares	2,141	—	(248)	80	—	150	2,123	—
USAA High Income Fund Institutional Shares	12,325	296	(1,230)	(23)	—	(190)	11,178	296
USAA Income Fund Institutional Shares	37,419	530	(2,096)	1	—	(25)	35,829	531
USAA Income Stock Fund Institutional Shares	2,749	265	(736)	134	—	(104)	2,308	19
USAA Intermediate-Term Bond Fund Institutional Shares	40,005	4,917	—	—	—	73	44,995	465
USAA International Fund Institutional Shares	8,430	492	(740)	52	—	(245)	7,989	—
USAA Precious Metals and Minerals Fund Institutional Shares	1,408	—	—	—	—	(252)	1,156	—

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

	Fair Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/21	Dividend Income
USAA Short-Term Bond Fund Institutional Shares	$6,750	$67	$—	$—	$—	$(66)	$6,751	$66
USAA Small Cap Stock Fund Institutional Shares	1,486	—	(252)	91	—	(98)	1,227	—
USAA Target Managed Allocation Fund	6,359	—	(509)	95	—	191	6,136	—
USAA Value Fund Institutional Shares	2,195	246	—	—	—	(36)	2,405	—
VictoryShares USAA Core Intermediate-Term Bond ETF	17,831	—	—	—	—	2	17,833	159
VictoryShares USAA Core Short-Term Bond ETF	30,971	3,743	—	—	—	(220)	34,494	249
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,500	—	—	—	—	(343)	3,157	99
VictoryShares USAA MSCI International Value Momentum ETF	5,763	—	—	—	—	(414)	5,349	126
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	1,313	—	—	—	—	(2)	1,311	4
VictoryShares USAA MSCI USA Value Momentum ETF	6,261	—	(500)	133	—	27	5,921	39
	$243,086	$12,368	$(7,781)	$759	$—	$(1,605)	$246,827	$2,501

17

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
$1,000.00	$1,006.60	$1,024.62	$0.45	$0.46	0.09%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

18

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

97450-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Cornerstone Equity Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	18
Proxy Voting and Portfolio Holdings Information	18
Expense Example	18
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Equity Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation over the long term.

Top 10 Holdings*:

November 30, 2021

(% of Net Assets)

USAA 500 Index Fund Reward Shares	18.6%
USAA International Fund Institutional Shares	14.2%
VictoryShares USAA MSCI USA Value Momentum ETF	12.7%
VictoryShares USAA MSCI International Value Momentum ETF	11.4%
USAA Target Managed Allocation Fund	6.9%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	5.4%
USAA Growth Fund Institutional Shares	5.1%
USAA Income Stock Fund Institutional Shares	5.0%
USAA Emerging Markets Fund Institutional Shares	5.0%
USAA Aggressive Growth Fund Institutional Shares	5.0%

Asset Allocation*:

November 30, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Equity Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (32.3%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	266,858	$12,399
VictoryShares USAA MSCI International Value Momentum ETF	555,112	26,148
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	90,687	6,408
VictoryShares USAA MSCI USA Value Momentum ETF	431,467	29,033
Total Affiliated Exchange-Traded Funds (Cost $66,396)		73,988
Affiliated Mutual Funds (67.7%)
USAA 500 Index Fund Reward Shares	681,301	42,615
USAA Aggressive Growth Fund Institutional Shares	178,795	11,427
USAA Emerging Markets Fund Institutional Shares	536,483	11,508
USAA Growth Fund Institutional Shares	294,807	11,730
USAA Income Stock Fund Institutional Shares	569,689	11,559
USAA International Fund Institutional Shares	1,134,873	32,594
USAA Precious Metals and Minerals Fund Institutional Shares	43,865	830
USAA Small Cap Stock Fund Institutional Shares	265,433	5,670
USAA Target Managed Allocation Fund	1,162,728	15,732
USAA Value Fund Institutional Shares	619,656	11,426
Total Affiliated Mutual Funds (Cost $108,345)		155,091
Total Investments (Cost $174,741) — 100.0%		229,079
Other assets in excess of liabilities — 0.0% (a)		113
NET ASSETS — 100.00%		$229,192

At November 30, 2021, the Fund's investments in foreign securities were 36.1% of net assets.

(a)  Amount represents less than 0.05% of net assets.

ETF — Exchange-Traded Fund

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Equity Fund
Assets:
Affiliated investments, at value (Cost $174,741)	$229,079
Cash	273
Receivables:
Capital shares issued	131
Prepaid expenses	10
Total Assets	229,493
Liabilities:
Payables:
Capital shares redeemed	249
Accrued expenses and other payables:
Custodian fees	1
Transfer agent fees	—	(a)
Compliance fees	—	(a)
Trustees' fees	—	(a)
Other accrued expenses	51
Total Liabilities	301
Net Assets:
Capital	169,309
Total accumulated earnings/(loss)	59,883
Net Assets	$229,192
Shares (unlimited number of shares authorized with no par value):	12,986
Net asset value, offering and redemption price per share: (b)	$17.65

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Cornerstone Equity Fund
Investment Income:
Income distributions from affiliated funds	$1,543
Interest	—	(a)
Securities lending (net of fees)	—	(a)
Total Income	1,543
Expenses:
Sub-Administration fees	9
Custodian fees	3
Trustees' fees	24
Compliance fees	1
Printing fees	17
Legal and audit fees	26
State registration and filing fees	11
Other expenses	11
Total Expenses	102
Net Investment Income (Loss)	1,441
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	1,136
Net change in unrealized appreciation/depreciation on affiliated funds	304
Net realized/unrealized gains (losses) on investments	1,440
Change in net assets resulting from operations	$2,881

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Equity Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$1,441	$3,618
Net realized gains (losses) from investments	1,136	1,909
Net change in unrealized appreciation/depreciation on investments	304	67,536
Change in net assets resulting from operations	2,881	73,063
Change in net assets resulting from distributions to shareholders	—	(16,403)
Change in net assets resulting from capital transactions	(5,925)	(15,437)
Change in net assets	(3,044)	41,223
Net Assets:
Beginning of period	232,236	191,013
End of period	$229,192	$232,236
Capital Transactions:
Proceeds from shares issued	$13,657	$26,443
Distributions reinvested	—	16,362
Cost of shares redeemed	(19,582)	(58,242)
Change in net assets resulting from capital transactions	$(5,925)	$(15,437)
Share Transactions:
Issued	767	1,681
Reinvested	—	1,061
Redeemed	(1,099)	(3,809)
Change in Shares	(332)	(1,067)

See notes to financial statements.

6

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7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Equity Fund
Six Months Ended November 30, 2021 (Unaudited)	$17.44	0.11	(d)	0.10	0.21	—	—
Year Ended:
May 31, 2021	$13.28	0.27	(d)	5.16	5.43	(0.20)	(1.07)
May 31, 2020	$13.90	0.34	(d)	(0.24)	0.10	(0.32)	(0.40)
May 31, 2019	$15.49	0.26		(0.99)	(0.73)	(0.25)	(0.61)
May 31, 2018	$14.31	0.22		1.26	1.48	(0.22)	(0.08)
May 31, 2017	$12.51	0.19		2.02	2.21	(0.19)	(0.22)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased usage of quantitative investment strategies.

(f)  Reflects an increase in trading activity due to asset allocation shifts.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Equity Fund
Six Months Ended November 30, 2021 (Unaudited)	—	$17.65	1.20%	0.09%	1.23%	0.09%	$229,192	2%
Year Ended:
May 31, 2021	(1.27)	$17.44	42.26%	0.10%	1.74%	0.11%	$232,236	5%
May 31, 2020	(0.72)	$13.28	0.14%	0.10%	2.38%	0.10%	$191,013	6%
May 31, 2019	(0.86)	$13.90	(4.35)%	0.10%	1.79%	0.13%	$202,288	11	%(e)
May 31, 2018	(0.30)	$15.49	10.32%	0.10%	1.46%	0.13%	$200,186	38	%(f)
May 31, 2017	(0.41)	$14.31	17.99%	0.10%	1.39%	0.20%	$143,657	7%

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Equity Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act. The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM"), an affiliate of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs") are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$73,988	$—	$—	$73,988
Affiliated Mutual Funds	155,091	—	—	155,091
Total	$229,079	$—	$—	$229,079

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

As of November 30, 2021, the Fund did not have any securities on loan.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$4,666	$8,719

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. The Adviser does not receive any fees from the Fund for these services.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Fund for these services.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA does not receive any fees from the Fund for these services.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limit (excluding voluntary waivers) was 0.10%.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of November 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that repayment is not probable at November 30, 2021.

Expires 2024	Total
$18	$18

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

Equity Risk — The Fund may invest in underlying affiliated funds that invest in equity securities. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2021.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, or an investment company managed by VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These underlying funds are noted as affiliated on the Fund's Schedule of Portfolio Investments. The affiliated underlying fund's annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the six months ended November 30, 2021 were as follows (amounts in thousands):

	Fair Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2021	Dividend Income
USAA 500 Index Fund Reward Shares	$39,191	$697	$(943)	$57	$—	$3,613	$42,615	$230
USAA Aggressive Growth Fund Institutional Shares	10,431	—	(358)	90	—	1,264	11,427	—
USAA Emerging Markets Fund Institutional Shares	11,042	1,995	—	—	—	(1,529)	11,508	—
USAA Growth Fund Institutional Shares	11,057	—	(486)	90	—	1,069	11,730	—
USAA Income Stock Fund Institutional Shares	12,321	102	(951)	57	—	30	11,559	101
USAA International Fund Institutional Shares	32,254	1,872	(704)	23	—	(851)	32,594	—
USAA Precious Metals and Minerals Fund Institutional Shares	1,011	—	—	—	—	(181)	830	—
USAA Small Cap Stock Fund Institutional Shares	5,781	—	—	—	—	(111)	5,670	—
USAA Target Managed Allocation Fund	15,092	—	—	—	—	640	15,732	—

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

	Fair Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2021	Dividend Income
USAA Value Fund Institutional Shares	$11,619	$—	$—	$—	$—	$(193)	$11,426	$—
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	13,745	—	—	—	—	(1,346)	12,399	390
VictoryShares USAA MSCI International Value Momentum ETF	29,558	—	(1,399)	(74)	—	(1,937)	26,148	614
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	6,641	—	(240)	82	—	(75)	6,408	22
VictoryShares USAA MSCI USA Value Momentum ETF	31,949	—	(3,638)	811	—	(89)	29,033	186
	$231,692	$4,666	$(8,719)	$1,136	$—	$304	$229,079	$1,543

17

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
$1,000.00	$1,012.00	$1,024.62	$0.45	$0.46	0.09%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

18

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

97453-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Cornerstone Moderate Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information	28
Proxy Voting and Portfolio Holdings Information	28
Expense Example	28
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks high total return.

Asset Allocation*:

November 30, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.6%)
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	$787	$792
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 10/15/22 @ 100	487	495
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 8/15/23 @ 100 (a)	386	388
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	127	128
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	490	501
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 1/20/23 @ 100 (a)	249	251
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	437	441
Navient Student Loan Trust, Series 2015-2, Class B, 1.59% (LIBOR01M+150bps), 8/25/50, Callable 2/25/30 @ 100 (b)	950	954
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 12/20/21 @ 100 (a)	287	293
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 11/20/23 @ 100 (a)	506	511
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 4/23/23 @ 100 (a)	900	915
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 12/17/21 @ 100 (a)	355	355
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	149	149
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 8/15/23 @ 100 (a)	1,618	1,629
Total Asset-Backed Securities (Cost $7,648)		7,802
Collateralized Mortgage Obligations (0.2%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	130	132
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.59% (LIBOR01M+250bps), 4/4/22 (a)(b)	957	959
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.28% (LIBOR01M+19bps), 2/15/40 (b)	25	25
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	1,500	1,521
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.17%, 5/10/45, Callable 3/10/22 @ 100 (a)(c)(d)	9,053	13
Total Collateralized Mortgage Obligations (Cost $2,638)		2,650
Common Stocks (16.7%)
Communication Services (1.2%):
Alphabet, Inc. Class C (e)	2,557	7,285
AT&T, Inc.	51,958	1,186

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Comcast Corp. Class A	51,305	$2,564
Match Group, Inc. (e)	6,453	839
Netflix, Inc. (e)	2,183	1,401
Sirius XM Holdings, Inc. (f)	146,514	894
Verizon Communications, Inc.	25,815	1,298
Zillow Group, Inc. Class C (e)	1,120	61
		15,528
Consumer Discretionary (1.5%):
AutoZone, Inc. (e)	538	978
Best Buy Co., Inc.	7,431	794
eBay, Inc.	14,591	984
Ford Motor Co.	110,008	2,111
Garmin Ltd.	6,871	918
General Motors Co. (e)	19,411	1,123
Lennar Corp. Class A	9,432	991
Lowe's Cos., Inc.	10,414	2,547
McDonald's Corp.	5,010	1,225
O'Reilly Automotive, Inc. (e)	1,573	1,004
Target Corp. (g)	9,049	2,207
The Home Depot, Inc.	8,577	3,436
		18,318
Consumer Staples (1.0%):
Altria Group, Inc.	25,272	1,078
Archer-Daniels-Midland Co.	16,241	1,010
Colgate-Palmolive Co.	12,848	964
Costco Wholesale Corp.	2,605	1,405
PepsiCo, Inc.	8,296	1,325
Philip Morris International, Inc.	25,336	2,177
The Clorox Co.	5,680	925
The Estee Lauder Cos., Inc.	3,141	1,043
Tyson Foods, Inc. Class A	12,547	991
Walgreens Boots Alliance, Inc.	20,816	933
		11,851
Energy (0.6%):
Chevron Corp.	11,737	1,325
ConocoPhillips	29,948	2,100
Devon Energy Corp.	22,862	962
EOG Resources, Inc.	10,619	924
Exxon Mobil Corp.	21,905	1,311
Marathon Petroleum Corp.	15,357	934
		7,556
Financials (2.3%):
AGNC Investment Corp.	2,798	43
Annaly Capital Management, Inc.	7,018	57
Aon PLC Class A	3,523	1,042
Bank of America Corp.	32,999	1,467
Berkshire Hathaway, Inc. Class B (e)	5,499	1,522
Blackstone, Inc.	7,667	1,084
See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Capital One Financial Corp.	14,058	$1,976
Citigroup, Inc.	18,026	1,148
First Republic Bank	4,661	977
Marsh & McLennan Cos., Inc.	6,645	1,090
MetLife, Inc.	17,046	1,000
Morgan Stanley	24,161	2,291
MSCI, Inc.	1,579	994
Prudential Financial, Inc.	19,080	1,951
Regions Financial Corp.	40,149	913
S&P Global, Inc.	2,472	1,127
SVB Financial Group (e)	2,711	1,877
Synchrony Financial	21,170	948
T. Rowe Price Group, Inc.	4,577	915
The Allstate Corp.	17,784	1,933
The Goldman Sachs Group, Inc.	5,931	2,260
The Progressive Corp.	10,790	1,003
Wells Fargo & Co.	26,704	1,276
		28,894
Health Care (2.7%):
AbbVie, Inc.	11,495	1,325
Agilent Technologies, Inc.	6,443	972
Amgen, Inc.	10,922	2,172
Anthem, Inc.	2,716	1,103
Biogen, Inc. (e)	3,937	928
Bristol-Myers Squibb Co.	20,401	1,094
Cigna Corp.	4,985	957
CVS Health Corp.	12,890	1,148
Danaher Corp.	4,250	1,367
Eli Lilly & Co.	9,895	2,454
Gilead Sciences, Inc. (g)	17,114	1,180
HCA Healthcare, Inc.	4,191	945
IDEXX Laboratories, Inc. (e)	3,294	2,003
Intuitive Surgical, Inc. (e)	3,212	1,042
IQVIA Holdings, Inc. (e)	4,027	1,044
Johnson & Johnson (g)	20,471	3,192
Merck & Co., Inc.	31,636	2,370
Mettler-Toledo International, Inc. (e)	640	969
Pfizer, Inc.	29,478	1,584
UnitedHealth Group, Inc.	7,236	3,214
Waters Corp. (e)	2,782	913
West Pharmaceutical Services, Inc.	2,437	1,079
		33,055
Industrials (1.6%):
3M Co.	12,562	2,136
Carrier Global Corp.	18,851	1,020
Cummins, Inc.	4,459	935
Eaton Corp. PLC	6,142	995
Fastenal Co.	17,396	1,029
General Dynamics Corp.	5,140	971

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Illinois Tool Works, Inc.	4,488	$1,042
Johnson Controls International PLC	13,724	1,026
Lockheed Martin Corp.	6,539	2,180
Northrop Grumman Corp.	5,865	2,046
Old Dominion Freight Line, Inc.	2,887	1,025
Otis Worldwide Corp.	11,905	957
PACCAR, Inc.	11,849	989
Republic Services, Inc. (g)	7,571	1,001
Rockwell Automation, Inc.	3,072	1,033
W.W. Grainger, Inc.	2,020	973
		19,358
Information Technology (4.6%):
Accenture PLC Class A	7,232	2,585
Adobe, Inc. (e)	2,223	1,489
Apple, Inc.	67,050	11,083
Applied Materials, Inc.	15,503	2,282
Broadcom, Inc.	4,834	2,676
Cisco Systems, Inc.	46,804	2,567
Cognizant Technology Solutions Corp. Class A	13,244	1,033
EPAM Systems, Inc. (e)	1,430	870
Fortinet, Inc. (e)	2,975	988
Gartner, Inc. (e)	2,968	927
HP, Inc.	65,024	2,294
Intel Corp.	26,037	1,281
International Business Machines Corp.	9,703	1,136
Intuit, Inc.	2,010	1,311
Mastercard, Inc. Class A	4,162	1,311
Micron Technology, Inc.	15,015	1,261
Microsoft Corp. (g)	28,895	9,552
Motorola Solutions, Inc.	4,123	1,044
NVIDIA Corp.	7,178	2,345
Oracle Corp.	26,779	2,430
QUALCOMM, Inc.	15,278	2,759
Texas Instruments, Inc.	12,953	2,492
VeriSign, Inc. (e)	4,185	1,004
VMware, Inc. Class A (e)	8,074	943
		57,663
Materials (0.4%):
Avery Dennison Corp.	4,270	876
LyondellBasell Industries NV Class A	11,180	974
Nucor Corp.	9,136	971
PPG Industries, Inc.	6,202	956
The Sherwin-Williams Co.	3,311	1,097
		4,874
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	636	127
American Tower Corp.	2,224	584
AvalonBay Communities, Inc.	708	169

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Boston Properties, Inc.	747	$81
Camden Property Trust	487	80
CBRE Group, Inc. Class A (e)	1,679	161
Crown Castle International Corp.	2,209	401
Digital Realty Trust, Inc.	1,370	230
Duke Realty Corp.	1,869	109
Equinix, Inc.	447	363
Equity LifeStyle Properties, Inc.	879	72
Equity Residential	1,868	159
Essex Property Trust, Inc.	327	111
Extra Space Storage, Inc.	661	132
Healthpeak Properties, Inc.	2,671	88
Host Hotels & Resorts, Inc. (e)	3,450	54
Invitation Homes, Inc.	2,844	115
Iron Mountain, Inc.	1,461	66
Medical Properties Trust, Inc.	2,885	61
Mid-America Apartment Communities, Inc.	574	118
Omega Healthcare Investors, Inc.	1,149	32
Orion Office REIT, Inc. (e)	251	5
Prologis, Inc.	3,724	561
Public Storage	803	263
Realty Income Corp.	2,516	171
Regency Centers Corp.	861	60
SBA Communications Corp.	560	193
Simon Property Group, Inc.	1,694	259
Sun Communities, Inc.	501	95
UDR, Inc.	1,487	84
Ventas, Inc.	1,882	88
VICI Properties, Inc.	2,668	73
Vornado Realty Trust	808	32
Welltower, Inc.	2,095	167
Weyerhaeuser Co.	3,701	139
WP Carey, Inc.	880	67
		5,570
Utilities (0.4%):
Exelon Corp.	19,331	1,017
FirstEnergy Corp.	25,942	977
NRG Energy, Inc.	27,317	984
The AES Corp.	40,397	944
UGI Corp.	21,398	883
		4,805
Total Common Stocks (Cost $158,692)		207,472
Preferred Stocks (0.6%)
Communication Services (0.3%):
Qwest Corp., 6.50%, 9/1/56	112,000	2,812
Financials (0.3%):
Delphi Financial Group, Inc., 3.35% (LIBOR03M+319bps), 5/15/37 (b)(h)	167,198	4,004
Total Preferred Stocks (Cost $6,862)		6,816

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (2.8%)
Consumer Discretionary (0.1%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	$394	$457
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	488	509
		966
Consumer Staples (0.0%): (i)
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	284	288
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	252	316
		604
Energy (0.1%):
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	404	510
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	648	703
		1,213
Financials (1.5%):
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/23/21 @ 100 (f)(g)	1,600	1,603
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	994	975
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	972	988
Cullen/Frost Capital Trust II, 1.67% (LIBOR03M+155bps), 3/1/34, Callable 1/10/22 @ 100 (b)	4,000	3,840
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	488	589
First Maryland Capital I, 1.12% (LIBOR03M+100bps), 1/15/27, Callable 1/10/22 @ 100 (b)	2,850	2,765
HSB Group, Inc., 1.03% (LIBOR03M+91bps), 7/15/27, Callable 1/10/22 @ 100 (b)	2,575	2,339
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	654	699
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	249	268
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	1,000	1,046
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	412	434
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,600	2,726
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	194	211
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	714	788
		19,271
Health Care (0.1%):
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	738	780
Duke University Health System, Inc., 2.60%, 6/1/30	485	492
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	248	249
		1,521
Industrials (0.3%):
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	486	509
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	222	225
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	971	1,032
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	1,300	1,381
		3,147

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Information Technology (0.1%):
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	$743	$781
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	222	228
		1,009
Materials (0.1%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	389	397
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	204	216
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	373	386
		999
Real Estate (0.3%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	983	1,007
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,134	1,147
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	249	263
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	206	211
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	692	714
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	149	159
		3,501
Utilities (0.2%):
Alabama Power Co., 3.85%, 12/1/42	971	1,115
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	323	351
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	971	1,106
		2,572
Total Corporate Bonds (Cost $33,273)		34,803
Yankee Dollars (0.2%)
Energy (0.1%):
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	554	567
Financials (0.0%): (i)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)(g)	464	505
Industrials (0.0%): (i)
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	444	472
Materials (0.1%):
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	739	774
Total Yankee Dollars (Cost $2,198)		2,318
U.S. Government Agency Mortgages (1.9%)
Federal Home Loan Mortgage Corporation
3.50%, 4/1/46-4/1/48	3,916	4,150
3.00%, 6/1/46-8/1/47	18,368	19,266
		23,416
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	688	693
		24,109
Total U.S. Government Agency Mortgages (Cost $23,115)		24,109

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (5.7%)
U.S. Treasury Bonds
3.13%, 8/15/44	$8,600	$10,609
3.00%, 11/15/44	6,000	7,276
2.38%, 11/15/49	5,000	5,646
U.S. Treasury Notes
1.63%, 4/30/23	14,658	14,915
2.25%, 11/15/25	5,000	5,233
1.63%, 2/15/26	15,000	15,333
2.25%, 2/15/27	3,500	3,689
2.38%, 5/15/29	7,850	8,404
Total U.S. Treasury Obligations (Cost $65,763)		71,105
Commercial Paper (0.2%) (j)
Oge Energy Corp., 0.13%, 12/3/21 (a)	1,300	1,300
One Gas, Inc., 0.07%, 12/6/21 (a)	1,300	1,300
Total Commercial Paper (Cost $2,600)		2,600
Exchange-Traded Funds (42.7%)
Invesco DB Commodity Index Tracking Fund	114,500	2,230
Invesco FTSE RAFI Developed Markets ex-US ETF	335,920	15,315
Invesco FTSE RAFI Emerging Markets ETF	686,690	14,778
iShares 7-10 Year Treasury Bond ETF	133,366	15,444
iShares Core MSCI EAFE ETF	123,049	8,980
iShares Core MSCI Emerging Markets ETF	507,551	30,514
iShares Core S&P 500 ETF	160,397	73,402
iShares Core S&P Small-Cap ETF	246,821	27,227
iShares Core US Aggregate Bond ETF	422,573	48,499
iShares Core US REIT ETF (g)	57,884	3,629
iShares MSCI Canada ETF (f)	243,518	9,103
iShares MSCI International Momentum Factor ETF	401,271	15,292
iShares MSCI International Quality Factor ETF	457,001	17,485
JPMorgan BetaBuilders Canada ETF (f)	56,001	3,641
Schwab Fundamental Emerging Markets Large Co. Index ETF	920,892	28,354
Schwab Fundamental International Large Co. Index ETF	1,549,839	49,083
Schwab Fundamental International Small Co. Index ETF (f)	266,700	9,751
SPDR Gold Shares (f)	16,344	2,705
SPDR S&P Emerging Markets SmallCap ETF	34,497	2,024
U.S. Oil Fund LP (f)	44,859	2,149
Vanguard FTSE All-World ex-US ETF	305,763	18,327
Vanguard FTSE Developed Markets ETF (f)	844,518	41,972
Vanguard FTSE Emerging Markets ETF (f)(g)	47,000	2,312
Vanguard Mortgage-Backed Securities ETF	65,405	3,469
Vanguard Real Estate ETF (f)	118,457	12,644
Vanguard S&P 500 ETF (g)	52,832	22,140
Vanguard Short-Term Bond ETF	78,165	6,356
Vanguard Short-Term Corporate Bond ETF	73,962	6,032
Vanguard Total Bond Market ETF	175,441	14,986
Vanguard Total Stock Market ETF (g)	77,469	18,085

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Wisdom Tree Trust — WisdomTree Emerging Markets SmallCap Dividend Fund	59,797	$3,068
Xtrackers USD High Yield Corporate Bond ETF (f)	97,710	3,828
Total Exchange-Traded Funds (Cost $435,483)		532,824
Affiliated Exchange-Traded Funds (27.2%)
Victoryshares ESG Core Plus Bond ETF	2,420,938	60,489
VictoryShares USAA Core Intermediate-Term Bond ETF (f)	4,841,265	258,378
VictoryShares USAA Core Short-Term Bond ETF	341,251	17,590
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	51,500	2,393
Total Affiliated Exchange-Traded Funds (Cost $341,501)		338,850
Collateral for Securities Loaned^ (3.6%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (k)	4,159,637	4,160
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (k)	347,381	347
HSBC U.S. Government Money Market Fund I Shares, 0.03% (k)	40,634,118	40,634
Total Collateral for Securities Loaned (Cost $45,141)		45,141
Total Investments (Cost $1,124,914) — 102.4%		1,276,490
Liabilities in excess of other assets — (2.4)%		(29,357)
NET ASSETS — 100.00%		$1,247,133

At November 30, 2021, the Fund's investments in foreign securities were 21.2% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2021, the fair value of these securities was $15,485 (thousands) and amounted to 1.2% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2021.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2021.

(d)  Security is interest only.

(e)  Non-income producing security.

(f)  All or a portion of this security is on loan.

(g)  All or a portion of this security has been segregated as collateral for derivative instruments.

(h)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2021, illiquid securities were 0.3% of net assets.

(i)  Amount represents less than 0.05% of net assets.

(j)  Rate represents the effective yield at November 30, 2021.

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2021

  (Unaudited)

(k)  Rate disclosed is the daily yield on November 30, 2021.

bps — Basis points

ETF — Exchange-Traded Fund

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	63	12/16/21	$12,223,352	$12,291,239	$192,370
Swiss Market Index Futures	106	12/17/21	13,859,417	14,087,526	167,685
					$360,055

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	42	12/16/21	$5,760,582	$5,411,229	$136,532
Euro Stoxx 50 Futures	148	12/17/21	7,253,858	6,842,543	110,648
FTSE 100 Index Futures	65	12/17/21	6,302,644	6,118,842	116,446
Tokyo Price Index Futures	56	12/09/21	10,436,848	9,394,443	801,248
					$1,164,874
Total unrealized appreciation					$1,524,929
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$1,524,929

See notes to financial statements.

12

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderate Fund
Assets:
Affiliated investments, at value(Cost $341,501)	$338,850
Unaffiliated investments, at value (Cost $783,413)	937,640	(a)
Cash	16,469
Deposit with broker for futures contracts	1,562
Receivables:
Interest and dividends	1,021
Capital shares issued	271
Variation margin on open futures contracts	342
From Adviser	212
Prepaid expenses	23
Total Assets	1,296,390
Liabilities:
Payables:
Collateral received on loaned securities	45,141
Collateral received from broker for futures contracts	547
Payable for foreign currency	—	(b)
Investments purchased	1,551
Capital shares redeemed	625
Variation margin on open futures contracts	323
Accrued expenses and other payables:
Investment advisory fees	616
Administration fees	157
Custodian fees	11
Transfer agent fees	177
Compliance fees	1
Trustees' fees	—	(b)
Other accrued expenses	108
Total Liabilities	49,257
Net Assets:
Capital	1,016,008
Total accumulated earnings/(loss)	231,125
Net Assets	$1,247,133
Shares (unlimited number of shares authorized with no par value):	73,215
Net asset value, offering and redemption price per share: (c)	$17.03

(a)  Includes $43,221 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderate Fund
Investment Income:
Income distributions from affiliated funds	$1,994
Dividends	7,298
Interest	3,236
Securities lending (net of fees)	118
Foreign tax withholding	(2)
Total Income	12,644
Expenses:
Investment advisory fees	3,745
Administration fees	952
Sub-Administration fees	42
Custodian fees	32
Transfer agent fees	1,098
Trustees' fees	24
Compliance fees	4
Legal and audit fees	35
State registration and filing fees	17
Interfund lending fees	— (a)
Other expenses	77
Total Expenses	6,026
Expenses waived/reimbursed by Adviser	(359)
Net Expenses	5,667
Net Investment Income (Loss)	6,977
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	37,804
Net realized gains (losses) from futures contracts	(1,324)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	(31,219)
Net change in unrealized appreciation/depreciation on affiliated funds	(1,168)
Net change in unrealized appreciation/depreciation on futures contracts	1,826
Net realized/unrealized gains (losses) on investments	5,919
Change in net assets resulting from operations	$12,896

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

14

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderate Fund
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$6,977	$15,524
Net realized gains (losses) from investments	36,480	48,393
Net change in unrealized appreciation/depreciation on investments	(30,561)	163,676
Change in net assets resulting from operations	12,896	227,593
Change in net assets resulting from distributions to shareholders	(6,772)	(18,770)
Change in net assets resulting from capital transactions	(24,523)	(74,749)
Change in net assets	(18,399)	134,074
Net Assets:
Beginning of period	1,265,532	1,131,458
End of period	$1,247,133	$1,265,532
Capital Transactions:
Proceeds from shares issued	$44,652	$92,413
Distributions reinvested	6,731	18,673
Cost of shares redeemed	(75,906)	(185,835)
Change in net assets resulting from capital transactions	$(24,523)	$(74,749)
Share Transactions:
Issued	2,602	5,807
Reinvested	397	1,216
Redeemed	(4,424)	(11,817)
Change in Shares	(1,425)	(4,794)

See notes to financial statements.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Moderate Fund
Six Months Ended November 30, 2021 (unaudited)	$16.96	0.09	(d)	0.07	0.16	(0.09)	—
Year Ended May 31:
2021	$14.24	0.20	(d)	2.76	2.96	(0.21)	(0.03)
2020	$14.11	0.29	(d)	0.13	0.42	(0.29)	—
2019	$14.83	0.30		(0.31)	(0.01)	(0.29)	(0.42)
2018	$15.05	0.26		0.55	0.81	(0.26)	(0.77)
2017	$14.01	0.31		1.06	1.37	(0.33)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to usage of quantitative investment strategies.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderate Fund
Six Months Ended November 30, 2021 (unaudited)	(0.09)	$17.03	0.95%	0.89%	1.10%	0.95%	$1,247,133	23%
Year Ended May 31:
2021	(0.24)	$16.96	21.00%	0.97%	1.29%	0.98%	$1,265,532	53%
2020	(0.29)	$14.24	2.98%	1.00%	2.01%	1.00%	$1,131,458	87%
2019	(0.71)	$14.11	0.13%	1.00%	2.10%	1.02%	$1,163,374	81	%(e)
2018	(1.03)	$14.83	5.42%	1.00%	1.73%	1.03%	$1,184,032	51%
2017	(0.33)	$15.05	9.91%	1.00%	2.14%	1.10%	$1,119,494	66%

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderate Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

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the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$7,802	$—	$7,802
Collateralized Mortgage Obligations	—	2,650	—	2,650
Common Stocks	207,472	—	—	207,472
Preferred Stocks	2,812	4,004	—	6,816
Corporate Bonds	—	34,803	—	34,803
Yankee Dollars	—	2,318	—	2,318
U.S. Government Agency Mortgages	—	24,109	—	24,109
U.S. Treasury Obligations	—	71,105	—	71,105
Commercial Paper	—	2,600	—	2,600
Exchange-Traded Funds	532,824	—	—	532,824
Affiliated Exchange-Traded Funds	338,850	—	—	338,850
Collateral for Securities Loaned	45,141	—	—	45,141
Total	$1,127,099	$149,391	$—	$1,276,490
Other Financial Investments*
Assets:
Futures Contracts	$1,525	$—	$—	$1,525
Total	$1,525	$—	$—	$1,525

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts. During the six months ended November 30, 2021, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2021 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$1,525	$—

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$(1,324)	$1,826

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Withholding taxes on interest, dividends, and gains as a result of certain investments in American Depositary Receipts ("ADRs"), by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$43,221	$—	$45,141

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$22,207	$769

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$281,453	$287,528	$—	$26,909

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limit (excluding voluntary waivers) was 1.00%.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's Adviser fee is reimbursed by VCM to the extent of the indirect Adviser fee incurred through the Fund's proportional investment in the affiliated ETF(s). These affiliated ETF Adviser fee reimbursements are not available for recoupment. As of November 30, 2021, the Fund's Adviser fee was reimbursed by VCM in an amount of $359 thousand, of which $153 thousand is receivable from VCM.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment. As of November 31, 2021, there are no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

The average borrowing or lending for the days outstanding and average interest rate for the Fund that utilized this Facility during the six months ended November 30, 2021, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,276	3	0.55%	$2,276

*  For the six months ended November 30, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM determined as of the last business day of the month. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended November 30, 2021, were as follows (amounts in thousands):

	Fair Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/21	Dividend Income
VictoryShares ESG Core Plus Bond ETF	$—	$121,052	$(60,526)	$—	$—	$(37)	$60,489	$31
VictoryShares USAA Core Intermediate-Term Bond ETF	146,328	225,603	(112,801)	—	—	(752)	258,378	1,749
VictoryShares USAA Core Short-Term Bond ETF	17,709	—	—	—	—	(119)	17,590	139
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,653	—	—	—	—	(260)	2,393	75
	$166,690	$346,655	$(173,327)	$—	$—	$(1,168)	$338,850	$1,994

27

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
$1,000.00	$1,009.50	$1,020.61	$4.48	$4.51	0.89%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

28

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

27804-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Cornerstone Moderately
Aggressive Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	31
Proxy Voting and Portfolio Holdings Information	31
Expense Example	31
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation with a secondary focus on current income.

Asset Allocation*:

November 30, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.4%)
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 10/15/22 @ 100	$836	$851
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 8/15/23 @ 100 (a)	678	681
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	850	869
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	223	223
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	766	773
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 1/20/23 @ 100 (a)	436	440
Navient Student Loan Trust, Series 2015-2, Class B, 1.59% (LIBOR01M+150bps), 8/25/50, Callable 2/25/30 @ 100 (b)	1,800	1,808
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 12/20/21 @ 100 (a)	521	531
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 11/20/23 @ 100 (a)	869	876
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 4/23/23 @ 100 (a)	600	610
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	223	224
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 8/15/23 @ 100 (a)	2,836	2,855
Total Asset-Backed Securities (Cost $10,482)		10,741
Collateralized Mortgage Obligations (0.1%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	130	132
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.59% (LIBOR01M+250bps), 4/4/22 (a) (b)	1,850	1,853
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.28% (LIBOR01M+19bps), 2/15/40 (b)	55	54
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	1,000	1,014
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.17%, 5/10/45, Callable 3/10/22 @ 100 (a) (c) (d)	16,694	25
Total Collateralized Mortgage Obligations (Cost $3,047)		3,078
Common Stocks (21.3%)
Communication Services (1.6%):
Alphabet, Inc. Class C (e)	7,794	22,205
AT&T, Inc.	158,377	3,616
Comcast Corp. Class A	156,385	7,816
Match Group, Inc. (e)	19,671	2,557
Netflix, Inc. (e)	6,654	4,271
Sirius XM Holdings, Inc. (f)	431,383	2,632

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Verizon Communications, Inc.	78,690	$3,956
Zillow Group, Inc. Class C (e)	3,416	185
		47,238
Consumer Discretionary (1.9%):
AutoZone, Inc. (e)	1,640	2,980
Best Buy Co., Inc.	22,651	2,421
eBay, Inc.	44,476	3,000
Ford Motor Co.	335,320	6,435
Garmin Ltd.	20,945	2,797
General Motors Co. (e)	59,412	3,438
Lennar Corp. Class A	28,819	3,027
Lowe's Cos., Inc.	31,745	7,765
McDonald's Corp.	15,273	3,736
O'Reilly Automotive, Inc. (e)	4,794	3,059
Target Corp. (g)	27,584	6,726
The Home Depot, Inc.	26,145	10,474
		55,858
Consumer Staples (1.2%):
Altria Group, Inc.	77,035	3,285
Archer-Daniels-Midland Co.	48,171	2,997
Colgate-Palmolive Co.	39,265	2,946
Costco Wholesale Corp.	7,941	4,283
PepsiCo, Inc.	25,287	4,040
Philip Morris International, Inc.	77,228	6,637
The Clorox Co.	17,390	2,832
The Estee Lauder Cos., Inc.	9,577	3,180
Tyson Foods, Inc. Class A	38,372	3,030
Walgreens Boots Alliance, Inc.	63,796	2,858
		36,088
Energy (0.8%):
Chevron Corp.	35,776	4,038
ConocoPhillips	91,288	6,402
Devon Energy Corp.	69,687	2,931
EOG Resources, Inc.	32,370	2,816
Exxon Mobil Corp.	66,771	3,996
Marathon Petroleum Corp.	46,810	2,848
		23,031
Financials (2.9%):
AGNC Investment Corp.	8,827	135
Annaly Capital Management, Inc.	22,137	179
Aon PLC Class A	10,739	3,176
Bank of America Corp.	100,587	4,473
Berkshire Hathaway, Inc. Class B (e)	17,184	4,755
Blackstone, Inc.	23,371	3,306
Capital One Financial Corp.	42,853	6,022
Citigroup, Inc.	54,946	3,500
First Republic Bank	14,210	2,979
Marsh & McLennan Cos., Inc.	20,256	3,322

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	51,961	$3,048
Morgan Stanley	73,646	6,983
MSCI, Inc.	4,814	3,030
Prudential Financial, Inc.	58,270	5,959
Regions Financial Corp.	122,381	2,784
S&P Global, Inc.	7,535	3,434
SVB Financial Group (e)	8,266	5,723
Synchrony Financial	64,530	2,890
T. Rowe Price Group, Inc.	13,952	2,790
The Allstate Corp.	54,209	5,894
The Goldman Sachs Group, Inc.	18,081	6,889
The Progressive Corp.	31,383	2,917
Wells Fargo & Co.	81,399	3,889
		88,077
Health Care (3.4%):
AbbVie, Inc.	33,857	3,903
Agilent Technologies, Inc.	19,641	2,964
Amgen, Inc.	33,291	6,621
Anthem, Inc.	8,280	3,363
Biogen, Inc. (e)	12,003	2,829
Bristol-Myers Squibb Co.	62,187	3,335
Cigna Corp.	15,294	2,935
CVS Health Corp.	39,291	3,499
Danaher Corp.	12,956	4,167
Eli Lilly & Co.	30,163	7,482
Gilead Sciences, Inc. (g)	52,165	3,596
HCA Healthcare, Inc.	12,775	2,882
IDEXX Laboratories, Inc. (e)	10,043	6,107
Intuitive Surgical, Inc. (e)	9,792	3,176
IQVIA Holdings, Inc. (e)	12,401	3,213
Johnson & Johnson (g)	62,399	9,730
Merck & Co., Inc.	96,432	7,224
Mettler-Toledo International, Inc. (e)	1,953	2,957
Pfizer, Inc.	89,852	4,828
UnitedHealth Group, Inc.	22,056	9,798
Waters Corp. (e)	8,481	2,782
West Pharmaceutical Services, Inc.	7,430	3,289
		100,680
Industrials (2.0%):
3M Co.	38,293	6,511
Carrier Global Corp.	57,462	3,110
Cummins, Inc.	13,114	2,751
Eaton Corp. PLC	18,722	3,034
Fastenal Co.	51,679	3,058
General Dynamics Corp.	16,173	3,056
Illinois Tool Works, Inc.	13,717	3,184
Johnson Controls International PLC	41,835	3,128
Lockheed Martin Corp.	19,932	6,644
Northrop Grumman Corp.	17,879	6,236

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	8,800	$3,125
Otis Worldwide Corp.	36,288	2,918
PACCAR, Inc.	36,119	3,013
Republic Services, Inc. (g)	23,078	3,052
Rockwell Automation, Inc.	9,365	3,149
W.W. Grainger, Inc.	6,157	2,964
		58,933
Information Technology (5.9%):
Accenture PLC Class A	22,046	7,879
Adobe, Inc. (e)	6,778	4,540
Apple, Inc.	204,380	33,784
Applied Materials, Inc.	47,256	6,956
Broadcom, Inc.	14,737	8,159
Cisco Systems, Inc.	143,338	7,861
Cognizant Technology Solutions Corp. Class A	40,370	3,148
EPAM Systems, Inc. (e)	4,358	2,652
Fortinet, Inc. (e)	9,068	3,011
Gartner, Inc. (e)	9,047	2,825
HP, Inc.	198,205	6,993
Intel Corp.	79,367	3,905
International Business Machines Corp.	29,579	3,464
Intuit, Inc.	6,127	3,997
Mastercard, Inc. Class A	12,686	3,995
Micron Technology, Inc.	45,769	3,845
Microsoft Corp. (g)	88,077	29,117
Motorola Solutions, Inc.	12,568	3,182
NVIDIA Corp.	21,880	7,149
Oracle Corp.	81,626	7,407
QUALCOMM, Inc.	46,571	8,409
Texas Instruments, Inc.	39,483	7,595
VeriSign, Inc. (e)	12,649	3,035
VMware, Inc. Class A (e)	24,612	2,873
		175,781
Materials (0.5%):
Avery Dennison Corp.	13,015	2,669
LyondellBasell Industries NV Class A	34,079	2,969
Nucor Corp.	27,848	2,959
PPG Industries, Inc.	18,906	2,915
The Sherwin-Williams Co.	10,341	3,426
		14,938
Real Estate (0.6%):
Alexandria Real Estate Equities, Inc.	2,007	402
American Tower Corp.	7,016	1,842
AvalonBay Communities, Inc.	2,235	534
Boston Properties, Inc.	2,356	254
Camden Property Trust	1,537	254
CBRE Group, Inc. Class A (e)	5,297	506
Crown Castle International Corp.	6,601	1,199
See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Digital Realty Trust, Inc.	4,323	$725
Duke Realty Corp.	5,896	344
Equinix, Inc.	1,410	1,145
Equity LifeStyle Properties, Inc.	2,774	226
Equity Residential	5,893	503
Essex Property Trust, Inc.	1,030	350
Extra Space Storage, Inc.	2,085	417
Healthpeak Properties, Inc.	8,426	277
Host Hotels & Resorts, Inc. (e)	10,884	171
Invitation Homes, Inc.	8,971	363
Iron Mountain, Inc.	4,610	209
Medical Properties Trust, Inc.	9,101	194
Mid-America Apartment Communities, Inc.	1,812	374
Omega Healthcare Investors, Inc.	3,626	101
Orion Office REIT, Inc. (e)	793	14
Prologis, Inc.	11,300	1,703
Public Storage	2,533	829
Realty Income Corp.	7,938	539
Regency Centers Corp.	2,715	188
SBA Communications Corp.	1,767	607
Simon Property Group, Inc.	5,343	817
Sun Communities, Inc.	1,582	298
UDR, Inc.	4,691	266
Ventas, Inc.	5,937	279
VICI Properties, Inc.	8,417	229
Vornado Realty Trust	2,548	102
Welltower, Inc.	6,609	526
Weyerhaeuser Co.	11,676	439
WP Carey, Inc.	2,776	212
		17,438
Utilities (0.5%):
Exelon Corp.	58,923	3,107
FirstEnergy Corp.	79,076	2,978
NRG Energy, Inc.	83,267	2,999
The AES Corp.	117,799	2,754
UGI Corp.	65,224	2,691
		14,529
Total Common Stocks (Cost $476,999)		632,591
Preferred Stocks (0.4%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	220,000	5,522
Financials (0.2%):
Delphi Financial Group, Inc., 3.35% (LIBOR03M+319bps), 5/15/37 (b) (h)	309,253	7,407
Total Preferred Stocks (Cost $12,888)		12,929

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (2.1%)
Consumer Discretionary (0.1%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	$683	$792
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	853	889
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26 (a)	711	752
		2,433
Consumer Staples (0.0%): (i)
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	497	504
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	443	556
		1,060
Energy (0.1%):
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	711	719
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	711	897
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	1,134	1,231
		2,847
Financials (1.2%):
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/23/21 @ 100 (g)	5,950	5,961
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,704	1,671
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	1,701	1,728
Cullen/Frost Capital Trust II, 1.67% (LIBOR03M+155bps), 3/1/34, Callable 1/10/22 @ 100 (b)	9,000	8,639
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	853	1,029
First Maryland Capital I, 1.12% (LIBOR03M+100bps), 1/15/27, Callable 1/10/22 @ 100 (b)	4,000	3,880
HSB Group, Inc., 1.03% (LIBOR03M+91bps), 7/15/27, Callable 1/10/22 @ 100 (b)	4,550	4,134
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	1,138	1,216
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	426	459
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	2,000	2,092
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	714	753
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,000	2,097
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	340	370
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	1,071	1,182
		35,211
Health Care (0.1%):
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,282	1,354
Duke University Health System, Inc., 2.60%, 6/1/30	850	862
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	427	429
		2,645

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Industrials (0.2%):
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	$853	$893
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	382	387
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	1,702	1,810
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,300	2,443
		5,533
Information Technology (0.1%):
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	1,285	1,350
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	382	393
		1,743
Materials (0.0%): (i)
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	680	694
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	356	377
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	647	670
		1,741
Real Estate (0.2%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	1,705	1,747
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,985	2,008
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	426	450
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	354	363
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	1,125	1,160
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	262	279
		6,007
Utilities (0.1%):
Alabama Power Co., 3.85%, 12/1/42	1,702	1,954
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	569	619
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	1,702	1,939
		4,512
Total Corporate Bonds (Cost $61,089)		63,732
Yankee Dollars (0.1%)
Energy (0.0%): (i)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	973	996
Financials (0.0%): (i)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a) (g)	812	883
Industrials (0.0%): (i)
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	769	817
Materials (0.1%):
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	1,281	1,343
Total Yankee Dollars (Cost $3,829)		4,039

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Agency Mortgages (1.4%)
Federal Home Loan Mortgage Corporation 3.50%, 4/1/46 – 4/1/48	$6,854	$7,278
3.00%, 6/1/46 – 6/1/47	31,463	33,000
4.00%, 7/1/48	1,477	1,575
		41,853
Federal National Mortgage Association Series 2016-M2, Class AV2, 2.15%, 1/25/23	1,147	1,155
Government National Mortgage Association 6.50%, 4/15/24	2	2
		43,010
Total U.S. Government Agency Mortgages (Cost $41,261)		43,010
U.S. Treasury Obligations (3.6%)
U.S. Treasury Bonds 3.13%, 8/15/44	19,200	23,685
2.38%, 11/15/49	10,000	11,292
U.S. Treasury Notes 1.63%, 4/30/23	29,000	29,509
2.25%, 11/15/25	5,000	5,233
1.63%, 2/15/26	30,000	30,666
2.38%, 5/15/27 (g)	6,100	6,476
Total U.S. Treasury Obligations (Cost $98,658)		106,861
Commercial Paper (0.2%) (j)
Cabot Corp., 0.13%, 12/7/21 (a))	2,000	2,000
CenterPoint Energy Resou, 0.12%, 12/1/21 (a)	500	500
Dollarama, Inc., 0.13%, 12/1/21 (a)	2,000	2,000
Dominion Resources, Inc., 0.13%, 12/2/21 (a)	1,000	1,000
Vw Credit, Inc., 0.13%, 12/8/21 (a)	1,500	1,500
Total Commercial Paper (Cost $7,000)		7,000
Exchange-Traded Funds (47.9%)
Invesco DB Commodity Index Tracking Fund	256,100	4,989
Invesco FTSE RAFI Developed Markets ex-US ETF (f)	653,206	29,780
Invesco FTSE RAFI Emerging Markets ETF (f)	1,539,501	33,130
iShares 7-10 Year Treasury Bond ETF (f)	341,652	39,563
iShares Core MSCI EAFE ETF	32,626	2,381
iShares Core MSCI Emerging Markets ETF	1,811,728	108,921
iShares Core S&P 500 ETF	363,746	166,461
iShares Core S&P Small-Cap ETF (f)	560,045	61,779
iShares Core US Aggregate Bond ETF	779,768	89,494
iShares Core US REIT ETF (g)	184,539	11,569
iShares MSCI Canada ETF (f)	688,609	25,740
iShares MSCI International Momentum Factor ETF	1,164,448	44,377
iShares MSCI International Quality Factor ETF (f)	1,315,008	50,312
JPMorgan BetaBuilders Canada ETF (f)	160,445	10,431

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Schwab Fundamental Emerging Markets Large Co. Index ETF	2,206,197	$67,929
Schwab Fundamental International Large Co. Index ETF (f)	3,168,339	100,341
Schwab Fundamental International Small Co. Index ETF (f)	593,600	21,702
SPDR Gold Shares (f)	46,476	7,692
SPDR S&P Emerging Markets SmallCap ETF	107,983	6,335
U.S. Oil Fund LP (f)	110,788	5,308
Vanguard FTSE All-World ex-US ETF	866,986	51,967
Vanguard FTSE Developed Markets ETF (f)	4,194,994	208,491
Vanguard Mid-Capital ETF (f)	30,077	7,401
Vanguard Mortgage-Backed Securities ETF	264,207	14,014
Vanguard Real Estate ETF (f)	274,185	29,266
Vanguard S&P 500 ETF (g)	182,485	76,472
Vanguard Short-Term Bond ETF	325,167	26,443
Vanguard Short-Term Corporate Bond ETF	186,391	15,200
Vanguard Small-Cap Value ETF (g)	96,209	16,511
Vanguard Total Bond Market ETF	424,389	36,251
Vanguard Total Stock Market ETF (g)	160,507	37,470
Wisdom Tree Trust — WisdomTree Emerging Markets SmallCap Dividend Fund (f)	202,622	10,395
Xtrackers USD High Yield Corporate Bond ETF (f)	237,755	9,315
Total Exchange-Traded Funds (Cost $1,174,418)		1,427,430
Affiliated Exchange-Traded Funds (20.7%)
Victoryshares ESG Core Plus Bond ETF	4,186,778	104,609
VictoryShares USAA Core Intermediate-Term Bond ETF (f)	8,562,500	456,981
VictoryShares USAA Core Short-Term Bond ETF (f)	969,310	49,964
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	68,000	3,159
Total Affiliated Exchange-Traded Funds (Cost $619,510)		614,713
Collateral for Securities Loaned^ (5.0%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (k)	6,185,481	6,186
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (k)	50,084,188	50,084
HSBC U.S. Government Money Market Fund I Shares, 0.03% (k)	91,277,890	91,278
Total Collateral for Securities Loaned (Cost $147,548)		147,548
Total Investments (Cost $2,656,729) — 103.2%		3,073,672
Liabilities in excess of other assets — (3.2)%		(96,311)
NET ASSETS — 100.00%		$2,977,361

At November 30, 2021, the Fund's investments in foreign securities were 26.0% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2021, the fair value of these securities was $26,362 (thousands) and amounted to 0.9% of net assets.

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2021.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2021.

(d)  Security is interest only.

(e)  Non-income producing security.

(f)  All or a portion of this security is on loan.

(g)  All or a portion of this security has been segregated as collateral for derivative instruments.

(h)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2021, illiquid securities were 0.2% of net assets.

(i)  Amount represents less than 0.05% of net assets.

(j)  Rate represents the effective yield at November 30, 2021.

(k)  Rate disclosed is the daily yield on November 30, 2021.

bps — Basis points

ETF — Exchange-Traded Fund

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2021

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	118	12/16/21	$22,861,075	$23,021,686	$422,913
Swiss Market Index Futures	244	12/17/21	31,902,808	32,427,890	385,992
					$808,905

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	98	12/16/21	$13,441,358	$12,626,202	$318,574
Euro Stoxx 50 Futures	480	12/17/21	23,472,200	22,192,033	333,438
FTSE 100 Index Futures	151	12/17/21	14,641,527	14,214,540	270,512
Tokyo Price Index Futures	109	12/9/21	20,314,580	18,285,613	1,559,572
					$2,482,096
Total unrealized appreciation					$3,291,001
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$3,291,001

See notes to financial statements.

13

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderately Aggressive Fund
Assets:
Affiliated investments, at value (Cost $619,510)	$614,713
Unaffiliated investments, at value (Cost $2,037,219)	2,458,959	(a)
Cash	62,502
Deposit with broker for futures contracts	3,431
Receivables:
Interest and dividends	2,349
Capital shares issued	405
Variation margin on open futures contracts	726
Reclaims	8
From Adviser	389
Prepaid expenses	33
Total Assets	3,143,515
Liabilities:
Payables:
Collateral received on loaned securities	147,548
Collateral received from broker for futures contracts	3,524
Payable for foreign currency	—	(b)
Investments purchased	10,882
Capital shares redeemed	1,047
Variation margin on open futures contracts	692
Accrued expenses and other payables:
Investment advisory fees	1,477
Administration fees	368
Custodian fees	25
Transfer agent fees	432
Compliance fees	2
Other accrued expenses	157
Total Liabilities	166,154
Net Assets:
Capital	2,311,803
Total accumulated earnings/(loss)	665,558
Net Assets	$2,977,361
Shares (unlimited number of shares authorized with no par value):	100,022
Net asset value, offering and redemption price per share: (c)	$29.77

(a)  Includes $142,751 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

14

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderately Aggressive Fund
Investment Income:
Income distributions from affiliated funds	$3,664
Dividends	20,298
Interest	5,547
Securities lending (net of fees)	286
Foreign tax withholding	(8)
Total Income	29,787
Expenses:
Investment advisory fees	8,952
Administration fees	2,276
Sub-Administration fees	43
Custodian fees	65
Transfer agent fees	2,624
Trustees' fees	24
Compliance fees	10
Legal and audit fees	34
State registration and filing fees	20
Interfund lending fees	1
Other expenses	148
Total Expenses	14,197
Expenses waived/reimbursed by Adviser	(661)
Net Expenses	13,536
Net Investment Income (Loss)	16,251
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	82,326
Net realized gains (losses) from futures contracts	(3,798)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	(64,301)
Net change in unrealized appreciation/depreciation on affiliated funds	(2,244)
Net change in unrealized appreciation/depreciation on futures contracts	4,740
Net realized/unrealized gains (losses) on investments	16,723
Change in net assets resulting from operations	$32,974

See notes to financial statements.

15

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderately Aggressive Fund
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$16,251	$33,724
Net realized gains (losses) from investments	78,528	176,187
Net change in unrealized appreciation/depreciation on investments	(61,805)	415,330
Change in net assets resulting from operations	32,974	625,241
Change in net assets resulting from distributions to shareholders	—	(55,505)
Change in net assets resulting from capital transactions	(82,588)	(205,115)
Change in net assets	(49,614)	364,621
Net Assets:
Beginning of period	3,026,975	2,662,354
End of period	$2,977,361	$3,026,975
Capital Transactions:
Proceeds from shares issued	$89,585	$174,743
Distributions reinvested	—	55,021
Cost of shares redeemed	(172,173)	(434,879)
Change in net assets resulting from capital transactions	$(82,588)	$(205,115)
Share Transactions:
Issued	2,994	6,386
Reinvested	—	2,015
Redeemed	(5,755)	(16,102)
Change in Shares	(2,761)	(7,701)

See notes to financial statements.

16

This page is intentionally left blank.

17

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Moderately Aggressive Fund
Six Months Ended November 30, 2021 (unaudited)	$29.45	0.16	(d)	0.16	0.32	—	—
Year Ended May 31: 2021	$24.10	0.32	(d)	5.56	5.88	(0.37)	(0.16)
2020	$23.97	0.48	(d)	0.18	0.66	(0.39)	(0.14)
2019	$25.78	0.46		(0.79)	(0.33)	(0.39)	(1.09)
2018	$26.09	0.42		1.28	1.70	(0.44)	(1.57)
2017	$24.08	0.45		2.06	2.51	(0.50)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Effective June 22, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Fund to 0.98% of the Fund's average daily net assets.

(f)  For the year ended May 31, 2019, the portfolio turnover calculation excludes the value of securities purchased of $370,785 thousand and sold of $3,096 thousand after the Fund's acquisition of First Start Growth Fund. Reflects increased trading activity due to usage of quantitative investment strategies.

See notes to financial statements.

18

USAA Mutual Funds Trust	Financial Highlights — continued

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderately Aggressive Fund
Six Months Ended November 30, 2021 (unaudited)	—	$29.77	1.09%	0.89%		1.07%	0.93%	$2,977,361	21%
Year Ended May 31: 2021	(0.53)	$29.45	24.58%	0.96%		1.18%	0.97%	$3,026,975	64%
2020	(0.53)	$24.10	2.59%	0.98%		1.94%	0.99%	$2,662,354	92%
2019	(1.48)	$23.97	(1.20)%	0.98	%(e)	1.91%	1.01%	$2,777,038	95	%(f)
2018	(2.01)	$25.78	6.52%	0.97%		1.64%	0.97%	$2,493,883	56%
2017	(0.50)	$26.09	10.59%	1.06%		1.78%	1.06%	$2,398,407	69%

For a Share Outstanding Throughout Each Period

See notes to financial statements.

19

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderately Aggressive Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$10,741	$—	$10,741
Collateralized Mortgage Obligations	—	3,078	—	3,078
Common Stocks	632,591	—	—	632,591
Preferred Stocks	5,522	7,407	—	12,929
Corporate Bonds	—	63,732	—	63,732
Yankee Dollars	—	4,039	—	4,039
U.S. Government Agency Mortgages	—	43,010	—	43,010
U.S. Treasury Obligations	—	106,861	—	106,861
Commercial Paper	—	7,000	—	7,000
Exchange-Traded Funds	1,427,430	—	—	1,427,430
Affiliated Exchange-Traded Funds	614,713	—	—	614,713
Collateral for Securities Loaned	147,548	—	—	147,548
Total	$2,827,804	$245,868	$—	$3,073,672
Other Financial Investments*
Assets:
Futures Contracts	$3,291	$—	$—	$3,291
Total	$3,291	$—	$—	$3,291

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

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foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts. During the six months ended November 30, 2021, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2021 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$3,291	$—

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$(3,798)	$4,740

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$142,751	$—	$147,548

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

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Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$36,528	$2,082

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$634,212	$666,857	$—	$74,181

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2021, the Fund had no subadvisers.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

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Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limit (excluding voluntary waivers) was 0.98%.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). These affiliated ETF Adviser fee reimbursements are not available for recoupment. The Fund's Adviser fee is reimbursed by VCM to the extent of the indirect Adviser fee incurred through the Fund's proportional investment in the affiliated ETF(s). As of November 30, 2021, the Fund's Adviser fee was reimbursed by VCM in an amount of $661 thousand, of which $280 thousand is receivable from VCM.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment. As of November 30, 2021, the Fund had no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. LIBOR is being discontinued as a floating rate benchmark. The Secured Overnight Financing Rate ("SOFR") is expected to replace U.S. dollar LIBOR as the principal floating rate benchmark. The LIBOR discontinuation has affected, and will continue to affect, financial markets generally. The date of the LIBOR discontinuation will vary depending on the LIBOR currency and tenor. The UK Financial Conduct Authority (the "FCA"), which is the regulator of the LIBOR administrator, has announced that, after specified dates, LIBOR settings will cease to be provided by any administrator or will no longer be representative. Those dates are: (i) June 30, 2023, in the case of the principal U.S. dollar LIBOR tenors (overnight and one-, three-, six- and 12-month; and (ii) December 31, 2021, in all other cases (i.e., one-week and two-month U.S. dollar LIBOR and all tenors of non-U.S. dollar LIBOR). Accordingly, many existing LIBOR obligations will

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

transition to another benchmark after June 30, 2023, or, in some cases, after December 31, 2021. The FCA and certain U.S. regulators have stated that, despite expected publication of U.S. dollar LIBOR through June 30, 2023, no new contracts using U.S. dollar LIBOR should be entered into after December 31, 2021. Although the foregoing reflects the likely timing of the LIBOR discontinuation and certain consequences, there is no assurance that LIBOR, of any particular currency or tenor, will continue to be published until any particular date or in any particular form, and there is no assurance regarding the consequences of the LIBOR discontinuation. In the United States, there have been efforts to identify alternative reference interest rates for U.S. dollar LIBOR. The cash markets have generally coalesced around recommendations from the Alternative Reference Rates Committee (the "ARRC"), which was convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York. The ARRC has recommended that U.S. dollar LIBOR be replaced by rates based on SOFR plus, in the case of existing LIBOR contracts and obligations, a spread adjustment. For purposes of the following discussion, the term "LIBOR" refers solely to U.S. dollar LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR's history or otherwise. SOFR has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. Future levels of SOFR may bear little or no relation to historical levels of SOFR, LIBOR or other rates. SOFR-based rates will differ from LIBOR, and the differences may be material. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. In contrast, LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term tenors. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. Non-LIBOR floating rate obligations, including SOFR-based obligations, may have returns and values that fluctuate more than those of floating rate obligations that are based on LIBOR or other rates. Resulting changes in the financial markets may adversely affect financial markets generally and may also adversely affect our operations specifically, particularly as financial markets transition away from LIBOR.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2021.

The average borrowing or lending for the days outstanding and average interest rate for the Fund that utilized this Facility during the six months ended November 30, 2021, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$7,552	12	0.59%	$15,154

*  For the six months ended November 30, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM determined as of the last business day of the month. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended November 30, 2021, were as follows (amounts in thousands):

	Fair Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/21	Dividend Income
VictoryShares ESG Core Plus Bond ETF	$—	$209,342	$(104,671)	$—	$—	$(62)	$104,609	$52
VictoryShares USAA Core Intermediate-Term Bond ETF	257,355	402,253	(201,127)	—	—	(1,500)	456,981	3,119
VictoryShares USAA Core Short-Term Bond ETF	50,302	—	—	—	—	(338)	49,964	394
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,503	—	—	—	—	(344)	3,159	99
	$311,160	$611,595	$(305,798)	$—	$—	$(2,244)	$614,713	$3,664

30

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
$1,000.00	$1,010.90	$1,020.61	$4.49	$4.51	0.89%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

31

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

27800-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Growth and Tax Strategy Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	29
Statement of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	34
Notes to Financial Statements	36
Supplemental Information	48
Proxy Voting and Portfolio Holdings Information	48
Expense Examples	48
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

Top 10 Sectors*:

November 30, 2021

(% of Net Assets)

Information Technology	13.6%
Consumer Discretionary	6.1%
Health Care	5.8%
Financials	5.1%
Communication Services	4.8%
Industrials	3.7%
Consumer Staples	2.4%
Energy	1.3%
Materials	1.2%
Real Estate	1.2%

Top 5 Tax-Exempt Bonds:

November 30, 2021

(% of Net Assets)

Massachusetts Development Finance Agency Revenue	1.7%
Port of Port Arthur Navigation District Revenue	1.7%
Illinois Finance Authority Revenue	1.2%
County of St. Lucie Revenue	1.2%
Public Finance Authority Revenue	1.0%

Top 5 Blue Chip Stocks:

November 30, 2021

(% of Net Assets)

Apple, Inc.	3.3%
Microsoft Corp.	3.0%
Amazon.com, Inc.	1.8%
Tesla, Inc.	1.1%
Alphabet, Inc. Class A	1.0%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (46.3%)
Blue Chip Stocks:
Communication Services (4.8%):
Activision Blizzard, Inc.	6,138	$360
Alphabet, Inc. Class A (a)	3,059	8,681
Alphabet, Inc. Class C (a)	2,961	8,436
AT&T, Inc.	52,398	1,196
Charter Communications, Inc. Class A (a)	1,764	1,140
Comcast Corp. Class A	45,562	2,277
Discovery, Inc. (a) (b)	1,962	46
Electronic Arts, Inc.	2,332	290
Fox Corp. Class A	4,287	153
Fox Corp. Class B	1,992	67
Live Nation Entertainment, Inc. (a)	1,845	197
Lumen Technologies, Inc.	11,587	143
Meta Platforms, Inc. Class A (a)	24,295	7,883
Netflix, Inc. (a)	4,641	2,979
News Corp. Class A	2,721	59
Omnicom Group, Inc.	2,667	179
Take-Two Interactive Software, Inc. (a)	1,245	206
The Interpublic Group of Cos., Inc.	4,839	161
The Walt Disney Co. (a)	18,329	2,656
T-Mobile U.S., Inc. (a)	3,497	380
Twitter, Inc. (a)	7,251	319
Verizon Communications, Inc.	49,349	2,481
ViacomCBS, Inc. Class B	6,762	209
		40,498
Consumer Discretionary (6.1%):
Advance Auto Parts, Inc.	832	184
Amazon.com, Inc. (a)	4,335	15,203
Aptiv PLC (a)	2,354	377
AutoZone, Inc. (a)	255	463
Bath & Body Works, Inc.	2,727	205
Best Buy Co., Inc.	2,415	258
Booking Holdings, Inc. (a)	441	927
BorgWarner, Inc.	1,420	61
CarMax, Inc. (a)	2,090	295
Carnival Corp. (a)	8,083	142
Chipotle Mexican Grill, Inc. (a)	325	534
D.R. Horton, Inc.	3,030	296
Darden Restaurants, Inc.	1,633	225
Dollar General Corp.	2,615	579
Dollar Tree, Inc. (a)	1,591	213
Domino's Pizza, Inc.	408	214
eBay, Inc.	7,658	517
Etsy, Inc. (a)	1,053	289
Expedia Group, Inc. (a)	1,583	255
Ford Motor Co.	48,980	940
Garmin Ltd.	1,580	211

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
General Motors Co. (a)	13,698	$793
Genuine Parts Co.	1,110	142
Hanesbrands, Inc.	4,535	73
Hasbro, Inc.	1,600	155
Hilton Worldwide Holdings, Inc. (a)	3,015	407
Las Vegas Sands Corp. (a) (c)	3,468	124
Leggett & Platt, Inc.	859	35
Lennar Corp. Class A	2,669	280
Lennar Corp. Class B	1	—	(d)
LKQ Corp.	3,837	214
Lowe's Cos., Inc.	7,623	1,865
Marriott International, Inc. Class A (a)	2,953	436
McDonald's Corp.	7,151	1,749
MGM Resorts International	5,858	232
Mohawk Industries, Inc. (a)	618	104
Newell Brands, Inc.	4,177	90
NIKE, Inc. Class B	14,322	2,424
Norwegian Cruise Line Holdings Ltd. (a)	4,308	84
NVR, Inc. (a)	38	199
O'Reilly Automotive, Inc. (a)	961	613
PulteGroup, Inc.	2,360	118
PVH Corp.	928	99
Ralph Lauren Corp.	420	49
Ross Stores, Inc.	3,683	402
Royal Caribbean Cruises Ltd. (a)	2,147	150
Starbucks Corp.	12,390	1,358
Tapestry, Inc.	3,021	121
Target Corp. (c)	5,209	1,270
Tesla, Inc. (a)	7,743	8,864
The Gap, Inc.	2,315	38
The Home Depot, Inc.	11,047	4,426
The TJX Cos., Inc.	11,818	820
Tractor Supply Co.	1,578	356
Ulta Beauty, Inc. (a)	550	211
Under Armour, Inc. Class A (a)	2,357	56
Under Armour, Inc. Class C (a)	2,104	42
VF Corp.	3,213	230
Victoria's Secret & Co. (a)	1	—	(d)
Whirlpool Corp.	792	172
Wynn Resorts Ltd. (a)	1,220	99
Yum! Brands, Inc.	3,711	456
		51,744
Consumer Staples (2.4%):
Altria Group, Inc.	18,456	787
Archer-Daniels-Midland Co.	6,080	378
Brown-Forman Corp. Class B	2,315	163
Campbell Soup Co.	2,319	94
Church & Dwight Co., Inc.	2,959	265
Colgate-Palmolive Co.	5,736	430
Conagra Brands, Inc.	6,489	198

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Constellation Brands, Inc. Class A	1,572	$354
Costco Wholesale Corp.	4,892	2,639
General Mills, Inc.	6,777	419
Hormel Foods Corp.	1,830	76
Kellogg Co.	1,080	66
Kimberly-Clark Corp.	2,741	357
McCormick & Co., Inc.	2,942	253
Molson Coors Beverage Co. Class B	2,045	91
Mondelez International, Inc. Class A	14,742	869
Monster Beverage Corp. (a)	3,965	332
PepsiCo, Inc.	11,883	1,899
Philip Morris International, Inc.	13,980	1,201
Sysco Corp.	5,774	404
The Clorox Co.	1,190	194
The Coca-Cola Co.	27,653	1,450
The Estee Lauder Cos., Inc.	2,324	772
The Hershey Co.	1,885	335
The J.M. Smucker Co.	828	105
The Kraft Heinz Co.	6,993	235
The Kroger Co.	8,771	364
The Procter & Gamble Co.	24,735	3,576
Tyson Foods, Inc. Class A	2,142	169
Walgreens Boots Alliance, Inc.	5,210	233
Walmart, Inc.	13,334	1,875
		20,583
Energy (1.3%):
APA Corp.	2,376	61
Baker Hughes Co.	8,513	199
Chevron Corp.	21,588	2,437
ConocoPhillips	15,168	1,064
Coterra Energy, Inc.	2,120	43
Devon Energy Corp.	4,751	200
Diamondback Energy, Inc.	2,111	225
EOG Resources, Inc.	4,759	414
Exxon Mobil Corp.	40,045	2,396
Halliburton Co.	9,010	194
Hess Corp.	2,683	200
Kinder Morgan, Inc.	19,808	306
Marathon Oil Corp.	10,479	162
Marathon Petroleum Corp.	8,076	491
Occidental Petroleum Corp.	10,574	313
ONEOK, Inc.	5,513	330
Phillips 66	2,813	195
Pioneer Natural Resources Co.	2,039	364
Schlumberger NV	18,134	520
The Williams Cos., Inc.	14,342	384
Valero Energy Corp.	3,087	207
		10,705

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (5.1%):
Aflac, Inc.	6,526	$353
American Express Co.	7,083	1,079
American International Group, Inc.	10,328	543
Ameriprise Financial, Inc.	1,259	365
Aon PLC Class A	2,698	798
Arthur J. Gallagher & Co.	2,370	386
Assurant, Inc.	653	99
Bank of America Corp.	80,700	3,589
Berkshire Hathaway, Inc. Class B (a)	18,580	5,141
BlackRock, Inc.	1,245	1,126
Capital One Financial Corp.	4,854	682
Cboe Global Markets, Inc.	680	88
Chubb Ltd.	4,174	749
Cincinnati Financial Corp.	1,898	216
Citigroup, Inc.	21,251	1,354
Citizens Financial Group, Inc.	5,249	248
CME Group, Inc.	3,122	688
Comerica, Inc.	1,808	149
Discover Financial Services	3,983	430
Everest Re Group Ltd.	440	113
Fifth Third Bancorp	8,885	374
First Republic Bank	833	175
Franklin Resources, Inc.	2,567	83
Huntington Bancshares, Inc.	12,687	188
Intercontinental Exchange, Inc.	5,422	709
Invesco Ltd.	4,735	106
JPMorgan Chase & Co.	31,056	4,933
KeyCorp	12,202	274
Lincoln National Corp.	1,769	117
Loews Corp.	3,046	163
M&T Bank Corp.	1,592	233
Marsh & McLennan Cos., Inc.	5,030	825
MetLife, Inc.	8,569	503
Moody's Corp.	1,624	634
Morgan Stanley	14,869	1,410
MSCI, Inc.	992	624
Nasdaq, Inc.	1,159	236
Northern Trust Corp. (e)	1,926	223
People's United Financial, Inc.	5,272	90
Principal Financial Group, Inc.	2,476	170
Prudential Financial, Inc.	4,971	508
Raymond James Financial, Inc.	1,989	195
Regions Financial Corp.	9,790	223
S&P Global, Inc.	2,529	1,153
State Street Corp.	3,118	277
SVB Financial Group (a)	645	447
Synchrony Financial	6,793	304
T. Rowe Price Group, Inc.	2,189	438
The Allstate Corp.	3,040	331

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Bank of New York Mellon Corp.	8,002	$438
The Charles Schwab Corp.	15,972	1,236
The Goldman Sachs Group, Inc.	3,240	1,234
The Hartford Financial Services Group, Inc.	2,900	192
The PNC Financial Services Group, Inc.	4,807	947
The Progressive Corp.	5,434	505
The Travelers Cos., Inc.	3,045	447
Truist Financial Corp.	14,396	854
U.S. Bancorp	14,810	820
W.R. Berkley Corp.	1,826	140
Wells Fargo & Co.	35,551	1,699
Willis Towers Watson PLC	1,546	349
Zions Bancorp NA	2,017	127
		43,130
Health Care (5.8%):
Abbott Laboratories	18,379	2,311
AbbVie, Inc.	17,884	2,062
ABIOMED, Inc. (a)	568	179
Agilent Technologies, Inc.	4,127	623
Align Technology, Inc. (a)	809	495
AmerisourceBergen Corp.	1,410	163
Amgen, Inc.	6,171	1,227
Anthem, Inc.	2,398	974
Baxter International, Inc.	4,106	306
Becton, Dickinson & Co.	2,074	492
Biogen, Inc. (a)	1,356	320
Bio-Rad Laboratories, Inc. Class A (a)	83	62
Boston Scientific Corp. (a)	12,299	468
Bristol-Myers Squibb Co.	17,034	914
Cardinal Health, Inc.	2,310	107
Catalent, Inc. (a)	1,060	136
Centene Corp. (a)	5,336	381
Cerner Corp.	2,182	154
Cigna Corp.	3,445	661
CVS Health Corp.	13,617	1,213
Danaher Corp.	6,992	2,249
DaVita, Inc. (a)	972	92
DENTSPLY SIRONA, Inc.	1,578	77
DexCom, Inc. (a)	1,007	566
Edwards Lifesciences Corp. (a)	6,150	660
Eli Lilly & Co.	8,712	2,161
Gilead Sciences, Inc. (c)	12,961	893
HCA Healthcare, Inc.	2,625	592
Henry Schein, Inc. (a)	1,136	81
Hologic, Inc. (a)	2,461	184
Humana, Inc.	1,376	577
IDEXX Laboratories, Inc. (a)	1,036	630
Illumina, Inc. (a)	1,379	504
Incyte Corp. (a)	977	66
Intuitive Surgical, Inc. (a)	3,705	1,202
See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	1,890	$490
Johnson & Johnson (c)	30,403	4,741
Laboratory Corp. of America Holdings (a)	1,063	303
McKesson Corp.	1,670	362
Medtronic PLC	11,527	1,230
Merck & Co., Inc.	23,177	1,736
Mettler-Toledo International, Inc. (a)	250	379
Moderna, Inc. (a)	2,877	1,014
Organon & Co.	2,317	68
PerkinElmer, Inc.	1,164	212
Pfizer, Inc.	48,701	2,617
Quest Diagnostics, Inc.	1,226	182
Regeneron Pharmaceuticals, Inc. (a)	873	556
ResMed, Inc.	1,423	363
STERIS PLC	864	189
Stryker Corp.	3,361	795
Teleflex, Inc.	473	141
The Cooper Cos., Inc.	445	167
Thermo Fisher Scientific, Inc.	4,163	2,634
UnitedHealth Group, Inc.	10,015	4,449
Universal Health Services, Inc. Class B	844	100
Vertex Pharmaceuticals, Inc. (a)	2,479	463
Viatris, Inc.	14,027	173
Waters Corp. (a)	690	226
West Pharmaceutical Services, Inc.	489	216
Zimmer Biomet Holdings, Inc.	1,629	195
Zoetis, Inc.	4,796	1,065
		48,848
Industrials (3.7%):
3M Co.	4,740	806
Alaska Air Group, Inc. (a)	1,550	75
Allegion PLC	880	109
American Airlines Group, Inc. (a) (b)	7,471	132
AMETEK, Inc.	2,905	397
AO Smith Corp.	1,795	142
C.H. Robinson Worldwide, Inc.	779	74
Carrier Global Corp.	7,990	432
Caterpillar, Inc.	6,025	1,165
Cintas Corp.	1,066	450
Copart, Inc. (a)	2,286	332
CSX Corp.	24,039	833
Cummins, Inc.	1,364	286
Deere & Co.	3,919	1,354
Delta Air Lines, Inc. (a)	7,217	261
Dover Corp.	1,435	235
Eaton Corp. PLC	4,316	700
Emerson Electric Co.	5,920	520
Equifax, Inc.	1,334	372
Expeditors International of Washington, Inc.	1,610	196
Fastenal Co.	5,972	353

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
FedEx Corp.	2,126	$490
Fortive Corp.	2,506	185
Fortune Brands Home & Security, Inc.	1,743	175
General Dynamics Corp.	1,726	326
General Electric Co.	11,822	1,123
Honeywell International, Inc.	6,699	1,355
Howmet Aerospace, Inc.	3,713	104
Huntington Ingalls Industries, Inc.	470	83
IDEX Corp.	757	170
IHS Markit Ltd.	3,349	428
Illinois Tool Works, Inc.	3,048	708
Ingersoll Rand, Inc. (c)	4,166	243
J.B. Hunt Transport Services, Inc.	757	145
Jacobs Engineering Group, Inc.	1,348	192
Johnson Controls International PLC	6,676	499
Kansas City Southern	960	279
L3Harris Technologies, Inc.	2,253	471
Lockheed Martin Corp.	2,228	743
Masco Corp.	2,915	192
Nielsen Holdings PLC	4,460	86
Norfolk Southern Corp.	2,671	709
Northrop Grumman Corp.	1,594	556
Old Dominion Freight Line, Inc.	1,111	395
Otis Worldwide Corp.	3,056	246
PACCAR, Inc.	3,278	273
Parker-Hannifin Corp.	1,216	367
Pentair PLC	909	67
Quanta Services, Inc.	1,444	164
Raytheon Technologies Corp.	17,973	1,454
Republic Services, Inc. (c)	2,086	276
Robert Half International, Inc.	1,284	143
Rockwell Automation, Inc.	1,436	483
Roper Technologies, Inc.	1,322	614
Snap-on, Inc.	594	122
Southwest Airlines Co. (a)	4,959	220
Stanley Black & Decker, Inc.	1,786	312
Textron, Inc.	2,070	147
The Boeing Co. (a)	5,520	1,092
Trane Technologies PLC	2,877	537
TransDigm Group, Inc. (a)	593	343
Union Pacific Corp.	7,288	1,717
United Airlines Holdings, Inc. (a)	3,768	159
United Parcel Service, Inc. Class B	7,664	1,520
United Rentals, Inc. (a)	750	254
Verisk Analytics, Inc.	1,450	326
W.W. Grainger, Inc.	582	280
Waste Management, Inc.	3,869	622
Westinghouse Air Brake Technologies Corp.	1,745	155
Xylem, Inc.	1,548	188
		30,962

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (13.6%):
Accenture PLC Class A	6,903	$2,467
Adobe, Inc. (a)	4,939	3,308
Advanced Micro Devices, Inc. (a)	12,974	2,055
Akamai Technologies, Inc. (a)	1,627	183
Amphenol Corp. Class A	5,984	482
Analog Devices, Inc.	5,732	1,033
ANSYS, Inc. (a)	796	312
Apple, Inc.	166,060	27,450
Applied Materials, Inc.	10,258	1,510
Arista Networks, Inc. (a)	2,364	293
Autodesk, Inc. (a)	2,385	606
Automatic Data Processing, Inc.	4,190	967
Broadcom, Inc.	4,130	2,287
Broadridge Financial Solutions, Inc.	1,502	253
Cadence Design Systems, Inc. (a)	2,583	458
CDW Corp.	1,428	270
Cisco Systems, Inc.	42,070	2,307
Citrix Systems, Inc.	1,224	98
Cognizant Technology Solutions Corp. Class A	5,181	404
Corning, Inc.	8,056	299
DXC Technology Co. (a)	3,194	96
Enphase Energy, Inc. (a)	1,358	339
F5, Inc. (a)	561	128
Fidelity National Information Services, Inc.	7,284	761
Fiserv, Inc. (a)	3,938	380
Fortinet, Inc. (a)	1,459	485
Gartner, Inc. (a)	1,089	340
Global Payments, Inc.	3,409	406
Hewlett Packard Enterprise Co.	12,525	180
HP, Inc.	13,953	492
Intel Corp.	38,874	1,913
International Business Machines Corp.	5,693	667
Intuit, Inc.	2,547	1,661
IPG Photonics Corp. (a)	466	77
Juniper Networks, Inc.	2,447	76
Keysight Technologies, Inc. (a)	2,383	463
KLA Corp.	1,555	635
Lam Research Corp.	1,595	1,084
Mastercard, Inc. Class A	9,019	2,840
Microchip Technology, Inc.	5,448	455
Micron Technology, Inc.	10,918	917
Microsoft Corp. (c)	77,209	25,525
Motorola Solutions, Inc.	1,485	376
NetApp, Inc.	2,488	221
NortonLifeLock, Inc.	2,608	65
NVIDIA Corp.	25,972	8,487
Oracle Corp.	21,240	1,927
Paychex, Inc.	2,957	352
Paycom Software, Inc. (a)	617	270

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PayPal Holdings, Inc. (a)	11,657	$2,155
Qorvo, Inc. (a)	1,188	174
QUALCOMM, Inc.	12,125	2,189
salesforce.com, Inc. (a)	9,354	2,666
Seagate Technology Holdings PLC	2,345	241
ServiceNow, Inc. (a) (c)	2,007	1,300
Skyworks Solutions, Inc.	1,128	171
Synopsys, Inc. (a)	1,398	477
TE Connectivity Ltd.	3,470	534
Teledyne Technologies, Inc. (a)	165	69
Teradyne, Inc.	945	144
Texas Instruments, Inc.	8,950	1,722
The Western Union Co.	1,690	27
VeriSign, Inc. (a)	817	196
Visa, Inc. Class A	16,996	3,293
Western Digital Corp. (a)	3,265	189
Xerox Holdings Corp.	1	—	(d)
Xilinx, Inc.	2,527	577
Zebra Technologies Corp. (a)	706	416
		115,200
Materials (1.2%):
Air Products & Chemicals, Inc.	2,193	630
Albemarle Corp.	1,201	320
Amcor PLC	17,474	198
Avery Dennison Corp.	906	186
Ball Corp.	3,726	348
Celanese Corp.	1,286	195
CF Industries Holdings, Inc.	2,763	167
Corteva, Inc.	8,159	367
Dow, Inc.	9,091	499
DuPont de Nemours, Inc.	6,803	503
Eastman Chemical Co.	1,432	149
Ecolab, Inc.	2,743	608
FMC Corp.	1,425	143
Freeport-McMoRan, Inc.	15,889	589
International Flavors & Fragrances, Inc.	2,036	289
International Paper Co.	4,916	224
Linde PLC	5,503	1,751
LyondellBasell Industries NV Class A	2,696	235
Martin Marietta Materials, Inc.	721	291
Newmont Corp.	9,032	496
Nucor Corp.	2,642	281
PPG Industries, Inc.	2,183	337
Sealed Air Corp.	1,340	83
The Mosaic Co.	4,580	157
The Sherwin-Williams Co.	2,769	917
Vulcan Materials Co.	1,213	233
Westrock Co.	2,863	124
		10,320

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.	1,101	$220
American Tower Corp.	4,297	1,128
AvalonBay Communities, Inc.	740	177
Boston Properties, Inc.	1,758	190
CBRE Group, Inc. Class A (a)	3,167	303
Crown Castle International Corp.	5,001	908
Digital Realty Trust, Inc.	2,408	404
Duke Realty Corp.	4,814	281
Equinix, Inc.	1,002	814
Equity Residential	2,215	189
Essex Property Trust, Inc.	290	98
Extra Space Storage, Inc.	1,147	229
Federal Realty Investment Trust	884	108
Healthpeak Properties, Inc.	4,797	158
Host Hotels & Resorts, Inc. (a)	8,818	138
Iron Mountain, Inc. (b)	3,600	164
Kimco Realty Corp.	5,368	120
Mid-America Apartment Communities, Inc.	1,273	263
Prologis, Inc.	7,489	1,129
Public Storage	1,221	400
Realty Income Corp.	3,322	226
Regency Centers Corp.	1,923	133
SBA Communications Corp.	1,109	381
Simon Property Group, Inc.	3,796	580
UDR, Inc.	3,662	208
Ventas, Inc.	4,666	219
Vornado Realty Trust	1,244	50
Welltower, Inc.	4,568	364
Weyerhaeuser Co.	6,892	259
		9,841
Utilities (1.1%):
Alliant Energy Corp.	3,054	167
Ameren Corp.	2,468	201
American Electric Power Co., Inc. (c)	4,277	347
American Water Works Co., Inc.	2,297	387
CenterPoint Energy, Inc.	6,318	164
CMS Energy Corp.	3,607	212
Consolidated Edison, Inc. (c)	1,808	140
Dominion Energy, Inc.	9,535	679
DTE Energy Co.	1,653	179
Duke Energy Corp. (c)	6,693	649
Edison International	4,086	267
Entergy Corp.	2,505	251
Evergy, Inc. (c)	2,714	172
Eversource Energy (c)	3,443	283
Exelon Corp.	10,726	566
FirstEnergy Corp.	5,729	216
NextEra Energy, Inc. (c)	18,576	1,612
NiSource, Inc.	4,671	114

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
NRG Energy, Inc.	2,789	$100
PPL Corp.	8,145	227
Public Service Enterprise Group, Inc.	6,188	387
Sempra Energy	1,884	226
The AES Corp.	6,122	143
The Southern Co. (c)	9,551	584
WEC Energy Group, Inc. (c)	4,007	348
Xcel Energy, Inc. (c)	6,662	425
		9,046
Total Common Stocks (Cost $113,225)		390,877
Municipal Bonds (53.0%)
Alabama (0.6%):
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	$1,000	1,137
Homewood Educational Building Authority Revenue, Series A, 4.00%, 12/1/51, Continuously Callable @100	2,000	2,272
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	1,000	1,479
		4,888
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	500	581
Arizona (2.2%):
Arizona IDA Revenue 4.00%, 7/1/41, Continuously Callable @100	400	451
5.00%, 7/1/47, Continuously Callable @100	1,000	1,188
4.00%, 7/1/52, Continuously Callable @100	840	933
Series A, 4.00%, 7/1/51, Continuously Callable @100	750	834
City of Phoenix IDA Revenue, 5.00%, 7/1/46, Continuously Callable @100	1,300	1,435
La Paz County IDA Revenue 4.00%, 2/15/41, Continuously Callable @100	425	482
4.00%, 2/15/46, Continuously Callable @100	345	389
4.00%, 2/15/51, Continuously Callable @100	300	337
Maricopa County IDA Revenue Series A, 5.00%, 9/1/42, Continuously Callable @100	500	617
Series A, 4.00%, 7/1/46, Continuously Callable @100	735	847
Series A, 5.00%, 7/1/49, Continuously Callable @100	1,000	1,212
Series A, 5.00%, 7/1/54, Continuously Callable @100	1,275	1,536
Series A, 4.00%, 7/1/56, Continuously Callable @100	1,000	1,143
Pima County IDA Revenue 4.00%, 4/1/46, Continuously Callable @100	2,000	2,342
5.00%, 6/15/47, Continuously Callable @100 (f)	1,000	1,013
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	1,000	1,100
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102	1,185	1,304
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100 (f) (g)	1,000	1,032
		18,195

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable @100	$1,000	$1,140
California (2.2%):
California Statewide Communities Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 11/15/49, Pre-refunded 11/15/24 @100	1,000	1,136
City & County of San Francisco Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8059, 0.45%, 12/1/52, Callable 1/10/22 @100 (f) (h)	6,000	6,000
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,325
Sacramento City Financing Authority Revenue (LIQ — Deutsche Bank A.G.), Series XG0100, 0.11%, 12/1/33 (f) (h)	600	600
State of California, GO 5.00%, 2/1/43, Continuously Callable @100	1,000	1,050
5.00%, 8/1/45, Continuously Callable @100	1,000	1,145
Sutter Butte Flood Agency Special Assessment (INS — Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,150
Twin Rivers Unified School District, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/40, Pre-refunded 2/1/24 @100	1,500	1,649
Val Verde Unified School District, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Pre-refunded 8/1/25 @100	1,000	1,164
West Contra Costa Unified School District, GO (INS — National Public Finance Guarantee Corp.), 8/1/34 (i)	4,435	3,522
		18,741
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue 5.00%, 12/1/38, Continuously Callable @100	1,000	1,220
5.00%, 4/1/48, Continuously Callable @100	710	849
Colorado Health Facilities Authority Revenue 5.00%, 12/1/42, Pre-refunded 6/1/22 @100	1,000	1,024
5.00%, 6/1/45, Pre-refunded 6/1/25 @100	1,000	1,156
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,000	1,141
Series A, 4.00%, 12/1/50, Continuously Callable @103	1,000	1,126
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,145
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously Callable @100	1,900	2,280
Park Creek Metropolitan District Revenue 5.00%, 12/1/41, Continuously Callable @100	250	286
5.00%, 12/1/45, Continuously Callable @100	1,000	1,140
Rampart Range Metropolitan District No. 1 Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,196
		12,563
Connecticut (0.8%):
Connecticut State Health & Educational Facilities Authority Revenue Series A, 4.00%, 7/1/51, Continuously Callable @100	1,000	1,169
Series T, 4.00%, 7/1/55, Continuously Callable @100	1,000	1,133
Mashantucket Western Pequot Tribe Revenue, 7/1/31 (j) (k)	4,889	1,060

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State of Connecticut, GO Series A, 5.00%, 4/15/36, Continuously Callable @100	$1,500	$1,882
Series A, 5.00%, 4/15/37, Continuously Callable @100	1,000	1,231
		6,475
District of Columbia (0.1%):
District of Columbia Revenue, 5.00%, 7/1/42, Pre-refunded 7/1/22 @100	1,100	1,131
Florida (4.1%):
Capital Trust Agency, Inc. Revenue 5.00%, 8/1/40, Continuously Callable @100	300	364
5.00%, 8/1/55, Continuously Callable @100	400	475
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103	1,000	1,138
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,039
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	1,500	1,618
County of Miami-Dade Florida Water & Sewer System Revenue 4.00%, 10/1/51, Continuously Callable @100	1,500	1,773
4.00%, 10/1/51, Continuously Callable @100	2,000	2,361
County of Miami-Dade Seaport Department Revenue, Series A-2, 4.00%, 10/1/49, Continuously Callable @100	1,000	1,173
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,373
County of St. Lucie Revenue, 0.03%, 9/1/28, Continuously Callable @100 (h)	10,000	10,000
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	1,000	1,125
Lee County IDA Revenue, 5.50%, 10/1/47, Pre-refunded 10/1/22 @102	645	686
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,788
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	500	581
Miami-Dade County Health Facilities Authority Revenue, Series A, 4.00%, 8/1/51, Continuously Callable @100	1,000	1,167
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,123
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	800
Seminole County IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100 (f)	830	923
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (f)	1,000	1,095
Tampa-Hillsborough County Expressway Authority Revenue, Series A, 5.00%, 7/1/37, Pre-refunded 7/1/22 @100	1,505	1,547
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @100	1,000	1,151
		34,300
Georgia (2.5%):
Appling County Development Authority Revenue 0.09%, 9/1/29, Continuously Callable @100 (h)	1,500	1,500
0.09%, 9/1/41, Continuously Callable @100 (h)	1,600	1,600

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	$575	$661
Development Authority of Heard County Revenue, 0.10%, 9/1/26, Continuously Callable @100 (h)	1,600	1,600
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	2,000	2,287
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,000	1,182
Milledgeville & Baldwin County Development Authority Revenue, 4.00%, 6/15/37, Continuously Callable @100	1,300	1,554
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	425	479
Private Colleges & Universities Authority Revenue 4.00%, 6/1/45, Continuously Callable @100	750	866
4.00%, 10/1/50, Continuously Callable @100	1,250	1,445
The Burke County Development Authority Revenue, Series 1, 0.08%, 7/1/49, Continuously Callable @100 (h)	1,500	1,500
The Burke County Development Authority Revenue (NBGA — Southern Co.), 0.07%, 11/1/52, Continuously Callable @100 (h)	1,000	1,000
The Development Authority of Monroe County Revenue, 0.09%, 11/1/48, Continuously Callable @100 (h)	3,165	3,165
Valdosta Housing Authority Revenue (LIQ — Deutsche Bank A.G.), Series 2020-XF1089, 0.30%, 4/1/60, Callable 4/1/35 @100 (f) (h)	2,300	2,300
		21,139
Guam (0.2%):
Antonio B Won Pat International Airport Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Pre-refunded 10/1/23 @100	750	820
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Pre-refunded 7/1/23 @100	1,000	1,082
		1,902
Illinois (4.5%):
Bureau County Township High School District No. 502, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Pre-refunded 12/1/27 @100	1,000	1,242
Chicago Board of Education, GO (LIQ — Deutsche Bank A.G.), Series 2017-XM0188, 0.13%, 12/1/39, Callable 1/10/22 @100 (f) (h)	1,000	1,000
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,164
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,181
Chicago O'Hare International Airport Revenue (INS — Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,051
Chicago Park District, GO, Series C, 4.00%, 1/1/42, Continuously Callable @100	1,250	1,439
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 4.00%, 12/1/55, Continuously Callable @100	2,000	2,274
City of Chicago Wastewater Transmission Revenue 5.00%, 1/1/44, Continuously Callable @100	1,000	1,086
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,170

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	$1,000	$1,110
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100 (g)	1,000	1,130
Cook County Community College District No. 508, GO (INS — Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,183
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,203
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	1,143
Illinois Finance Authority Revenue 3.90%, 3/1/30, Continuously Callable @100	1,000	1,075
5.00%, 5/15/37, Continuously Callable @100	1,000	1,149
5.00%, 5/15/40, Continuously Callable @100	1,275	1,457
5.00%, 8/15/44, Continuously Callable @100	1,000	1,136
5.00%, 10/1/44, Continuously Callable @100	1,000	1,233
5.00%, 5/15/45, Continuously Callable @100	1,000	1,089
Series A, 4.00%, 10/1/40, Continuously Callable @100	1,000	1,119
Series A, 4.00%, 8/1/51, Continuously Callable @100	1,000	1,134
Series C, 4.00%, 2/15/41, Continuously Callable @100	955	1,088
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @100	45	52
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,119
Northern Illinois University Revenue 4.00%, 10/1/37, Continuously Callable @100	550	651
4.00%, 10/1/39, Continuously Callable @100	425	499
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/40, Continuously Callable @100	600	692
Sangamon County Water Reclamation District, GO Series A, 4.00%, 1/1/49, Continuously Callable @100	1,000	1,137
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,452
State of Illinois, GO 5.50%, 5/1/39, Continuously Callable @100	225	289
Series A, 5.00%, 3/1/46, Continuously Callable @100	1,000	1,249
Series B, 4.00%, 10/1/32, Continuously Callable @100	2,300	2,700
		37,696
Indiana (0.6%):
Evansville Redevelopment Authority Revenue (INS — Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	1,119
Indiana Finance Authority Revenue 5.00%, 2/1/40, Continuously Callable @100	1,000	1,085
5.00%, 10/1/44, Pre-refunded 10/1/23 @100	1,000	1,086
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,678
		4,968
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,161

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kansas (1.1%):
City of Coffeyville Electric System Revenue (INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @100 (f)	$1,000	$1,157
City of Lawrence Revenue 5.00%, 7/1/43, Continuously Callable @100	1,500	1,828
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,500	1,727
City of Manhattan Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @103	750	816
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	1,009
Wyandotte County-Kansas City Unified Government Utility System Revenue Series A, 5.00%, 9/1/44, Continuously Callable @100	1,250	1,385
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,140
		9,062
Kentucky (0.7%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,144
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100	1,000	1,171
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/46, Continuously Callable @100	750	873
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	1,048
Kentucky Economic Development Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,223
		5,459
Louisiana (2.2%):
City of Shreveport Water & Sewer Revenue 5.00%, 12/1/40, Continuously Callable @100	1,000	1,152
Series B, 4.00%, 12/1/44, Continuously Callable @100	500	573
City of Shreveport Water & Sewer Revenue (INS — Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,120
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,776
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,000	1,205
5.00%, 10/1/43, Continuously Callable @100	1,000	1,210
4.00%, 10/1/46, Continuously Callable @100	1,000	1,119
Louisiana Public Facilities Authority Revenue 5.00%, 11/1/45, Pre-refunded 11/1/25 @100	1,000	1,173
4.00%, 10/1/51, Continuously Callable @100	1,175	1,339
5.00%, 7/1/52, Continuously Callable @100	1,000	1,155
4.00%, 1/1/56, Continuously Callable @100	1,000	1,064
Louisiana Public Facilities Authority Revenue (INS — Build America Mutual Assurance Co.), 5.25%, 6/1/51, Pre-refunded 6/1/25 @100	1,000	1,165
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100	1,400	1,646
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,823

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	$1,000	$1,064
		18,584
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	1,061
Series A, 4.00%, 7/1/50, Continuously Callable @100	1,175	1,378
		2,439
Maryland (0.3%):
Maryland Health & Higher Educational Facilities Authority Revenue 4.00%, 7/1/45, Continuously Callable @100	1,100	1,259
Series B, 4.00%, 1/1/51, Continuously Callable @100	1,000	1,147
		2,406
Massachusetts (1.7%):
Massachusetts Development Finance Agency Revenue 5.00%, 4/15/40, Continuously Callable @100	1,000	1,096
5.25%, 11/15/41, Pre-refunded 11/15/23 @100	1,000	1,097
5.00%, 7/1/46, Continuously Callable @100	1,000	1,155
4.00%, 9/1/48, Continuously Callable @100 (g)	1,380	1,563
4.00%, 7/1/51, Continuously Callable @100	1,500	1,732
5.00%, 10/1/57, Continuously Callable @105 (f)	1,000	1,080
Series A, 5.00%, 6/1/39, Continuously Callable @100	1,000	1,226
Series A, 5.50%, 7/1/44, Continuously Callable @100	500	509
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,933
Series B, 4.00%, 7/1/50, Continuously Callable @100	850	971
Series D, 5.00%, 7/1/44, Continuously Callable @100	1,000	1,118
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,052
		14,532
Michigan (1.3%):
City of Wyandotte Electric System Revenue (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,129
Detroit Downtown Development Authority Tax Allocation (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,912
Jackson Public Schools, GO (NBGA — Michigan School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,217
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,198
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable @103	500	560
Lincoln Consolidated School District, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,459
Livonia Public Schools, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,164
Michigan Finance Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	1,000	1,131

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	$1,000	$1,116
		10,886
Minnesota (0.3%):
Housing & Redevelopment Authority Revenue 5.00%, 11/15/44, Pre-refunded 11/15/25 @100	1,000	1,173
5.00%, 11/15/47, Continuously Callable @100	1,000	1,195
		2,368
Missouri (1.0%):
Cape Girardeau County IDA Revenue, 4.00%, 3/1/46, Continuously Callable @100	750	838
Health & Educational Facilities Authority of the State of Missouri Revenue 4.00%, 2/1/48, Continuously Callable @100	1,500	1,644
4.00%, 2/15/51, Continuously Callable @100	480	558
Health & Educational Facilities Authority Revenue 5.00%, 8/1/45, Continuously Callable @100	1,270	1,388
4.00%, 2/15/49, Continuously Callable @100	250	284
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100	1,000	1,120
St. Louis Municipal Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 10/1/38, Continuously Callable @100	1,000	1,203
5.00%, 10/1/49, Continuously Callable @100	1,000	1,240
		8,275
Montana (0.1%):
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	485	572
Nebraska (0.1%):
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	1,000	1,142
Nevada (0.6%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,190
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,725
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,717
		4,632
New Jersey (2.8%):
Essex County Improvement Authority Revenue, 4.00%, 6/15/51, Continuously Callable @100	1,100	1,235
New Jersey Economic Development Authority Revenue 5.00%, 6/15/29, Continuously Callable @100	1,000	1,022
5.00%, 6/15/42, Continuously Callable @100	2,000	2,357
5.00%, 6/15/43, Continuously Callable @100	1,000	1,213
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	1,120
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,189
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,215

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey Economic Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	$500	$605
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,173
New Jersey Educational Facilities Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100	1,000	1,156
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,186
New Jersey Transportation Trust Fund Authority Revenue Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,230
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,089
Series AA, 4.00%, 6/15/50, Continuously Callable @100	1,000	1,138
New Jersey Turnpike Authority Revenue, Series A, 4.00%, 1/1/51, Continuously Callable @100	1,000	1,175
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,387
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	2,250	2,573
The Atlantic County Improvement Authority Revenue, 4.00%, 7/1/53, Continuously Callable @100	750	881
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	604
		23,548
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,500	1,651
New York (1.4%):
Metropolitan Transportation Authority Revenue, Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,049
New York Liberty Development Corp. Revenue 5.25%, 10/1/35	630	891
5.50%, 10/1/37	1,500	2,241
2.80%, 9/15/69, Continuously Callable @100	1,000	1,038
New York State Dormitory Authority Revenue Series A, 4.00%, 3/15/47, Continuously Callable @100	2,000	2,358
Series A, 4.00%, 9/1/50, Continuously Callable @100	2,000	2,256
New York State Dormitory Authority Revenue (INS — AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,819
		11,652
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue 5.00%, 10/1/35, Continuously Callable @100	1,000	1,157
5.00%, 1/1/49, Continuously Callable @104	1,500	1,672
		2,829
North Dakota (0.3%):
City of Grand Forks ND Revenue, 4.00%, 12/1/51, Continuously Callable @100	500	571
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	1,000	1,175

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
University of North Dakota Certificate of Participation, Series A, 4.00%, 6/1/51, Continuously Callable @100	$1,000	$1,149
		2,895
Ohio (0.2%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	824
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	750	795
		1,619
Oklahoma (0.5%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	1,315	1,337
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	1,229
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	1,000	1,174
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	845
		4,585
Oregon (0.4%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	1,000	1,165
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,138
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,250	1,424
		3,727
Pennsylvania (5.8%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	1,455	1,684
Allegheny County Hospital Development Authority Revenue 4.00%, 7/15/39, Continuously Callable @100	1,185	1,386
5.00%, 4/1/47, Continuously Callable @100	1,000	1,198
Altoona Area School District, GO (INS — Build America Mutual Assurance Co.), 5.00%, 12/1/48, Pre-refunded 12/1/25 @100	1,000	1,177
Berks County IDA Revenue 5.00%, 5/15/43, Continuously Callable @102	350	387
5.00%, 11/1/50, Continuously Callable @100	1,500	1,659
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	1,114
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,125	1,257
Canon Mcmillan School District, GO, 4.00%, 6/1/48, Continuously Callable @100	1,500	1,676
Central Bradford Progress Authority Revenue, Series B, 4.00%, 12/1/51, Continuously Callable @100	2,000	2,307
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,092
City of Erie Higher Education Building Authority Revenue, 5.00%, 5/1/47, Continuously Callable @100	1,050	1,302

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	$1,000	$1,219
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,207
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,140
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Continuously Callable @100	1,625	1,694
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,129
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	500	542
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100	800	866
Montgomery County IDA Revenue 5.25%, 1/15/45, Continuously Callable @100	1,000	1,118
4.00%, 10/1/46, Continuously Callable @100	625	722
4.00%, 10/1/51, Continuously Callable @100	825	947
Series C, 4.00%, 11/15/43, Continuously Callable @103	600	686
Northampton County General Purpose Authority Revenue 4.00%, 8/15/40, Continuously Callable @100	1,000	1,093
5.00%, 8/15/43, Continuously Callable @100	1,000	1,195
Pennsylvania Economic Development Financing Authority Revenue 4.00%, 7/1/46, Continuously Callable @103	1,000	1,117
Series A, 4.00%, 10/15/51, Continuously Callable @100	1,000	1,174
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46, Continuously Callable @100	1,575	1,808
Pennsylvania Turnpike Commission Revenue Series A-1, 5.00%, 12/1/46, Continuously Callable @100	1,000	1,149
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,214
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,242
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,125
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,000	1,161
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,000	1,164
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100	1,050	1,252
Reading School District, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,785
School District of Philadelphia, GO, Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,177
The Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,221
The School District of Philadelphia, GO, Series A, 4.00%, 9/1/46, Continuously Callable @100	1,000	1,169
Wilkes-Barre Area School District, GO (INS — Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,699
		49,254
Puerto Rico (0.1%):
Commonwealth of Puerto Rico, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/35, Continuously Callable @100	1,000	1,008
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	$1,000	$1,167
		1,207
South Carolina (0.6%):
Patriots Energy Group Revenue Series A, 4.00%, 6/1/46, Continuously Callable @100	500	585
Series A, 4.00%, 6/1/51, Continuously Callable @100	600	696
Piedmont Municipal Power Agency Revenue (INS — Assured Guaranty Municipal Corp.), Series D, 5.75%, 1/1/34, Continuously Callable @100	2,000	2,000
South Carolina Jobs-Economic Development Authority Revenue 5.00%, 11/15/47, Continuously Callable @103	1,000	1,163
4.00%, 4/1/49, Continuously Callable @103	620	673
		5,117
Tennessee (0.8%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,832
Metropolitan Government Nashville & Davidson Country Health & Educational Facilities Board Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,093
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue 5.00%, 10/1/45, Continuously Callable @100	1,000	1,153
5.00%, 7/1/46, Continuously Callable @100	1,000	1,162
5.00%, 10/1/48, Continuously Callable @100	500	594
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,166
		7,000
Texas (7.5%):
Arlington Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,165	2,486
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	1,106
Central Texas Regional Mobility Authority Revenue 4.00%, 1/1/41, Continuously Callable @100	1,000	1,094
Series A, 5.00%, 1/1/45, Pre-refunded 7/1/25 @100	1,000	1,159
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,108
City of Arlington Special Tax (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,208
City of Garland Texas Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously Callable @100	1,000	1,174
City of Houston Hotel Occupancy Tax & Special Revenue 5.00%, 9/1/39, Continuously Callable @100	1,000	1,107
5.00%, 9/1/40, Continuously Callable @100	1,000	1,106
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100	1,000	1,189
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	1,110

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Lewisville Special Assessment (INS — ACA Financial Guaranty Corp.), 5.80%, 9/1/25 (c)	$2,895	$3,021
City of Lubbock Texas Electric Light & Power System Revenue, 4.00%, 4/15/51, Continuously Callable @100	2,500	2,896
Clifton Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund) 5.00%, 8/15/39, Continuously Callable @100	1,000	1,110
4.00%, 8/15/44, Continuously Callable @100	1,000	1,162
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,702
Everman Independent School District, GO (NBGA — Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	1,500	1,762
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	2,000	2,298
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	1,000	1,042
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	1,101
Houston Higher Education Finance Corp. Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,100	1,219
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,086
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100	350	397
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	1,000	1,044
Mesquite Health Facilities Development Corp. Revenue, 2/15/35, Continuously Callable @100 (j)	1,000	793
New Hope Cultural Education Facilities Finance Corp. Revenue 2.25%, 7/1/47, Callable 7/1/25 @100	1,000	857
Series A, 5.00%, 4/1/47, Pre-refunded 4/1/25 @100	1,600	1,838
New Hope Cultural Education Facilities Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	225	271
North Texas Tollway Authority Revenue Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,635
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,122
Port of Port Arthur Navigation District Revenue 0.13%, 11/1/40, Continuously Callable @100 (c) (h)	4,650	4,650
Series A, 0.06%, 4/1/40, Continuously Callable @100 (h)	530	530
Series B, 0.06%, 4/1/40, Continuously Callable @100 (h)	300	300
Series C, 0.08%, 4/1/40, Continuously Callable @100 (h)	8,500	8,500
Princeton Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,231
Prosper Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	1,000	1,226
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	1,119
Tarrant County Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/46, Continuously Callable @100	1,000	1,164
Series A, 11/15/45, Callable 11/15/25 @100 (j)	1,000	800
Series B, 11/15/36, Callable 11/15/25 @100 (j)	1,000	800

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/48, Continuously Callable @100	$1,500	$1,843
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100	1,000	1,175
		63,541
Utah (0.1%):
Utah Charter School Finance Authority Revenue, Series A, 4.00%, 10/15/46, Continuously Callable @100	860	1,011
Vermont (0.1%):
Vermont Economic Development Authority Revenue, Series A, 4.00%, 5/1/45, Continuously Callable @103	1,000	1,089
Virginia (0.1%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Continuously Callable @100	1,000	1,124
Washington (0.7%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,166
Washington Health Care Facilities Authority Revenue 4.00%, 7/1/42, Continuously Callable @100	1,000	1,129
5.00%, 1/1/47, Continuously Callable @100	1,000	1,172
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously Callable @100	1,100	1,264
Washington State Housing Finance Commission Revenue 5.00%, 1/1/38, Continuously Callable @102 (f)	1,000	1,167
Series A-1, 3.50%, 12/20/35	298	348
		6,246
West Virginia (0.2%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,723
Wisconsin (1.4%):
Public Finance Authority Revenue 5.00%, 7/1/38, Continuously Callable @100	1,000	1,227
4.00%, 1/1/45, Continuously Callable @100	1,440	1,651
4.00%, 2/1/51, Continuously Callable @100	1,000	1,144
Series A, 4.00%, 10/1/47, Continuously Callable @100	1,000	1,169
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,727
Series A, 4.00%, 10/1/49, Continuously Callable @100	1,500	1,682
Public Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	733
Wisconsin Health & Educational Facilities Authority Revenue 5.25%, 4/15/35, Pre-refunded 4/15/23 @100	1,000	1,068
5.00%, 9/15/45, Pre-refunded 9/15/23 @100	1,000	1,083
		11,484
Total Municipal Bonds (Cost $424,324)		447,547
U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills, 0.04%, 1/27/22 (l)	700	700
Total U.S. Treasury Obligations (Cost $700)		700
See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.0%) (m)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (n)	254,451	$254
Total Collateral for Securities Loaned (Cost $254)		254
Total Investments (Cost $538,503) — 99.4%		839,378
Other assets in excess of liabilities — 0.6%		5,131
NET ASSETS — 100.00%		$844,509

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.

(d)  Rounds to less than $1 thousand.

(e)  Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub adviser of the Fund.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2021, the fair value of these securities was $17,367 (thousands) and amounted to 2.1% of net assets.

(g)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(h)  Variable Rate Demand Notes provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(i)  Zero-coupon bond.

(j)  Currently the issuer is in default with respect to interest and/or principal payments.

(k)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2021, illiquid securities were 0.1% of net assets.

(l)  Rate represents the effective yield at November 30, 2021.

(m)  Amount represents less than 0.05% of net assets.

(n)  Rate disclosed is the daily yield on November 30, 2021.

AMBAC — American Municipal Bond Assurance Corporation

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

See notes to financial statements.

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2021

  (Unaudited)

GO — General Obligation

IDA — Industrial Development Authority

LLC — Limited Liability Company

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	13	12/17/21	$2,900,734	$2,968,062	$67,328
Total unrealized appreciation					$67,328
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$67,328

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Growth and Tax Strategy Fund
Assets:
Investments, at value (Cost $538,503)	$839,378	(a)
Cash	3,023
Deposit with broker for futures contracts	37
Receivables:
Interest and dividends	5,215
Capital shares issued	1,753
Prepaid expenses	34
Total Assets	849,440
Liabilities:
Payables:
Collateral received on loaned securities	254
Investments purchased	3,682
Capital shares redeemed	490
Variation margin on open futures contracts	55
Accrued expenses and other payables:
Investment advisory fees	237
Administration fees	101
Custodian fees	3
Transfer agent fees	44
Compliance fees	—	(b)
Trustees' fees	—	(b)
12b-1 fees	2
Other accrued expenses	63
Total Liabilities	4,931
Net Assets:
Capital	550,203
Total accumulated earnings/(loss)	294,306
Net Assets	$844,509
Net Assets
Fund Shares	$764,804
Institutional Shares	68,321
Class A	7,894
Class C	3,490
Total	$844,509
Shares (unlimited number of shares authorized with no par value):
Fund Shares	29,073
Institutional Shares	2,599
Class A	301
Class C	134
Total	32,107
Net asset value, offering and redemption price per share: (c)
Fund Shares	$26.31
Institutional Shares	$26.29
Class A	$26.25
Class C (d)	$26.11
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$26.85

(a)  Includes $239 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Growth and Tax Strategy Fund
Investment Income:
Dividends	$2,662
Interest	6,025
Securities lending (net of fees)	—	(a)
Foreign tax withholding	—	(a)
Total Income	8,687
Expenses:
Investment advisory fees	1,301
Administration fees — Fund Shares	556
Administration fees — Institutional Shares	30
Administration fees — Class A	2
Administration fees — Class C	2
Sub-Administration fees	22
12b-1 fees — Class A	4
12b-1 fees — Class C	13
Custodian fees	19
Transfer agent fees — Fund Shares	201
Transfer agent fees — Institutional Shares	30
Transfer agent fees — Class A	2
Transfer agent fees — Class C	1
Trustees' fees	23
Compliance fees	3
Legal and audit fees	34
State registration and filing fees	43
Other expenses	57
Total Expenses	2,343
Expenses waived/reimbursed by Adviser	(9)
Net Expenses	2,334
Net Investment Income (Loss)	6,353
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	1,907
Net realized gains (losses) from futures contracts	193
Net change in unrealized appreciation/depreciation on investment securities	30,015
Net change in unrealized appreciation/depreciation on futures contracts	(48)
Net realized/unrealized gains (losses) on investments	32,067
Change in net assets resulting from operations	$38,420

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth and Tax Strategy Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$6,353	$12,399
Net realized gains (losses) from investments	2,100	6,824
Net change in unrealized appreciation/depreciation on investments	29,967	116,209
Change in net assets resulting from operations	38,420	135,432
Distributions to Shareholders:
Fund Shares	(5,608)	(11,933)
Institutional Shares (a)	(450)	(467)
Class A (a)	(18)	(1)
Class C (a)	(13)	(5)
Change in net assets resulting from distributions to shareholders	(6,089)	(12,406)
Change in net assets resulting from capital transactions	53,050	42,523
Change in net assets	85,381	165,549
Net Assets:
Beginning of period	759,128	593,579
End of period	$844,509	$759,128

(a)  Institutional Shares, Class A and Class C commenced operations on June 29, 2020.

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Growth and Tax Strategy Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$66,682	$128,688
Distributions reinvested	5,363	11,096
Cost of shares redeemed	(38,822)	(149,077)
Total Fund Shares	$33,223	$(9,293)
Institutional Shares (a)
Proceeds from shares issued	$13,964	$56,777
Distributions reinvested	109	130
Cost of shares redeemed	(3,712)	(6,753)
Total Institutional Shares	$10,361	$50,154
Class A (a)
Proceeds from shares issued	$7,436	$520
Distributions reinvested	13	1
Cost of shares redeemed	(174)	(22)
Total Class A	$7,275	$499
Class C (a)
Proceeds from shares issued	$2,192	$1,181
Distributions reinvested	12	4
Cost of shares redeemed	(13)	(22)
Total Class C	$2,191	$1,163
Change in net assets resulting from capital transactions	$53,050	$42,523
Share Transactions:
Fund Shares
Issued	2,568	5,514
Reinvested	209	491
Redeemed	(1,494)	(6,530)
Total Fund Shares	1,283	(525)
Institutional Shares (a)
Issued	537	2,477
Reinvested	4	6
Redeemed	(143)	(282)
Total Institutional Shares	398	2,201
Class A (a)
Issued	286	22
Reinvested	1	— (b)
Redeemed	(7)	(1)
Total Class A	280	21
Class C (a)
Issued	85	50
Reinvested	— (b)	— (b)
Redeemed	— (b)	(1)
Total Class C	85	49
Change in Shares	2,046	1,746

(a)  Institutional Shares, Class A and Class C commenced operations on June 29, 2020.

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

This page is intentionally left blank.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Growth and Tax Strategy Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	$25.25	0.21	(d)	1.05	1.26	(0.20)	—
Year Ended May 31
2021	$20.96	0.43	(d)	4.29	4.72	(0.43)	—
2020	$20.18	0.47	(d)	0.77	1.24	(0.46)	—
2019	$19.77	0.47		0.47	0.94	(0.48)	(0.05)
2018	$18.76	0.44		1.01	1.45	(0.44)	—
2017	$17.79	0.42		0.96	1.38	(0.41)	—
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	$25.24	0.21	(d)	1.04	1.25	(0.20)	—
June 29, 2020 (f) through May 31, 2021	$21.05	0.40	(d)	4.12	4.52	(0.33)	—
Class A
Six Months Ended November 30, 2021 (Unaudited)	$25.22	0.17	(d)	1.04	1.21	(0.18)	—
June 29, 2020 (f) through May 31, 2021	$21.05	0.31	(d)	4.16	4.47	(0.30)	—
Class C
Six Months Ended November 30, 2021 (Unaudited)	$25.12	0.07	(d)	1.04	1.11	(0.12)	—
June 29, 2020 (f) through May 31, 2021	$21.05	0.16	(d)	4.13	4.29	(0.22)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Growth and Tax Strategy Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	(0.20)	$26.31	5.00%	0.57%	1.58%	0.57%	$764,804	4%
Year Ended May 31
2021	(0.43)	$25.25	22.79%	0.59%	1.86%	0.59%	$701,841	11%
2020	(0.46)	$20.96	6.25%	0.57%	2.25%	0.57%	$593,579	34	%(e)
2019	(0.53)	$20.18	4.83%	0.60%	2.44%	0.60%	$526,320	7%
2018	(0.44)	$19.77	7.81%	0.68%	2.32%	0.68%	$459,682	10%
2017	(0.41)	$18.76	7.88%	0.84%	2.33%	0.84%	$391,020	4%
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	(0.20)	$26.29	4.97%	0.56%	1.59%	0.56%	$68,321	4%
June 29, 2020 (f) through May 31, 2021	(0.33)	$25.24	21.62%	0.56%	1.80%	0.59%	$55,541	11%
Class A
Six Months Ended November 30, 2021 (Unaudited)	(0.18)	$26.25	4.80%	0.86%	1.30%	1.31%	$7,894	4%
June 29, 2020 (f) through May 31, 2021	(0.30)	$25.22	21.35%	0.86%	1.38%	13.45%	$525	11%
Class C
Six Months Ended November 30, 2021 (Unaudited)	(0.12)	$26.11	4.42%	1.61%	0.54%	1.83%	$3,490	4%
June 29, 2020 (f) through May 31, 2021	(0.22)	$25.12	20.47%	1.60%	0.70%	5.63%	$1,221	11%

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects an overall increase in purchases and sales of securities.

(f)  Commencement of operations.

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth and Tax Strategy Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and Class C. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$390,877	$—	$—	$390,877
Municipal Bonds	—	447,547	—	447,547
U.S. Treasury Obligations	—	700	—	700
Collateral for Securities Loaned	254	—	—	254
Total	$391,131	$448,247	$—	$839,378
Other Financial Investments*
Assets:
Futures Contracts	$67	$—	$—	$67
Total	$67	$—	$—	$67

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. During the six months ended November 30, 2021, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2021 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$67	$—

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$193	$(48)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$239	$—	$254

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$20,300	$25,950	$—

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$90,635	$29,100

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Composite Index which is comprised of 51% of the Lipper General & Insured Municipal Bond Funds Index and 49% of the Lipper Large-Cap Core Funds Index.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Composite Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2021 to November 30, 2021, performance adjustments were $90, less than $(1), less than $1, and less than $(1) for Fund Shares, Institutional Shares, Class A, and Class C, in thousands, respectively. Performance adjustments were 0.02%, less than (0.01)%, less than 0.01%, and less than (0.01)% for Fund Shares, Institutional Shares, Class A, and Class C, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into a Subadvisory Agreement with Northern Trust Investments, Inc. ("NTI") under which NTI directs the investment and reinvestment of the Fund's assets allocated to it in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Board and VCM. This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class C, respectively.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares, Class A, and Class C are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, up to an annual rate of 1.00% of the average daily net assets of Class C and 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A, and Class C. Amounts incurred and paid to the Distributor for the six months ended November 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended November 30, 2021, the Distributor received less than $1 thousand dollars from commissions earned on the sale of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limits (excluding voluntary waivers) were 0.61%, 0.57%, 0.86%, and 1.61% for Fund Shares, Institutional Shares, Class A, and Class C, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of November 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2021.

Expires 2024	Expires 2025	Total
$38	$9	$47

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Equity Risk — The Fund may invest in underlying affiliated funds that invest in equity securities. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. LIBOR is being discontinued as a floating rate benchmark. The Secured Overnight Financing Rate ("SOFR") is expected to replace U.S. dollar LIBOR as the principal floating rate benchmark. The LIBOR discontinuation has affected, and will continue to affect, financial markets generally. The date of the LIBOR discontinuation will vary depending on the LIBOR currency and tenor. The UK Financial Conduct Authority (the "FCA"), which is the regulator of the LIBOR administrator, has announced that, after specified dates, LIBOR settings will cease to be provided by any administrator or will no longer be representative. Those dates are: (i) June 30, 2023, in the case of the principal U.S. dollar LIBOR tenors (overnight and one-, three-, six- and 12-month; and (ii) December 31, 2021, in all other cases (i.e., one-week and two-month U.S. dollar LIBOR and all tenors of non-U.S. dollar LIBOR). Accordingly, many existing LIBOR obligations will transition to another benchmark after June 30, 2023, or, in some cases, after December 31, 2021. The FCA and certain U.S. regulators have stated that, despite expected publication of U.S. dollar LIBOR through June 30, 2023, no new contracts using U.S. dollar LIBOR should be entered into after December 31, 2021. Although the foregoing reflects the likely timing of the LIBOR discontinuation and certain consequences, there is no assurance that LIBOR, of any particular currency or tenor, will continue to be published until any particular date or in any particular form, and there is no assurance regarding the consequences of the LIBOR discontinuation. In the United States, there have been efforts to identify alternative reference interest rates for U.S. dollar LIBOR. The cash markets have generally coalesced around recommendations from the Alternative Reference Rates Committee (the "ARRC"), which was convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York. The ARRC has recommended that U.S. dollar LIBOR be replaced by rates based on SOFR plus, in the case of existing LIBOR contracts and obligations, a spread adjustment. For purposes of the following discussion, the term "LIBOR" refers solely to U.S. dollar LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR's history or otherwise. SOFR has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. Future levels of SOFR may bear little or no relation to historical levels of SOFR, LIBOR or other rates. SOFR-based rates will differ from LIBOR, and the differences may be material. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. In contrast, LIBOR is intended to be an unsecured rate that represents

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

interbank funding costs for different short-term tenors. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. Non-LIBOR floating rate obligations, including SOFR-based obligations, may have returns and values that fluctuate more than those of floating rate obligations that are based on LIBOR or other rates. Resulting changes in the financial markets may adversely affect financial markets generally and may also adversely affect our operations specifically, particularly as financial markets transition away from LIBOR.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands).

Short-Term Amount
$11,277

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs , including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
Fund Shares	$1,000.00	$1,050.00	$1,022.21	$2.93	$2.89	0.57%
Institutional Shares	1,000.00	1,049.70	1,022.26	2.88	2.84	0.56%
Class A	1,000.00	1,048.00	1,020.76	4.42	4.36	0.86%
Class C	1,000.00	1,044.20	1,017.00	8.25	8.14	1.61%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

27801-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Managed Allocation Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	17
Proxy Voting and Portfolio Holdings Information	17
Expense Example	17
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Managed Allocation Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to maximize total return, consisting primarily of capital appreciation.

Asset Allocation*:

November 30, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Managed Allocation Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (99.9%)
iShares Core S&P 500 ETF	351,046	$160,649
Vanguard Total World Stock ETF (a)	4,613,248	481,023
Total Exchange-Traded Funds (Cost $531,309)		641,672
Collateral for Securities Loaned^ (0.1%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (b)	874,800	875
Total Collateral for Securities Loaned (Cost $875)		875
Total Investments (Cost $532,184) — 100.0%		642,547
Other assets in excess of liabilities — 0.0% (c)		158
NET ASSETS — 100.00%		$642,705

At November 30, 2021, the Fund's investments in foreign securities were 74.8% of net assets.

ETF — Exchange-Traded Fund

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on November 30, 2021.

(c)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Managed Allocation Fund
Assets:
Investments, at value (Cost $532,184)	$642,547	(a)
Cash	1,663
Receivables:
Interest and dividends	1
Capital shares issued	79
From Adviser	88
Prepaid expenses	19
Total Assets	644,397
Liabilities:
Payables:
Collateral received on loaned securities	875
Capital shares redeemed	356
Accrued expenses and other payables:
Investment advisory fees	329
Administration fees	27
Custodian fees	5
Transfer agent fees	27
Compliance fees	—	(b)
Other accrued expenses	73
Total Liabilities	1,692
Net Assets:
Capital	495,084
Total accumulated earnings/(loss)	147,621
Net Assets	$642,705
Shares (unlimited number of shares authorized with no par value):	43,860
Net asset value, offering and redemption price per share: (c)	$14.65

(a)  Includes $845 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Managed Allocation Fund
Investment Income:
Dividends	$5,453
Interest	—	(a)
Securities lending (net of fees)	11
Total Income	5,464
Expenses:
Investment advisory fees	1,996
Administration fees	166
Sub-Administration fees	9
Custodian fees	15
Transfer agent fees	166
Trustees' fees	24
Compliance fees	2
Legal and audit fees	27
State registration and filing fees	8
Other expenses	66
Total Expenses	2,479
Expenses waived/reimbursed by Adviser	(532)
Net Expenses	1,947
Net Investment Income (Loss)	3,517
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	8,158
Net change in unrealized appreciation/depreciation on investment securities	12,218
Net realized/unrealized gains (losses) on investments	20,376
Change in net assets resulting from operations	$23,893

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Managed Allocation Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$3,517	$7,373
Net realized gains (losses) from investments	8,158	77,147
Net change in unrealized appreciation/depreciation on investments	12,218	58,529
Change in net assets resulting from operations	23,893	143,049
Change in net assets resulting from distributions to shareholders	—	(8,738)
Change in net assets resulting from capital transactions	(42,488)	(133,803)
Change in net assets	(18,595)	508
Net Assets:
Beginning of period	661,300	660,792
End of period	$642,705	$661,300
Capital Transactions:
Proceeds from shares issued	$19,867	$31,378
Distributions reinvested	—	8,737
Cost of shares redeemed	(62,355)	(173,918)
Change in net assets resulting from capital transactions	$(42,488)	$(133,803)
Share Transactions:
Issued	1,377	2,457
Reinvested	—	682
Redeemed	(4,281)	(13,694)
Total Fund Shares	(2,904)	(10,555)

See notes to financial statements.

6

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7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Managed Allocation Fund
Six Months Ended November 30, 2021 (Unaudited)	$14.14	0.08	(c)	0.43	0.51	—	—
Year Ended May 31:
2021	$11.53	0.14	(c)	2.64	2.78	(0.17)	—
2020	$11.10	0.28	(c)	0.47	0.75	(0.32)	—
2019	$12.01	0.20		(0.92)	(0.72)	(0.11)	(0.08)
2018	$11.61	0.23		0.46	0.69	(0.29)	—
2017	$10.90	0.24		0.72	0.96	(0.25)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Reflects an increase in trading activity due to asset allocation shifts.

(e)  Reflects a return to normal trading levels after a prior year transition or allocation shift.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Managed Allocation Fund
Six Months Ended November 30, 2021 (Unaudited)	—	$14.65	3.61%	0.59%	1.06%	0.75%	$642,705	0%
Year Ended May 31:
2021	(0.17)	$14.14	24.31%	0.59%	1.12%	0.75%	$661,300	152%
2020	(0.32)	$11.53	6.66%	0.60%	2.38%	0.74%	$660,792	167%
2019	(0.19)	$11.10	(5.92)%	0.75%	1.72%	0.75%	$724,519	156	%(d)
2018	(0.29)	$12.01	5.91%	0.74%	1.83%	0.74%	$808,509	97	%(e)
2017	(0.25)	$11.61	8.94%	0.76%	2.13%	0.76%	$765,879	194	%(d)

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Managed Allocation Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$641,672	$—	$—	$641,672
Collateral for Securities Loaned	875	—	—	875
Total	$642,547	$—	$—	$642,547

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$845	$—	$875

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$—	$38,507

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive its management fee from 0.60% to 0.44%. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.05%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual rate of 0.05% of average daily net assets plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limit was 0.74%.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of November 31, 2021, there were no amounts available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at November 30, 2021.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Portfolio Reallocation Risk — The frequent changes in the allocation of the Fund's portfolio holdings may result in higher portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.

ETF Risk — ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

8. Subsequent Events:

On January 13, 2022, the Board approved a Plan of Liquidation and Dissolution pursuant to which the USAA Managed Allocation Fund will be liquidated on or about February 28, 2022. Effective February 1, 2022, the USAA Managed Allocation Fund will be closed to new investors. Through the end of business February 18, 2022, existing shareholders may continue to make additional investments into existing accounts. Distribution of liquidation proceeds to Fund shareholders, may result in a taxable event for shareholders, depending on their individual circumstances.

16

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
$1,000.00	$1,036.10	$1,022.11	$3.01	$2.99	0.59%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

17

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

93924-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Emerging Markets Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

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USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to Financial Statements	24
Supplemental Information	34
Proxy Voting and Portfolio Holdings Information	34
Expense Examples	34
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Emerging Markets Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation.

Top 10 Sectors:

November 30, 2021

(% of Net Assets)

Information Technology	23.2%
Financials	21.2%
Consumer Discretionary	10.6%
Communication Services	9.6%
Materials	7.7%
Industrials	7.6%
Energy	5.8%
Health Care	4.5%
Consumer Staples	3.9%
Real Estate	2.6%

Country Allocation:

November 30, 2021

(% of Net Assets)

*  Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Brazil (4.4%):
Consumer Discretionary (0.8%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes	121,700	$295
Vibra Energia SA (a)	1,248,700	4,834
		5,129
Consumer Staples (0.6%):
Sendas Distribuidora SA	714,681	1,621
SLC Agricola SA	289,700	1,978
		3,599
Energy (0.5%):
3R Petroleum Oleo e Gas SA (a)	71,400	351
Petro Rio SA (a)	110,100	398
Petroleo Brasileiro SA, ADR	201,799	2,153
		2,902
Financials (1.2%):
Banco Bradesco SA, ADR	620,657	2,185
Banco do Brasil SA	508,495	2,881
Banco do Estado do Rio Grande do Sul SA Preference Shares	151,900	273
Itau Unibanco Holding SA, ADR	533,103	2,090
Porto Seguro SA	68,800	272
		7,701
Industrials (0.8%):
CCR SA	941,520	2,062
Randon SA Implementos e Participacoes Preference Shares	930,400	1,832
SIMPAR SA	843,856	1,581
		5,475
Information Technology (0.2%):
Cielo SA	648,400	239
Pagseguro Digital Ltd. Class A (a) (b)	51,935	1,327
		1,566
Materials (0.2%):
Dexco SA	489,600	1,571
Utilities (0.1%):
Eneva SA (a)	134,700	334
Equatorial Energia SA	81,700	328
Omega Geracao SA (a)	47,000	227
		889
		28,832

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Canada (1.8%):
Energy (0.4%):
Parex Resources, Inc. (b)	144,302	$2,314
Materials (1.4%):
First Quantum Minerals Ltd.	438,087	9,339
		11,653
Chile (0.3%):
Financials (0.3%):
Banco de Chile	19,988,545	1,934
China (23.5%):
Communication Services (4.6%):
Baidu, Inc., ADR (a)	20,857	3,125
NetEase, Inc., ADR	44,291	4,771
Tencent Holdings Ltd.	391,963	22,860
		30,756
Consumer Discretionary (5.5%):
Alibaba Group Holding Ltd., ADR (a)	127,978	16,321
BYD Co. Ltd. Class H	58,000	2,281
China Harmony Auto Holding Ltd.	681,500	376
Fuyao Glass Industry Group Co. Ltd. Class H (c)	360,000	1,976
Gree Electric Appliances, Inc. Class A	313,600	1,700
JD.com, Inc., ADR (a)	71,923	6,050
Jiumaojiu International Holdings Ltd. (c)	704,000	1,454
JNBY Design Ltd.	192,500	325
Meituan Class B (a) (c)	119,500	3,632
Q Technology Group Co. Ltd.	259,000	365
Tianneng Power International Ltd. (b)	208,000	229
Topsports International Holdings Ltd. (c)	1,396,000	1,623
		36,332
Consumer Staples (1.5%):
China Feihe Ltd. (c)	837,000	1,120
China Modern Dairy Holdings Ltd. (b)	1,841,000	308
Hengan International Group Co. Ltd. (b)	467,500	2,258
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	338,700	2,080
Wuliangye Yibin Co. Ltd. Class A	114,600	3,924
		9,690
Energy (0.6%):
China Shenhua Energy Co. Ltd. Class H	1,817,000	3,765
Financials (3.7%):
China Construction Bank Corp. Class H	7,595,000	4,949
China Merchants Bank Co. Ltd. Class H	1,216,500	9,424
China Renaissance Holdings Ltd. (c)	143,200	298
Ping An Insurance Group Co. of China Ltd.	900,500	6,243
Postal Savings Bank of China Co. Ltd. Class H (c)	5,025,000	3,404
		24,318

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (1.8%):
China Animal Healthcare Ltd. (a) (d) (e)	1,673,000	$—
China Medical System Holdings Ltd.	207,000	339
Hygeia Healthcare Holdings Co. Ltd. (c)	239,400	1,847
Pharmaron Beijing Co. Ltd. Class H (c)	100,100	2,065
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	38,200	2,159
Sinopharm Group Co. Ltd. Class H	1,145,199	2,489
Wuxi Biologics Cayman, Inc. (a) (c)	250,431	3,378
		12,277
Industrials (1.9%):
Airtac International Group	73,344	2,245
A-Living Smart City Services Co. Ltd. Class H (c)	539,000	1,266
China Lesso Group Holdings Ltd.	326,000	473
China Railway Group Ltd. Class H	5,220,000	2,482
Xinte Energy Co. Ltd. Class H	760,400	1,733
Zhefu Holding Group Co. Ltd. Class A	1,806,500	1,899
Zhejiang Expressway Co. Ltd. Class H (b)	480,000	453
ZTO Express Cayman, Inc., ADR	55,130	1,743
		12,294
Information Technology (1.7%):
Chinasoft International Ltd.	2,876,000	4,782
Luxshare Precision Industry Co. Ltd. Class A	278,700	1,731
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,106,050	2,639
Yonyou Network Technology Co. Ltd. Class A	393,600	2,011
		11,163
Materials (1.1%):
Anhui Conch Cement Co. Ltd. Class H	550,500	2,507
China Hongqiao Group Ltd.	2,221,000	2,150
Wanhua Chemical Group Co. Ltd. Class A	192,700	2,885
		7,542
Real Estate (0.7%):
China Vanke Co. Ltd. Class H	963,300	2,185
KWG Living Group Holdings Ltd.	481,000	291
Shimao Services Holdings Ltd. (c)	1,669,728	2,063
Times Neighborhood Holdings Ltd.	430,806	190
		4,729
Utilities (0.4%):
China Longyuan Power Group Corp. Ltd. Class H	1,184,000	2,420
		155,286
Colombia (0.6%):
Financials (0.6%):
Bancolombia SA, ADR	124,685	3,972

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Egypt (0.4%):
Communication Services (0.1%):
Telecom Egypt Co.	488,956	$446
Financials (0.3%):
Commercial International Bank Egypt SAE Registered Shares, GDR (a)	764,229	2,365
		2,811
Greece (1.0%):
Consumer Discretionary (0.2%):
OPAP SA	109,197	1,515
Financials (0.4%):
National Bank of Greece SA (a)	872,294	2,597
Industrials (0.3%):
Mytilineos SA	115,795	1,897
Utilities (0.1%):
Terna Energy SA	26,946	412
		6,421
Hong Kong (4.2%):
Communication Services (0.1%):
NetDragon Websoft Holdings Ltd.	140,000	319
Consumer Discretionary (0.9%):
Bosideng International Holdings Ltd. (b)	3,276,000	2,306
JS Global Lifestyle Co. Ltd. (c)	1,872,000	3,675
		5,981
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	892,500	2,698
Health Care (0.0%): (f)
The United Laboratories International Holdings Ltd.	446,000	254
Industrials (1.4%):
Pacific Basin Shipping Ltd.	5,648,000	2,145
Sinotruk Hong Kong Ltd.	171,000	253
Techtronic Industries Co. Ltd.	337,000	6,931
		9,329
Information Technology (0.6%):
ASM Pacific Technology Ltd.	190,000	1,989
Lenovo Group Ltd.	1,962,000	2,009
		3,998
Materials (0.1%):
Nine Dragons Paper Holdings Ltd.	335,000	374
Real Estate (0.6%):
China Overseas Grand Oceans Group Ltd.	1,093,000	493
China Resources Land Ltd.	770,000	3,217
		3,710
See notes to financial statements.

6

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Canvest Environmental Protection Group Co. Ltd.	674,000	$357
China Water Affairs Group Ltd.	520,000	597
		954
		27,617
Hungary (0.5%):
Financials (0.4%):
OTP Bank Nyrt (a)	53,506	2,956
Health Care (0.1%):
Richter Gedeon Nyrt	24,664	656
		3,612
India (10.4%):
Communication Services (0.0%): (f)
Indus Towers Ltd.	41,276	156
Consumer Discretionary (0.9%):
Bajaj Auto Ltd.	33,294	1,438
Balkrishna Industries Ltd.	88,117	2,549
KPR Mill Ltd.	52,016	365
Mahindra CIE Automotive Ltd. (a)	148,616	472
Orient Electric Ltd.	91,378	474
Welspun India Ltd.	355,422	654
		5,952
Consumer Staples (0.1%):
Emami Ltd.	55,882	393
Energy (1.1%):
Hindustan Petroleum Corp. Ltd.	988,956	3,886
Reliance Industries Ltd.	106,183	3,395
		7,281
Financials (3.3%):
Axis Bank Ltd. (a)	121,830	1,061
Axis Bank Ltd., GDR (a)	25,213	1,118
Canara Bank (a)	264,037	699
Cholamandalam Investment & Finance Co. Ltd.	349,180	2,556
Federal Bank Ltd.	2,102,332	2,424
ICICI Bank Ltd., ADR	563,764	10,407
Power Finance Corp. Ltd.	271,900	421
UTI Asset Management Co. Ltd.	213,043	3,108
		21,794
Health Care (1.0%):
Ajanta Pharma Ltd.	15,952	442
Apollo Hospitals Enterprise Ltd.	42,499	3,213
Dr Reddy's Laboratories Ltd.	34,834	2,172
Eris Lifesciences, Ltd. (c)	44,051	421
JB Chemicals & Pharmaceuticals Ltd.	17,569	383
		6,631

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.9%):
Bharat Electronics Ltd.	201,201	$546
Cummins India Ltd.	31,147	364
Engineers India Ltd.	303,326	289
Grindwell Norton Ltd.	23,747	511
KEI Industries Ltd.	59,967	882
Larsen & Toubro Ltd.	142,196	3,343
		5,935
Information Technology (1.9%):
eClerx Services Ltd.	35,218	1,025
Infosys Ltd., ADR	374,152	8,448
Mindtree Ltd.	23,346	1,340
WNS Holdings Ltd., ADR (a)	21,271	1,788
		12,601
Materials (1.0%):
Birla Corp. Ltd.	20,252	364
Dalmia Bharat Ltd.	87,485	2,179
Finolex Industries Ltd.	197,637	556
Jindal Steel & Power Ltd. (a)	137,214	625
Tata Chemicals, Ltd.	45,541	528
Tata Steel Ltd.	176,922	2,511
		6,763
Real Estate (0.1%):
Prestige Estates Projects Ltd.	95,253	534
Utilities (0.1%):
CESC Ltd.	425,220	495
Gujarat Gas Ltd.	44,983	400
		895
		68,935
Indonesia (2.4%):
Communication Services (1.0%):
PT Media Nusantara Citra Tbk	5,579,200	373
PT Telekomunikasi Indonesia Persero Tbk, ADR (b)	144,681	4,062
PT Telkom Indonesia Persero Tbk	8,719,500	2,428
		6,863
Financials (1.3%):
PT Bank Mandiri Persero Tbk	6,859,790	3,349
PT Bank Rakyat Indonesia Persero Tbk	19,528,846	5,566
		8,915
Real Estate (0.1%):
PT Puradelta Lestari Tbk	26,178,300	398
		16,176

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (16.2%):
Communication Services (1.1%):
AfreecaTV Co. Ltd.	5,240	$895
LG Uplus Corp.	259,677	2,956
NAVER Corp.	9,262	2,957
Neowiz (a)	15,494	384
		7,192
Consumer Discretionary (1.0%):
Coway Co. Ltd.	5,106	291
Hanon Systems	197,079	2,146
Hyundai Mobis Co. Ltd.	16,154	2,999
SL Corp.	24,474	639
Youngone Corp.	11,329	370
		6,445
Consumer Staples (0.5%):
Cosmax, Inc. (a)	3,296	251
Dongwon F&B Co. Ltd.	1,977	302
KT&G Corp.	29,918	2,062
Maeil Dairies Co. Ltd.	8,807	505
		3,120
Financials (2.3%):
BNK Financial Group, Inc.	76,973	518
DB Insurance Co. Ltd.	57,684	2,615
Hana Financial Group, Inc.	80,828	2,687
KIWOOM Securities Co. Ltd.	5,307	435
Samsung Securities Co. Ltd.	60,663	2,260
Shinhan Financial Group Co. Ltd.	89,779	2,611
Woori Financial Group, Inc.	366,759	3,883
		15,009
Health Care (0.8%):
Chong Kun Dang Pharmaceutical Corp.	2,595	233
Hugel, Inc. (a)	10,487	1,252
InBody Co. Ltd.	49,092	909
Osstem Implant Co. Ltd.	5,944	559
PharmaResearch Co. Ltd.	8,303	538
Samsung Biologics Co. Ltd. (a) (c)	2,778	2,083
		5,574
Industrials (1.4%):
CJ Corp.	20,608	1,388
DL E&C Co. Ltd. (a)	5,706	531
Hyundai Engineering & Construction Co. Ltd.	44,898	1,668
Hyundai Glovis Co. Ltd.	2,687	329
LG Corp.	25,161	1,665
LIG Nex1 Co. Ltd.	9,172	414
LX INTERNATIONAL CORP.	14,306	278
Samsung Engineering Co. Ltd. (a)	161,817	2,826
SFA Engineering Corp.	5,383	152
		9,251

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (8.3%):
Innox Advanced Materials Co. Ltd. (a)	55,719	$1,773
LEENO Industrial, Inc.	3,770	628
LG Innotek Co. Ltd.	3,436	877
LX Semicon Co. Ltd.	8,583	773
Partron Co. Ltd.	35,799	332
Samsung Electronics Co. Ltd.	634,216	38,076
SK Hynix, Inc.	131,708	12,594
		55,053
Materials (0.8%):
Kolon Industries, Inc.	24,441	1,453
Korea Petrochemical Ind Co. Ltd.	3,934	564
LOTTE Fine Chemical Co. Ltd.	6,215	408
PI Advanced Materials Co. Ltd.	52,923	2,056
Poongsan Corp.	20,319	489
Soulbrain Co. Ltd.	1,528	330
		5,300
		106,944
Malaysia (1.0%):
Communication Services (0.1%):
Astro Malaysia Holdings Bhd	2,674,500	609
Consumer Discretionary (0.3%):
MR DIY Group M Bhd (c)	2,637,600	2,210
Financials (0.3%):
Public Bank Bhd	2,449,500	2,294
Information Technology (0.1%):
V.S. Industry Bhd	1,587,200	543
Real Estate (0.1%):
Eco World Development Group Bhd	3,406,400	679
Utilities (0.1%):
Mega First Corp. Bhd	456,100	380
		6,715
Mexico (3.8%):
Communication Services (0.4%):
America Movil SAB de CV, ADR	143,363	2,497
Megacable Holdings SAB de CV	91,904	255
		2,752
Consumer Discretionary (0.2%):
Alsea SAB de CV (a) (b)	962,119	1,647
Consumer Staples (0.3%):
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,160,100	1,822
Energy (0.1%):
Vista Oil & Gas SAB de CV, ADR (a)	110,889	557

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (1.3%):
Banco del Bajio SA (c)	228,525	$384
Grupo Financiero Banorte SAB de CV Class O	1,415,951	8,463
		8,847
Industrials (0.0%): (f)
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	185,087	277
Materials (1.1%):
Cemex SAB de CV, ADR (a)	453,727	2,790
Grupo Cementos de Chihuahua SAB de CV	128,734	898
Grupo Mexico SAB de CV Class B	790,709	3,309
		6,997
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV	1,126,230	1,925
Macquarie Mexico Real Estate Management SA de CV (c)	344,987	398
		2,323
		25,222
Netherlands (0.4%):
Communication Services (0.4%):
Yandex NV Class A (a)	40,882	2,941
Philippines (0.3%):
Financials (0.3%):
BDO Unibank, Inc.	741,760	1,823
Portugal (0.4%):
Energy (0.4%):
Galp Energia SGPS SA	246,695	2,315
Qatar (0.1%):
Energy (0.1%):
Qatar Gas Transport Co. Ltd.	469,533	425
Russian Federation (4.9%):
Communication Services (0.5%):
Mobile TeleSystems PJSC, ADR	388,672	3,113
Consumer Staples (0.3%):
Magnit PJSC	25,304	1,982
Energy (2.1%):
Gazprom PJSC	1,087,480	4,882
LUKOIL PJSC, ADR	64,795	5,713
Rosneft Oil Co. PJSC, GDR	434,783	3,274
		13,869
Financials (2.0%):
Moscow Exchange MICEX PJSC	153,080	313
Sberbank of Russia PJSC, ADR	329,652	5,575
Sberbank of Russia PJSC	1,755,012	7,492
		13,380
		32,344

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Saudi Arabia (1.0%):
Consumer Discretionary (0.4%):
Leejam Sports Co. JSC	92,289	$2,571
Financials (0.6%):
The Saudi National Bank	243,850	3,924
Health Care (0.0%): (f)
Mouwasat Medical Services Co.	9,067	411
		6,906
Singapore (0.4%):
Communication Services (0.4%):
Sea Ltd., ADR (a)	8,546	2,462
South Africa (2.2%):
Communication Services (0.5%):
MTN Group Ltd. (a)	322,298	3,253
Consumer Discretionary (0.0%): (f)
Truworths International Ltd.	112,656	353
Energy (0.1%):
Exxaro Resources Ltd.	39,936	381
Financials (0.9%):
Absa Group Ltd.	261,431	2,196
Capitec Bank Holdings Ltd.	22,631	2,598
Standard Bank Group Ltd.	163,072	1,325
		6,119
Industrials (0.1%):
KAP Industrial Holdings Ltd.	1,639,049	438
Materials (0.5%):
African Rainbow Minerals Ltd.	42,284	547
Impala Platinum Holdings Ltd.	211,823	2,654
		3,201
Real Estate (0.1%):
Redefine Properties Ltd. (a)	1,658,857	521
		14,266
Taiwan (12.8%):
Communication Services (0.1%):
International Games System Co. Ltd.	16,000	448
Consumer Discretionary (0.3%):
Fulgent Sun International Holding Co. Ltd.	103,000	363
Global PMX Co. Ltd.	81,000	526
KMC Kuei Meng International, Inc.	55,000	395
O-TA Precision Industry Co., Ltd.	65,000	360
Taiwan Paiho Ltd.	125,000	349
		1,993

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (1.1%):
CTBC Financial Holding Co. Ltd.	3,560,000	$3,117
King's Town Bank Co. Ltd.	356,000	514
Yuanta Financial Holding Co. Ltd.	3,979,640	3,382
		7,013
Health Care (0.3%):
Pegavision Corp.	128,000	2,078
Industrials (0.2%):
Chicony Power Technology Co. Ltd.	191,000	511
China Airlines Ltd. (a)	430,000	398
Evergreen Marine Corp. Ltd.	122,000	541
		1,450
Information Technology (10.3%):
Alchip Technologies, Ltd.	11,000	404
ASE Technology Holding Co. Ltd., ADR (b)	409,564	2,994
ASE Technology Holding Co. Ltd.	1,451,000	5,290
AU Optronics Corp.	475,000	342
Chipbond Technology Corp.	290,000	699
Compal Electronics, Inc.	456,000	379
E Ink Holdings, Inc.	169,000	765
Elite Material Co. Ltd.	82,000	825
Gigabyte Technology Co. Ltd.	176,000	860
Hon Hai Precision Industry Co. Ltd., GDR	391,875	2,881
Hon Hai Precision Industry Co. Ltd.	788,000	2,920
King Yuan Electronics Co. Ltd.	318,000	495
Kinsus Interconnect Technology Corp.	73,000	629
Lite-On Technology Corp.	195,000	422
Macronix International Co. Ltd.	277,000	420
MediaTek, Inc.	227,000	8,230
Parade Technologies Ltd.	15,000	1,143
Quanta Computer, Inc.	500,000	1,541
Radiant Opto-Electronics Corp.	131,000	452
Silicon Motion Technology Corp., ADR	95,468	6,590
Simplo Technology Co. Ltd.	44,000	518
Taiwan Semiconductor Manufacturing Co. Ltd.	1,254,000	26,675
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,798	1,382
Tong Hsing Electronic Industries Ltd.	80,000	877
		67,733
Materials (0.5%):
Cheng Loong Corp.	384,000	468
China General Plastics Corp.	557,550	675
Formosa Plastics Corp.	642,000	2,355
		3,498
		84,213

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Thailand (2.5%):
Consumer Discretionary (0.0%): (f)
Sri Trang Agro-Industry PCL	354,100	$312
Energy (0.4%):
PTT PCL	2,222,500	2,331
Financials (0.5%):
Thanachart Capital PCL	332,600	347
The Siam Commercial Bank PCL	848,200	3,063
		3,410
Health Care (0.5%):
Chularat Hospital PCL	4,657,900	535
Mega Lifesciences PCL	1,666,200	2,613
		3,148
Information Technology (0.1%):
Hana Microelectronics PCL Class R	239,700	664
Materials (0.5%):
Indorama Ventures PCL	1,728,800	2,008
The Siam Cement PCL (d)	135,000	1,507
		3,515
Real Estate (0.4%):
AP Thailand PCL	8,490,300	2,190
Origin Property PCL	1,583,500	493
		2,683
Utilities (0.1%):
Gunkul Engineering PCL	2,554,600	343
		16,406
Turkey (1.1%):
Communication Services (0.3%):
Turk Telekomunikasyon A/S	3,004,581	2,171
Consumer Discretionary (0.1%):
Arcelik A/S (b)	151,931	488
Consumer Staples (0.1%):
Coca-Cola Icecek A/S	78,338	503
Industrials (0.6%):
KOC Holding AS	726,368	1,495
Tekfen Holding A/S	187,310	258
Turkiye Sise ve Cam Fabrikalari A/S	2,328,723	2,123
		3,876
Utilities (0.0%): (f)
Enerjisa Enerji A/S (c)	336,642	328
		7,366

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Arab Emirates (0.1%):
Real Estate (0.1%):
Emaar Development PJSC (a)	444,114	$553
United Kingdom (1.0%):
Consumer Staples (0.5%):
Unilever PLC	59,536	3,064
Materials (0.5%):
Anglo American PLC	92,866	3,418
		6,482
Total Common Stocks (Cost $519,368)		644,632
Rights (0.0%)
Thailand (0.0%):
Real Estate (0.0%):
Origin Property PCL Expires 12/10/21 (a) (d) (e)	22,327	—
Total Rights (Cost $—)		—
Exchange-Traded Funds (0.0%) (f)
United States (0.0%):
iShares MSCI Emerging Markets Small-Cap ETF	3,057	183
Total Exchange-Traded Funds (Cost $169)		183
Collateral for Securities Loaned^ (0.7%)
United States (0.7%):
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (g)	1,154,559	1,155
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (g)	2,314,207	2,314
HSBC U.S. Government Money Market Fund I Shares, 0.03% (g)	1,303,958	1,304
Total Collateral for Securities Loaned (Cost $4,773)		4,773
Total Investments (Cost $524,310) — 98.4%		649,588
Other assets in excess of liabilities — 1.6%		10,470
NET ASSETS — 100.00%		$660,058

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2021, the fair value of these securities was $33,625 (thousands) and amounted to 5.1% of net assets.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2021, illiquid securities were 0.2% of net assets.

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2021

  (Unaudited)

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of November 30, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(f)  Amount represents less than 0.05% of net assets.

(g)  Rate disclosed is the daily yield on November 30, 2021.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Emerging Markets Fund
Assets:
Investments, at value (Cost $524,310)	$649,588	(a)
Foreign currency, at value (Cost $364)	379
Cash	16,731
Receivables:
Interest and dividends	280
Capital shares issued	95
Investments sold	249
Reclaims	49
From Adviser	26
Prepaid expenses	32
Total Assets	667,429
Liabilities:
Payables:
Collateral received on loaned securities	4,773
Capital shares redeemed	195
Accrued foreign capital gains taxes	1,531
Accrued expenses and other payables:
Investment advisory fees	543
Administration fees	70
Custodian fees	64
Transfer agent fees	84
Compliance fees	—	(b)
12b-1 fees	—	(b)
Other accrued expenses	111
Total Liabilities	7,371
Net Assets:
Capital	547,408
Total accumulated earnings/(loss)	112,650
Net Assets	$660,058
Net Assets
Fund Shares	$311,749
Institutional Shares	348,193
Class A	116
Total	$660,058
Shares (unlimited number of shares authorized with no par value):
Fund Shares	14,522
Institutional Shares	16,229
Class A	5
Total	30,756
Net asset value, offering and redemption price per share: (c)
Fund Shares	$21.47
Institutional Shares	$21.45
Class A	$21.48
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$22.79

(a)  Includes $4,465 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Emerging Markets Fund
Investment Income:
Dividends	$10,205
Interest	— (a)
Securities lending (net of fees)	31
Foreign tax withholding	(940)
Total Income	9,296
Expenses:
Investment advisory fees	3,490
Administration fees — Fund Shares	261
Administration fees — Institutional Shares	187
Administration fees — Class A	— (a)
Sub-Administration fees	29
12b-1 fees — Class A	— (a)
Custodian fees	213
Transfer agent fees — Fund Shares	342
Transfer agent fees — Institutional Shares	187
Transfer agent fees — Class A	— (a)
Trustees' fees	24
Compliance fees	2
Legal and audit fees	57
State registration and filing fees	26
Interfund lending fees	— (a)
Other expenses	71
Total Expenses	4,889
Expenses waived/reimbursed by Adviser	(61)
Net Expenses	4,828
Net Investment Income (Loss)	4,468
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	31,341
Foreign taxes on realized gains	(583)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency transactions	(133,429)
Net change in accrued foreign taxes on unrealized gains	381
Net realized/unrealized gains (losses) on investments	(102,290)
Change in net assets resulting from operations	$(97,822)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Emerging Markets Fund
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$4,468	$6,334
Net realized gains (losses) from investments	30,758	106,033
Net change in unrealized appreciation/depreciation on investments	(133,048)	195,626
Change in net assets resulting from operations	(97,822)	307,993
Distributions to Shareholders:
Fund Shares	—	(3,653)
Institutional Shares	—	(4,890)
Class A	—	(53)
Change in net assets resulting from distributions to shareholders	—	(8,596)
Change in net assets resulting from capital transactions	(15,299)	(139,789)
Change in net assets	(113,121)	159,608
Net Assets:
Beginning of period	773,179	613,571
End of period	$660,058	$773,179
Capital Transactions:
Fund Shares
Proceeds from shares issued	$11,579	$26,675
Distributions reinvested	—	3,610
Cost of shares redeemed	(25,323)	(77,583)
Total Fund Shares	$(13,744)	$(47,298)
Institutional Shares
Proceeds from shares issued	$20,873	$11,577
Distributions reinvested	—	4,886
Cost of shares redeemed	(22,414)	(102,386)
Total Institutional Shares	$(1,541)	$(85,923)
Class A
Proceeds from shares issued	$— (a)	$4,791
Distributions reinvested	—	1
Cost of shares redeemed	(14)	(11,360)
Total Class A	$(14)	$(6,568)
Change in net assets resulting from capital transactions	$(15,299)	$(139,789)

(a)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

19

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Emerging Markets Fund
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Share Transactions:
Fund Shares
Issued	495	1,211
Reinvested	—	167
Redeemed	(1,085)	(3,708)
Total Fund Shares	(590)	(2,330)
Institutional Shares
Issued	904	537
Reinvested	—	227
Redeemed	(939)	(4,773)
Total Institutional Shares	(35)	(4,009)
Class A
Issued	— (b)	278
Reinvested	—	— (b)
Redeemed	(1)	(551)
Total Class A	(1)	(273)
Change in Shares	(626)	(6,612)

(b)  Rounds to less than 1,000 shares.

See notes to financial statements.

20

This page is intentionally left blank.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Emerging Markets Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	$24.66	0.14	(e)	(3.33)	(3.19)	—	—
Year Ended Mary 31: 2021	$16.16	0.16	(e)	8.57	8.73	(0.23)	(0.23)
2020	$17.14	0.25	(e)	(1.17)	(0.92)	(0.06)	(0.06)
2019	$18.84	0.17		(1.67)	(1.50)	(0.20)	(0.20)
2018	$17.60	0.16		1.15	1.31	(0.07)	(0.07)
2017	$14.24	0.07		3.43	3.50	(0.14)	(0.14)
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	$24.62	0.15	(e)	(3.32)	(3.17)	—	—
Year Ended May 31: 2021	$16.14	0.20	(e)	8.55	8.75	(0.27)	(0.27)
2020	$17.10	0.29	(e)	(1.17)	(0.88)	(0.08)	(0.08)
2019	$18.79	0.18		(1.62)	(1.44)	(0.25)	(0.25)
2018	$17.55	0.20		1.14	1.34	(0.10)	(0.10)
2017	$14.21	0.12	(e)	3.40	3.52	(0.18)	(0.18)
Class A
Six Months Ended November 30, 2021 (Unaudited)	$24.58	0.24	(e)	(3.34)	(3.10)	—	—
Year Ended May 31: 2021	$16.08	0.07	(e)	8.62	8.69	(0.19)	(0.19)
2020	$17.08	0.20	(e)	(1.16)	(0.96)	(0.04)	(0.04)
2019	$18.76	0.10		(1.62)	(1.52)	(0.16)	(0.16)
2018	$17.55	0.12		1.13	1.25	(0.04)	(0.04)
2017	$14.20	0.05		3.42	3.47	(0.12)	(0.12)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Emerging Markets Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	$21.47	(12.94)%	1.43%		1.16%	1.43%	$311,749	27%
Year Ended Mary 31: 2021	$24.66	54.25%	1.45%		0.77%	1.47%	$372,624	73	%(f)
2020	$16.16	(5.41)%	1.48%		1.44%	1.54%	$281,937	124	%(g)
2019	$17.14	(7.86)%	1.48%		1.02%	1.48%	$340,465	68%
2018	$18.84	7.41%	1.46%		0.86%	1.46%	$402,401	59%
2017	$17.60	24.70%	1.51%		0.50%	1.51%	$374,130	45%
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	$21.45	(12.88)%	1.26%		1.31%	1.28%	$348,193	27%
Year Ended May 31: 2021	$24.62	54.46%	1.26%		0.96%	1.29%	$400,408	73	%(f)
2020	$16.14	(5.17)%	1.29%		1.67%	1.33%	$327,156	124	%(g)
2019	$17.10	(7.58)%	1.25%		1.24%	1.25%	$491,978	68%
2018	$18.79	7.62%	1.28%		1.09%	1.28%	$596,185	59%
2017	$17.55	24.93%	1.29%		0.75%	1.29%	$585,468	45%
Class A
Six Months Ended November 30, 2021 (Unaudited)	$21.48	(12.61)%	0.69%		2.03%	12.34%	$116	27%
Year Ended May 31: 2021	$24.58	54.22%	1.72%		0.36%	1.98%	$147	73	%(f)
2020	$16.08	(5.65)%	1.75%		1.13%	1.76%	$4,478	124	%(g)
2019	$17.08	(8.07)%	1.75%		0.73%	1.79%	$4,745	68%
2018	$18.76	7.09%	1.72	%(h)	0.61%	1.81%	$5,186	59%
2017	$17.55	24.53%	1.66	%(i)	0.35%	1.87%	$4,864	45%

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018 and 2017. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(e)  Per share net investment income (loss) has been calculated using the average daily share method.

(f)  Reflects a return to normal trading levels after a prior year transition.

(g)  Reflects increased trading activity due to current year transition or asset allocation shift.

(h)  Prior to October 1, 2017, USAA Asset Management Company (AMCO) (previous Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.65% of the Class A shares' average daily net assets.

(i)  Prior to October 1, 2016, AMCO voluntarily agreed to limit the annual expenses of Class A to 1.75% of the Class A shares' average daily net assets.

See notes to financial statements.

23

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Emerging Markets Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$157,164	$487,468	$—	(a)	$644,632
Rights	—	—	—	(a)	—
Exchange-Traded Funds	183	—	—		183
Collateral for Securities Loaned	4,773	—	—		4,773
Total	$162,120	$487,468	$—		$649,588

(a)  Zero market value security.

As of November 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy. For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2021, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$4,465	$—	$4,773

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$187,855	$200,447

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of November 30, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.4
USAA Cornerstone Equity Fund	1.7

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Emerging Markets Fund Index. The Lipper Emerging Markets Fund Index tracks the total return performance of the largest funds within the Lipper Emerging Markets Fund category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Fund Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2021 to November 30, 2021, performance adjustments were $(56), $(64) and $(1) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were (0.03)%, (0.03)%, and (1.06)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into an Investment Subadvisory Agreement with Lazard Asset Management LLC ("Lazard"), under which Lazard directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the of the Fund Shares, of the Institutional Shares and of the Class A, respectively. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the year ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, up to an annual rate of 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended November 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended November 30, 2021, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

November 30, 2021, the expense limits (excluding voluntary waivers) were 1.48%, 1.29%, and 1.75% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of November 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at November 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$345	$215	$61	$621

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending fees.

The average borrowing or lending for the days outstanding and average interest rate for the Fund that utilized this Facility during the six months ended November 30, 2021, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,063	1	0.55%	$1,063

*  For the six months ended November 30, 2021, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Total
$43,301	$43,301

33

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
Fund Shares	$1,000.00	$870.60	$1,017.90	$6.71	$7.23	1.43%
Institutional Shares	1,000.00	871.20	1,018.75	5.91	6.38	1.26%
Class A	1,000.00	873.90	1,021.61	3.24	3.50	0.69%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year)

34

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593,

Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

25559-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Precious Metals and Minerals Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	21
Proxy Voting and Portfolio Holdings Information	21
Expense Examples	21
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust
USAA Precious Metals and Minerals Fund  November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

Top 10 Equity Holdings*:

November 30, 2021

(% of Net Assets)

Newmont Corp.	11.7%
Barrick Gold Corp.	8.5%
Franco-Nevada Corp.	6.1%
Kirkland Lake Gold Ltd.	4.2%
Wheaton Precious Metals Corp.	4.2%
Kinross Gold Corp.	3.9%
B2Gold Corp.	3.6%
Agnico Eagle Mines Ltd.	3.6%
Newcrest Mining Ltd.	3.6%
Gold Fields Ltd., ADR	3.1%

Portfolio Composition*:

November 30, 2021

(% of Net Assets)

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

(a)  Percentage is less than 0.05%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Metals & Mining (99.8%):
Agnico Eagle Mines Ltd.	431,673	$21,497
Alamos Gold, Inc. (a)	1,064,184	8,140
Aneka Tambang Tbk	27,567,500	4,428
AngloGold Ashanti Ltd.	760,198	16,502
Argonaut Gold, Inc. (b)	655,200	1,795
B2Gold Corp. (a)	5,459,170	21,626
Barrick Gold Corp.	2,673,456	50,769
Centamin PLC	4,216,310	5,381
Centerra Gold, Inc. (a)	1,499,019	11,032
Cia de Minas Buenaventura SAA, ADR (a) (b)	68,157	498
Coeur Mining, Inc. (b)	773,583	4,332
De Grey Mining, Ltd. (b)	1,771,859	1,522
Dundee Precious Metals, Inc.	1,781,264	11,338
Eldorado Gold Corp. (b)	640,839	5,755
Endeavour Mining PLC (a)	544,418	12,774
Equinox Gold Corp. (b)	68,782	487
Evolution Mining Ltd.	4,178,674	12,002
Franco-Nevada Corp.	267,224	36,649
Gold Fields Ltd., ADR	1,606,199	18,214
Gold Resource Corp.	202,002	388
Gold Road Resources Ltd.	548,139	568
Golden Star Resources Ltd. (b)	431,348	1,618
Great Basin Gold Ltd. (b) (c) (d)	8,566,400	—	(e)
Great Basin Gold Ltd. (b) (c) (d)	6,500,000	—	(e)
Harmony Gold Mining Co. Ltd. (a)	1,463,504	6,297
IAMGOLD Corp. (b)	1,265,194	3,909
IAMGOLD Corp. (a) (b)	411,532	1,266
K92 Mining, Inc. (b)	483,061	2,799
Karora Resources, Inc. (b)	419,439	1,350
Kinross Gold Corp.	3,928,329	23,374
Kirkland Lake Gold Ltd.	639,234	25,278
Koza Altin Isletmeleri A/S (b)	298,319	2,824
Lundin Gold, Inc. (b)	78,200	637
Nautilus Minerals, Inc. (b) (c) (d)	5,757,622	—	(e)
New Gold, Inc. (a) (b)	1,183,000	1,723
Newcrest Mining Ltd.	1,259,625	21,205
Newmont Corp.	1,267,934	69,635
Northern Star Mining Corp. (b) (c) (d)	375,000	—
Northern Star Resources Ltd.	1,656,343	11,144
Novagold Resources, Inc. (a) (b)	274,390	1,860
OceanaGold Corp. (b)	2,161,448	3,926
Osisko Gold Royalties Ltd.	303,400	3,708
Perseus Mining Ltd. (b) (d)	4,838,138	5,530
Polymetal International PLC	613,760	11,197
Polyus PJSC (h)	62,088	12,166
Pretium Resources, Inc. (b)	558,375	7,532
Ramelius Resources Ltd.	4,425,457	4,999
Regis Resources Ltd.	2,733,555	3,507
See notes to financial statements.

3

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Resolute Mining Ltd. (a) (b)	490,758	$124
Royal Gold, Inc.	155,900	15,595
Sandstorm Gold Ltd. (a) (b)	1,079,600	6,686
Shandong Gold Mining Co. Ltd. Class H (a) (f)	1,656,200	2,973
Silver Lake Resources Ltd. (a) (b)	4,268,850	5,050
SSR Mining, Inc. (a)	803,122	14,593
St Barbara Ltd.	3,096,281	2,979
Torex Gold Resources, Inc. (b)	946,862	10,371
Victoria Gold Corp. (b)	112,390	1,416
Wesdome Gold Mines Ltd. (b)	639,921	6,262
West African Resources, Ltd. (b)	1,930,796	1,796
Wheaton Precious Metals Corp. (a)	604,258	25,272
Yamana Gold, Inc.	3,023,400	12,094
Yamana Gold, Inc. (a)	960,249	3,834
Zhaojin Mining Industry Co. Ltd. Class H (a)	2,609,000	2,723
Zijin Mining Group Co. Ltd. Class H	8,206,000	10,902
		595,851
Total Common Stocks (Cost $454,988)		595,851
Rights (0.0%)
Materials (0.0%):
Chalice Mining, Ltd. (b) (c)	71,841	—
Total Rights (Cost $—)		—
Collateral for Securities Loaned^ (6.5%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (g)	26,714,982	26,715
HSBC U.S. Government Money Market Fund I Shares, 0.03% (g)	12,275,783	12,276
Total Collateral for Securities Loaned (Cost $38,991)		38,991
Total Investments (Cost $493,979) — 106.3%		634,842
Liabilities in excess of other assets — (6.3)%		(37,815)
NET ASSETS — 100.00%		$597,027

At November 30, 2021, the Fund's investments in foreign securities were 84.4% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of November 30, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At November 30, 2021, illiquid securities were 0.9% of the Fund's net assets.

(e)  Rounds to less than $1 thousand.

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments — continued November 30, 2021

  (Unaudited)

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2021, the fair value of these securities was $2,973 (thousands) and amounted to 0.5% of net assets.

(g)  Rate disclosed is the daily yield on November 30, 2021.

(h)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 2.0% of net assets as of November 30, 2021. (See Note 2 in the Notes to Financial Statements)

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Precious Metals and Minerals Fund
Assets:
Investments, at value (Cost $493,979)	$634,842	(a)
Foreign currency, at value (Cost $45)	45
Cash	1,842
Receivables:
Interest and dividends	979
Capital shares issued	249
Investments sold	537
From Adviser	4
Prepaid expenses	32
Total Assets	638,530
Liabilities:
Payables:
Collateral received on loaned securities	38,991
Investments purchased	246
Capital shares redeemed	759
Accrued foreign capital gains taxes	877
Accrued expenses and other payables:
Investment advisory fees	363
Administration fees	76
Custodian fees	18
Transfer agent fees	102
Compliance fees	—	(b)
12b-1 fees	3
Other accrued expenses	68
Total Liabilities	41,503
Net Assets:
Capital	1,218,758
Total accumulated earnings/(loss)	(621,731)
Net Assets	$597,027
Net Assets
Fund Shares	$553,083
Institutional Shares	20,171
Class A	23,773
Total	$597,027
Shares (unlimited number of shares authorized with no par value):
Fund Shares	29,861
Institutional Shares	1,065
Class A	1,301
Total	32,227
Net asset value, offering and redemption price per share: (c)
Fund Shares	$18.52
Institutional Shares	$18.93
Class A	$18.28
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$19.40

(a)  Includes $36,383 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Precious Metals and Minerals Fund
Investment Income:
Dividends	$8,281
Securities lending (net of fees)	85
Foreign tax withholding	(927)
Total Income	7,439
Expenses:
Investment advisory fees	2,260
Administration fees — Fund Shares	441
Administration fees — Institutional Shares	11
Administration fees — Class A	18
Sub-Administration fees	12
12b-1 fees — Class A	29
Custodian fees	39
Transfer agent fees — Fund Shares	561
Transfer agent fees — Institutional Shares	11
Transfer agent fees — Class A	12
Trustees' fees	24
Compliance fees	2
Legal and audit fees	36
State registration and filing fees	28
Interest fees	— (a)
Other expenses	65
Total Expenses	3,549
Expenses waived/reimbursed by Adviser	(13)
Net Expenses	3,536
Net Investment Income (Loss)	3,903
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	6,754
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(145,128)
Net realized/unrealized gains (losses) on investments	(138,374)
Change in net assets resulting from operations	$(134,471)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Precious Metals and Minerals Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$3,903	$3,056
Net realized gains (losses) from investments	6,754	54,050
Net change in unrealized appreciation/depreciation on investments	(145,128)	55,454
Change in net assets resulting from operations	(134,471)	112,560
Distributions to Shareholders:
Fund Shares	—	(302)
Institutional Shares	—	(40)
Change in net assets resulting from distributions to shareholders	—	(342)
Change in net assets resulting from capital transactions	(19,091)	(72,907)
Change in net assets	(153,562)	39,311
Net Assets:
Beginning of period	750,589	711,278
End of period	$597,027	$750,589
Capital Transactions:
Fund Shares
Proceeds from shares issued	$27,025	$104,788
Distributions reinvested	—	294
Cost of shares redeemed	(47,024)	(172,453)
Total Fund Shares	$(19,999)	$(67,371)
Institutional Shares
Proceeds from shares issued	$462	$4,482
Distributions reinvested	—	37
Cost of shares redeemed	(1,814)	(3,514)
Total Institutional Shares	$(1,352)	$1,005
Class A
Proceeds from shares issued	$6,617	$37,689
Cost of shares redeemed	(4,357)	(44,230)
Total Class A	$2,260	$(6,541)
Change in net assets resulting from capital transactions	$(19,091)	$(72,907)
Share Transactions:
Fund Shares
Issued	1,395	4,879
Reinvested	—	14
Redeemed	(2,457)	(8,129)
Total Fund Shares	(1,062)	(3,236)
Institutional Shares
Issued	25	194
Reinvested	—	2
Redeemed	(102)	(160)
Total Institutional Shares	(77)	36
Class A
Issued	346	1,864
Redeemed	(224)	(2,183)
Total Class A	122	(319)
Change in Shares	(1,017)	(3,519)

See notes to financial statements.

8

This page is intentionally left blank.

9

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Precious Metals and Minerals Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	$22.57	0.12	(d)	(4.17)	(4.05)	—	—
Year Ended May 31:
2021	$19.34	0.09	(d)	3.15	3.24	(0.01)	(0.01)
2020	$12.16	(0.04	)(d)	7.22	7.18	—	—
2019	$12.87	(0.03	)(d)	(0.68)	(0.71)	—	—
2018	$12.93	(0.05	)(d)	(0.01)	(0.06)	—	—
2017	$13.90	0.14		(0.60)	(0.46)	(0.51)	(0.51)
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	$23.06	0.14	(d)	(4.27)	(4.13)	—	—
Year Ended May 31:
2021	$19.76	0.12	(d)	3.22	3.34	(0.04)	(0.04)
2020	$12.40	(0.01	)(d)	7.37	7.36	—	—
2019	$13.06	0.01	(d)	(0.67)	(0.66)	—	—
2018	$13.07	(0.01	)(d)	— (g)	(0.01)	—	—
2017	$13.98	0.07	(d)	(0.47)	(0.40)	(0.51)	(0.51)
Class A
Six Months Ended November 30, 2021 (Unaudited)	$22.29	0.10	(d)	(4.11)	(4.01)	—	—
Year Ended May 31:
2021	$19.13	0.04	(d)	3.12	3.16	—	—
2020	$12.04	(0.05	)(d)	7.14	7.09	—	—
2019	$12.74	(0.03	)(d)	(0.67)	(0.70)	—	—
2018	$12.82	0.16		(0.24)	(0.08)	—	—
2017	$13.79	0.04		(0.50)	(0.46)	(0.51)	(0.51)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Precious Metals and Minerals Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	—		$18.52	(17.94)%	1.12%		1.24%	1.12%	$553,083	3%
Year Ended May 31:
2021	—		$22.57	16.69%	1.12%		0.41%	1.12%	$697,969	7%
2020	—		$19.34	59.13%	1.19%		(0.25)%	1.19%	$660,770	47	%(e)
2019	—		$12.16	(5.52)%	1.31%		(0.22)%	1.31%	$468,208	7%
2018	—		$12.87	(0.46)%	1.23%		(0.36)%	1.23%	$540,952	13%
2017	—		$12.93	(2.68)%	1.22%		0.02%	1.22%	$585,515	14%
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	—		$18.93	(17.91)%	0.96%		1.41%	1.04%	$20,171	3%
Year Ended May 31:
2021	—		$23.06	16.90%	0.99%		0.55%	1.05%	$26,338	7%
2020	—		$19.76	59.35%	1.00%		(0.05)%	1.06%	$21,855	47	%(e)
2019	—		$12.40	(5.05)%	1.00	%(f)	0.12%	1.19%	$21,327	7%
2018	—		$13.06	(0.08)%	0.89%		(0.07)%	0.89%	$3,632	13%
2017	—		$13.07	(2.23)%	0.76%		0.46%	0.76%	$2,893	14%
Class A
Six Months Ended November 30, 2021 (Unaudited)	—		$18.28	(17.99)%	1.30%		1.00%	1.34%	$23,773	3%
Year Ended May 31:
2021	—		$22.29	16.52%	1.31%		0.21%	1.34%	$26,282	7%
2020	—		$19.13	58.89%	1.27%		(0.32)%	1.27%	$28,653	47	%(e)
2019	—		$12.04	(5.49)%	1.38%		(0.27)%	1.38%	$17,744	7%
2018	—	(g)	$12.74	(0.62)%	1.30%		(0.43)%	1.30%	$16,881	13%
2017	—	(g)	$12.82	(2.68)%	1.30%		(0.04)%	1.30%	$18,309	14%

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Effective June 6, 2018, USAA Asset Management Company ("AMCO") (previous Adviser) has voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares' average daily net assets.

(g)  Amount is less than $0.005 per share.

See notes to financial statements.

11

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Precious Metals and Minerals Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as non-diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$583,685	$12,166	$—	(a)	$595,851
Rights	—	—	—	(a)	—
Collateral for Securities Loaned	38,991	—	—		38,991
Total	$622,676	$12,166	$—		$634,842

(a)  Zero market value security.

As of November 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy. For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2021, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund are not expected to reoccur on a consistent basis. Class action litigation income received by the Fund for the six months ended November 30, 2021, amounted to $753 (amount in thousands) and is reflected on the Statement of Operations within Net realized gains (losses) from investment securities and foreign currency translations.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$36,383	$—	$38,991

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$19,514	$31,964

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of November 30, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.2
USAA Cornerstone Equity Fund	0.1
USAA Target Retirement Income Fund	0.4
USAA Target Retirement 2030 Fund	0.8
USAA Target Retirement 2040 Fund	0.9
USAA Target Retirement 2050 Fund	0.5
USAA Target Retirement 2060 Fund	0.1

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the largest funds within the Lipper Precious Metals Equity Funds category.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2021 to November 30, 2021, performance adjustments were $(105), $(4) and $(5) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were (0.04)%, (0.04)%, and (0.04)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the of the Fund Shares, of the Institutional Shares, and of the Class A, respectively. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, up to an annual rate of 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended November 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended November 30, 2021, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limits (excluding voluntary waivers) were 1.27%, 1.00%, and 1.34% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of November 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at November 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$12	$23	$13	$48

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2021.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$9,939	$750,642	$760,581

20

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
Fund Shares	$1,000.00	$820.60	$1,019.45	$5.11	$5.67	$1.12%
Institutional Shares	1,000.00	820.90	1,020.26	4.38	4.86	0.96%
Class A	1,000.00	820.10	1,018.55	5.93	6.58	1.30%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

21

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23408-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA International Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	28
Notes to Financial Statements	32
Supplemental Information	42
Proxy Voting and Portfolio Holdings Information	42
Expense Examples	42
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA International Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation.

Top 10 Sectors:

November 30, 2021

(% of Net Assets)

Financials	17.3%
Industrials	15.9%
Health Care	11.8%
Information Technology	11.2%
Consumer Discretionary	11.3%
Consumer Staples	7.2%
Materials	6.3%
Communication Services	6.1%
Energy	5.2%
Utilities	3.0%

Country Allocation:

November 30, 2021

(% of Net Assets)

*  Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Argentina (0.0%): (a)
Energy (0.0%):
YPF SA, ADR (b)	99,984	$358
Australia (4.7%):
Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd.	588,746	18,295
Lovisa Holdings Ltd.	226,325	3,291
PWR Holdings Ltd.	632,898	4,011
		25,597
Consumer Staples (0.0%): (a)
Select Harvests Ltd.	302,733	1,406
Energy (0.1%):
Santos Ltd.	306,116	1,380
Woodside Petroleum Ltd.	120,151	1,823
		3,203
Financials (0.8%):
Australia & New Zealand Banking Group Ltd.	186,841	3,531
Macquarie Group Ltd.	152,897	21,288
		24,819
Health Care (0.9%):
CSL Ltd.	103,646	22,532
Nanosonics Ltd. (b)	435,857	1,680
Sonic Healthcare Ltd.	71,012	2,146
		26,358
Industrials (0.3%):
Austal Ltd.	1,436,152	1,860
IPH Ltd.	420,261	2,667
Johns Lyng Group Ltd.	867,380	4,581
		9,108
Information Technology (0.1%):
Bravura Solutions Ltd.	722,992	1,302
Infomedia Ltd.	1,535,148	1,601
		2,903
Materials (0.9%):
BHP Group Ltd. (c)	700,950	19,632
Ramelius Resources Ltd.	3,048,308	3,423
Rio Tinto Ltd.	35,538	2,358
		25,413

See notes to financial statements.

3

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.7%):
Charter Hall Group	195,354	$2,653
Scentre Group	6,845,355	14,979
Stockland	726,692	2,243
		19,875
		138,682
Austria (0.2%):
Financials (0.2%):
Erste Group Bank AG	73,709	3,229
Raiffeisen Bank International AG	60,654	1,804
		5,033
Industrials (0.0%): (a)
ANDRITZ AG	40,878	1,951
		6,984
Belgium (0.7%):
Financials (0.2%):
Ageas SA	73,531	3,802
KBC Group NV	23,088	1,938
		5,740
Information Technology (0.5%):
Melexis NV	132,095	15,380
		21,120
Brazil (0.5%):
Communication Services (0.1%):
Telefonica Brasil SA	257,731	2,306
Consumer Staples (0.1%):
Sendas Distribuidora SA	653,707	1,483
Energy (0.1%):
Petro Rio SA (b)	677,200	2,444
Ultrapar Participacoes SA	347,048	891
		3,335
Financials (0.1%):
Banco Santander Brasil SA	451,500	2,648
Utilities (0.1%):
Cia de Saneamento Basico do Estado de Sao Paulo	436,957	2,618
Cia Energetica de Minas Gerais Preference Shares	745,300	1,743
		4,361
		14,133
Canada (1.8%):
Energy (0.4%):
ARC Resources Ltd. (c)	176,289	1,547
Cameco Corp.	88,258	2,059
Ovintiv, Inc.	47,249	1,641

See notes to financial statements.

4

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Parex Resources, Inc.	190,104	$3,048
Suncor Energy, Inc.	79,940	1,948
Tourmaline Oil Corp.	53,099	1,767
		12,010
Financials (0.6%):
Bank of Montreal	31,456	3,276
iA Financial Corp., Inc.	49,894	2,651
IGM Financial, Inc.	84,075	3,039
National Bank of Canada	54,743	4,255
Sun Life Financial, Inc.	67,579	3,589
		16,810
Industrials (0.2%):
Finning International, Inc.	70,479	1,796
Savaria Corp. (c)	174,865	2,541
TFI International, Inc.	21,503	2,135
		6,472
Information Technology (0.1%):
Quarterhill, Inc.	855,238	1,734
Materials (0.5%):
Barrick Gold Corp. (c)	180,522	3,431
Kinross Gold Corp.	400,451	2,383
Nutrien Ltd.	36,634	2,429
Teck Resources Ltd. Class B	73,388	1,946
Wesdome Gold Mines Ltd. (b)	288,239	2,821
West Fraser Timber Co. Ltd.	27,880	2,293
		15,303
		52,329
China (2.2%):
Communication Services (0.6%):
Focus Media Information Technology Co. Ltd. Class A	2,947,905	3,284
Tencent Holdings Ltd.	270,500	15,776
		19,060
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd., ADR (b)	12,706	1,620
BYD Co. Ltd. Class H	57,500	2,262
Dongfeng Motor Group Co. Ltd. Class H	4,128,573	3,833
Haier Smart Home Co. Ltd. Class H	663,973	2,478
JD.com, Inc., ADR (b)	20,810	1,750
Li Ning Co. Ltd.	145,500	1,646
Zhongsheng Group Holdings Ltd.	479,000	3,923
		17,512
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp.	1,166,000	2,253

See notes to financial statements.

5

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.5%):
Bank of China Ltd. Class H	5,783,000	$2,008
China Construction Bank Corp. Class H	2,760,000	1,799
China Merchants Bank Co. Ltd. Class H	774,000	5,996
Huatai Securities Co. Ltd. Class H (d)	1,586,200	2,273
New China Life Insurance Co. Ltd. Class H	615,500	1,644
		13,720
Health Care (0.1%):
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	418,000	2,160
Industrials (0.1%):
China Railway Group Ltd. Class H	4,164,000	1,980
COSCO SHIPPING Holdings Co. Ltd. Class H (b) (c)	1,028,700	1,753
		3,733
Materials (0.1%):
Anhui Conch Cement Co. Ltd. Class H	682,500	3,107
Utilities (0.1%):
China Longyuan Power Group Corp. Ltd. Class H	976,000	1,995
		63,540
Denmark (1.2%):
Consumer Discretionary (0.1%):
Pandora A/S	15,113	1,881
TCM Group A/S	93,642	2,285
		4,166
Consumer Staples (0.6%):
Carlsberg A/S Class B	17,814	2,767
Royal Unibrew A/S	135,162	14,407
		17,174
Health Care (0.1%):
Novo Nordisk A/S Class B	41,687	4,463
Industrials (0.3%):
AP Moller — Maersk A/S Class B	1,198	3,607
INVISIO AB	188,153	3,261
Per Aarsleff Holding A/S	44,295	1,868
		8,736
Utilities (0.1%):
Orsted A/S (d)	12,022	1,546
		36,085
Finland (0.4%):
Health Care (0.1%):
Revenio Group Oyj	64,563	4,112
Industrials (0.1%):
Metso Outotec Oyj	260,234	2,622

See notes to financial statements.

6

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.2%):
Nokia Oyj (b)	1,010,236	$5,662
		12,396
France (8.4%):
Communication Services (0.2%):
Orange SA	356,334	3,830
Publicis Groupe SA	44,617	2,887
		6,717
Consumer Discretionary (2.5%):
La Francaise des Jeux SAEM (d)	369,736	17,123
LVMH Moet Hennessy Louis Vuitton SE	67,257	52,294
Renault SA (b)	69,243	2,228
		71,645
Consumer Staples (0.2%):
Carrefour SA	164,448	2,720
Pernod Ricard SA (c)	15,460	3,547
		6,267
Energy (0.6%):
Gaztransport Et Technigaz SA	54,765	4,393
TotalEnergies SE	311,676	14,340
		18,733
Financials (0.9%):
Amundi SA (d)	18,533	1,541
AXA SA	314,854	8,654
BNP Paribas SA	152,351	9,468
SCOR SE	70,727	2,220
Societe Generale SA	172,592	5,370
		27,253
Health Care (0.3%):
Korian SA	1	—	(e)
Pharmagest Interactive	24,859	2,409
Sanofi	26,361	2,506
Sartorius Stedim Biotech	3,254	1,921
Vetoquinol SA	20,263	3,029
		9,865
Industrials (1.1%):
Cie de Saint-Gobain	170,107	10,789
Dassault Aviation SA	16,650	1,578
Eiffage SA	17,323	1,613
Rexel SA	111,379	2,042
Safran SA	87,954	9,823
Teleperformance	4,940	2,032
Thermador Groupe	38,551	4,090
		31,967

See notes to financial statements.

7

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (1.5%):
Capgemini SE	144,831	$33,434
Edenred	35,055	1,568
Esker SA	12,820	5,041
Lectra	80,344	3,509
MGI Digital Graphic Technology (b) (c)	34,869	1,370
		44,922
Materials (0.8%):
Arkema SA	176,130	23,093
Utilities (0.3%):
Engie SA	502,166	7,264
		247,726
Germany (7.3%):
Communication Services (0.1%):
Deutsche Telekom AG	206,299	3,633
Consumer Discretionary (1.0%):
Ceconomy AG (b)	229,825	912
Continental AG (b)	31,255	3,342
Daimler AG	57,090	5,346
Volkswagen AG Preference Shares	97,481	17,808
		27,408
Consumer Staples (0.0%): (a)
METRO AG	51,404	582
Energy (0.3%):
CropEnergies AG	180,221	2,407
VERBIO Vereinigte BioEnergie AG (c)	79,395	6,140
		8,547
Financials (1.1%):
Allianz SE Registered Shares	133,370	28,943
Hannover Rueck SE	8,716	1,523
Muenchener Rueckversicherungs-Gesellschaft AG Class R	5,153	1,385
		31,851
Health Care (0.7%):
Eckert & Ziegler Strahlen- und Medizintechnik AG	45,348	4,994
Fresenius SE & Co. KGaA	136,034	5,148
Merck KGaA	17,084	4,222
Nexus AG	68,862	5,634
		19,998
Industrials (2.0%):
2G Energy AG (c)	29,918	3,622
Amadeus Fire AG	22,623	4,648
Cewe Stiftung & Co. KGaA	22,217	3,189
Deutsche Post AG Registered Shares	72,384	4,275

See notes to financial statements.

8

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Dr Hoenle AG (c)	61,613	$2,781
Siemens AG Registered Shares	253,169	40,356
		58,871
Information Technology (1.8%):
Basler AG	37,081	6,179
Infineon Technologies AG	61,320	2,772
PVA TePla AG (b)	101,779	4,941
SAP SE	274,290	35,148
Secunet Security Networks AG	10,116	4,759
		53,799
Materials (0.1%):
Covestro AG (d)	48,828	2,754
HeidelbergCement AG	16,897	1,124
		3,878
Real Estate (0.1%):
LEG Immobilien SE	13,582	1,900
Utilities (0.1%):
E.ON SE	256,633	3,166
		213,633
Hong Kong (2.1%):
Communication Services (0.1%):
NetDragon Websoft Holdings Ltd.	835,000	1,902
Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	894,600	1,600
Consumer Staples (0.0%): (a)
WH Group Ltd. (d)	1,538,061	968
Financials (0.9%):
AIA Group Ltd.	2,384,800	25,106
Information Technology (0.1%):
Lenovo Group Ltd.	4,138,000	4,237
Real Estate (0.9%):
CK Asset Holdings Ltd.	4,329,830	24,768
Sun Hung Kai Properties Ltd.	165,000	2,009
		26,777
		60,590
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt (b)	62,641	3,461
India (0.7%):
Communication Services (0.1%):
Zee Entertainment Enterprises Ltd.	353,665	1,526

See notes to financial statements.

9

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.2%):
Oil & Natural Gas Corp. Ltd.	1,329,154	$2,494
Reliance Industries Ltd.	111,241	3,557
		6,051
Financials (0.1%):
Canara Bank (b)	1,652,362	4,376
Health Care (0.0%): (a)
Cadila Healthcare Ltd.	214,414	1,326
Information Technology (0.1%):
Infosys Ltd.	171,642	3,904
Materials (0.1%):
UPL Ltd.	203,230	1,846
Utilities (0.1%):
Power Grid Corp. of India Ltd.	918,392	2,525
		21,554
Indonesia (0.2%):
Communication Services (0.1%):
PT Sarana Menara Nusantara Tbk	25,752,000	2,084
Financials (0.1%):
PT Bank Mandiri Persero Tbk	7,903,957	3,859
		5,943
Ireland (0.4%):
Financials (0.2%):
AIB Group PLC (b)	945,432	2,072
Bank of Ireland Group PLC (b)	553,523	3,026
		5,098
Health Care (0.1%):
ICON PLC (b)	18,276	4,943
Industrials (0.1%):
DCC PLC	38,054	2,802
		12,843
Israel (0.2%):
Consumer Discretionary (0.1%):
Maytronics Ltd.	134,933	3,422
Information Technology (0.1%):
Allot Ltd. (b)	161,674	1,825
Check Point Software Technologies Ltd. (b)	15,947	1,775
		3,600
		7,022

See notes to financial statements.

10

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Italy (3.6%):
Energy (0.3%):
Eni SpA	524,080	$6,906
Saipem SpA (b) (c)	634,416	1,259
		8,165
Financials (0.6%):
Assicurazioni Generali SpA	246,796	4,944
Banca Generali SpA (c)	147,433	6,027
BPER Banca	682,381	1,297
UniCredit SpA	478,907	5,782
		18,050
Health Care (0.9%):
El.En. SpA	349,648	6,005
Recordati Industria Chimica e Farmaceutica SpA	305,519	19,167
		25,172
Industrials (0.0%): (a)
Leonardo SpA (b)	201,250	1,361
Information Technology (0.3%):
Nexi SpA (b) (c) (d)	104,728	1,602
Sesa SpA	34,654	6,892
		8,494
Utilities (1.5%):
ACEA SpA	90,314	1,836
Enel SpA	3,264,981	24,738
Snam SpA	2,878,880	16,222
		42,796
		104,038
Japan (22.8%):
Communication Services (1.8%):
Akatsuki, Inc.	67,700	1,630
Capcom Co. Ltd.	558,100	13,893
DeNA Co. Ltd.	114,440	1,690
Fuji Media Holdings, Inc.	73,338	726
Intage Holdings, Inc. (c)	208,800	3,219
Kakaku.com, Inc.	546,900	15,283
KDDI Corp.	89,000	2,583
MarkLines Co. Ltd.	133,200	3,103
Nippon Telegraph & Telephone Corp.	82,300	2,265
Nippon Television Holdings, Inc.	141,244	1,425
SoftBank Group Corp.	17,600	925
ValueCommerce Co. Ltd.	110,500	4,398
ZIGExN Co. Ltd.	394,100	1,071
		52,211

See notes to financial statements.

11

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (4.2%):
Arcland Service Holdings Co. Ltd. (c)	120,000	$2,380
Benesse Holdings, Inc.	9,309	181
Honda Motor Co. Ltd.	301,032	8,245
IBJ, Inc.	208,400	1,870
Isuzu Motors Ltd.	382,394	5,126
Mitsubishi Motors Corp. (b)	342,604	1,102
Nikon Corp.	231,545	2,397
Nissan Motor Co. Ltd. (b)	688,023	3,402
Shimamura Co. Ltd.	37,498	3,204
Shoei Co. Ltd.	98,200	4,153
Sony Group Corp.	100,700	12,288
Subaru Corp.	192,020	3,617
Sumitomo Electric Industries Ltd.	237,670	3,111
The Furukawa Battery Co. Ltd. (c)	188,500	2,427
Toyo Tire Corp.	99,300	1,507
Toyota Motor Corp.	2,994,300	53,124
ZOZO, Inc.	512,700	16,252
		124,386
Consumer Staples (1.1%):
Ajinomoto Co., Inc.	79,300	2,378
Asahi Group Holdings Ltd.	47,100	1,737
Create SD Holdings Co. Ltd. (c)	85,700	2,357
G-7 Holdings, Inc.	131,200	1,911
Retail Partners Co. Ltd.	189,300	2,025
Rock Field Co. Ltd.	104,800	1,327
Seven & i Holdings Co. Ltd.	43,500	1,752
Toyo Suisan Kaisha Ltd.	387,300	15,674
Transaction Co. Ltd. (c)	274,300	2,339
		31,500
Energy (0.1%):
Inpex Corp.	484,784	3,967
Financials (2.7%):
Dai-ichi Life Holdings, Inc.	221,003	4,428
JAFCO Group Co. Ltd.	133,100	8,317
Mitsubishi UFJ Financial Group, Inc.	4,334,842	22,897
Mizuho Financial Group, Inc.	192,450	2,373
Nomura Holdings, Inc.	638,964	2,678
ORIX Corp.	205,300	4,046
Resona Holdings, Inc.	1,236,716	4,517
Sumitomo Mitsui Financial Group, Inc.	252,784	8,225
Sumitomo Mitsui Trust Holdings, Inc.	135,947	4,247
T&D Holdings, Inc.	453,733	5,334
Tokio Marine Holdings, Inc.	260,700	13,094
		80,156
See notes to financial statements.

12

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (2.6%):
Alfresa Holdings Corp.	115,650	$1,565
BML, Inc.	55,200	1,716
Eisai Co. Ltd.	23,576	1,425
Hoya Corp.	232,300	36,775
Japan Lifeline Co. Ltd.	180,000	1,678
Japan Medical Dynamic Marketing, Inc.	131,500	2,239
Ono Pharmaceutical Co. Ltd.	220,430	4,863
Otsuka Holdings Co. Ltd.	42,100	1,525
Shionogi & Co. Ltd.	293,182	20,470
Takeda Pharmaceutical Co. Ltd.	125,261	3,352
		75,608
Industrials (5.5%):
AGC, Inc.	52,700	2,567
Altech Corp.	120,500	1,988
BeNext-Yumeshin Group Co.	156,618	2,299
Chiyoda Corp. (b)	143,171	469
CTI Engineering Co. Ltd.	97,100	2,025
Dai-Dan Co. Ltd.	97,800	1,767
Denyo Co. Ltd.	149,100	2,174
en Japan, Inc.	328,200	10,210
Fuji Corp.	108,100	2,360
Fuji Electric Co. Ltd.	600,500	31,266
Giken Ltd.	38,600	1,407
gremz, Inc.	151,400	3,367
Hino Motors Ltd.	428,342	3,535
Hitachi Ltd.	61,600	3,609
ITOCHU Corp.	130,800	3,741
JAC Recruitment Co. Ltd.	120,200	2,103
Japan Airlines Co. Ltd. Class C (b)	181,210	3,267
JGC Holdings Corp.	265,868	2,235
Kamigumi Co. Ltd.	86,020	1,586
Komatsu Ltd.	66,300	1,500
Maeda Kosen Co. Ltd.	97,000	3,004
METAWATER Co. Ltd.	102,100	1,755
Mirait Holdings Corp.	140,300	2,425
Mitsubishi Electric Corp.	128,700	1,608
Mitsubishi Heavy Industries Ltd.	56,308	1,263
Mitsui & Co. Ltd.	112,200	2,523
Nichireki Co. Ltd.	218,000	2,505
Nihon Flush Co. Ltd.	169,800	1,591
Nippon Yusen	233,300	15,113
NS Tool Co. Ltd.	189,900	2,394
OKUMA Corp.	177,300	7,373
Rheon Automatic Machinery Co. Ltd.	154,400	1,779
Sanwa Holdings Corp.	1,002,800	10,699
Shinwa Co. Ltd.	122,800	2,096
Sinko Industries Ltd.	149,800	2,421
S-Pool, Inc.	402,100	4,484
Sumitomo Heavy Industries Ltd.	69,710	1,539

See notes to financial statements.

13

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
THK Co. Ltd.	118,826	$2,816
Tocalo Co. Ltd.	222,000	2,895
TOPPAN, Inc.	84,330	1,278
Weathernews, Inc.	42,800	3,619
Yamato Holdings Co. Ltd.	66,000	1,457
		160,112
Information Technology (3.4%):
Alps Alpine Co. Ltd.	145,550	1,310
Canon, Inc.	78,300	1,722
Comture Corp.	113,400	3,519
Cresco Ltd.	110,100	1,861
Digital Arts, Inc.	41,600	3,428
Double Standard, Inc.	81,000	2,660
Fujitsu Ltd.	159,700	26,399
Fukui Computer Holdings, Inc.	117,000	3,937
Future Corp.	127,500	4,540
Kanematsu Electronics Ltd.	56,700	1,800
Murata Manufacturing Co. Ltd.	24,600	1,805
NTT Data Corp.	111,000	2,343
Oracle Corp.	95,900	9,409
Poletowin Pitcrew Holdings, Inc.	177,500	1,508
SHIFT, Inc. (b)	19,400	4,280
Softcreate Holdings Corp.	112,900	4,343
TechMatrix Corp.	128,000	2,191
Tokyo Electron Ltd.	8,400	4,414
Ulvac, Inc.	274,500	15,666
V Technology Co. Ltd.	49,000	1,479
		98,614
Materials (0.4%):
Hokuetsu Industries Co. Ltd. (c)	127,900	1,068
JCU Corp.	111,100	4,694
Rengo Co. Ltd.	163,600	1,101
Shin-Etsu Chemical Co. Ltd.	12,400	2,066
Taiheiyo Cement Corp.	87,800	1,695
Tosoh Corp.	94,700	1,354
		11,978
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	73,100	2,123
Mitsubishi Estate Co. Ltd.	272,546	3,746
Open House Co. Ltd.	40,800	2,313
Sumitomo Realty & Development Co. Ltd.	343,600	10,719
		18,901
Utilities (0.4%):
Chubu Electric Power Co., Inc.	1,074,800	10,844
Osaka Gas Co. Ltd.	87,000	1,398
		12,242
		669,675

See notes to financial statements.

14

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (1.4%):
Communication Services (0.2%):
KT Corp.	188,437	$4,798
NAVER Corp.	5,239	1,673
		6,471
Consumer Discretionary (0.3%):
Coway Co. Ltd.	40,717	2,323
Hankook Tire & Technology Co. Ltd.	56,438	1,830
Kia Corp.	29,431	1,927
LG Electronics, Inc.	23,872	2,324
		8,404
Consumer Staples (0.0%): (a)
E-MART, Inc.	11,935	1,433
Financials (0.4%):
Hana Financial Group, Inc.	54,998	1,828
KB Financial Group, Inc.	124,078	5,515
Shinhan Financial Group Co. Ltd.	162,825	4,736
		12,079
Industrials (0.1%):
Samsung Engineering Co. Ltd. (b)	124,759	2,179
Information Technology (0.4%):
LG Innotek Co. Ltd.	25,730	6,568
Samsung Electronics Co. Ltd.	80,793	4,851
		11,419
		41,985
Luxembourg (0.2%):
Communication Services (0.1%):
RTL Group SA	44,254	2,276
Energy (0.0%): (a)
Tenaris SA	162,777	1,594
Materials (0.1%):
ArcelorMittal SA	68,087	1,848
		5,718
Malaysia (0.3%):
Communication Services (0.1%):
Telekom Malaysia Bhd	1,637,400	2,163
Financials (0.2%):
CIMB Group Holdings Bhd	1,619,594	1,991
RHB Bank Bhd	2,417,400	3,030
		5,021
		7,184

See notes to financial statements.

15

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mexico (0.2%):
Communication Services (0.1%):
America Movil SAB de CV, ADR	207,673	$3,618
Consumer Staples (0.1%):
Arca Continental SAB de CV (c)	301,935	1,842
		5,460
Netherlands (4.3%):
Communication Services (0.6%):
Koninklijke KPN NV	4,935,739	14,538
VEON Ltd., ADR (b)	780,000	1,349
		15,887
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	133,528	4,493
Energy (0.4%):
Royal Dutch Shell PLC Class B	588,028	12,320
Financials (1.3%):
ABN AMRO Bank NV (d)	311,551	4,447
ING Groep NV	2,319,648	32,040
NN Group NV	49,256	2,447
		38,934
Health Care (0.1%):
Pharming Group NV (b) (c)	1,546,697	1,236
QIAGEN NV (b)	33,761	1,865
		3,101
Industrials (0.8%):
PostNL NV	302,239	1,291
SIF Holding NV (c)	160,874	2,231
Wolters Kluwer NV	185,695	20,881
		24,403
Information Technology (0.9%):
ASM International NV	41,830	18,801
ASML Holding NV	3,950	3,100
STMicroelectronics NV	88,078	4,289
		26,190
		125,328
New Zealand (0.5%):
Consumer Staples (0.0%): (a)
Scales Corp. Ltd.	534,312	1,938
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd.	491,110	11,108
Information Technology (0.1%):
Pushpay Holdings Ltd. (b)	2,300,132	2,117
		15,163

See notes to financial statements.

16

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Norway (1.2%):
Energy (0.3%):
Aker BP ASA	248,140	$7,803
Equinor ASA	79,818	1,999
		9,802
Financials (0.6%):
SpareBank 1 SMN	1,161,204	17,706
Health Care (0.1%):
Medistim ASA	80,939	3,070
Information Technology (0.1%):
Bouvet ASA	384,120	3,191
Materials (0.1%):
Norsk Hydro ASA	276,789	1,794
		35,563
Russian Federation (0.5%):
Consumer Staples (0.0%): (a)
Magnit PJSC, GDR	95,930	1,479
Energy (0.3%):
Gazprom PJSC, ADR	501,648	4,490
LUKOIL PJSC, ADR	53,261	4,696
		9,186
Financials (0.2%):
Sberbank of Russia PJSC, ADR	128,844	2,179
Sberbank of Russia PJSC	574,270	2,452
		4,631
		15,296
Saudi Arabia (0.2%):
Financials (0.1%):
Al Rajhi Bank	77,809	2,734
Health Care (0.1%):
Mouwasat Medical Services Co.	38,151	1,730
		4,464
Singapore (0.3%):
Consumer Staples (0.1%):
Wilmar International Ltd.	741,500	2,224
Financials (0.2%):
DBS Group Holdings Ltd.	102,400	2,231
iFAST Corp. Ltd.	543,900	3,315
		5,546
		7,770

See notes to financial statements.

17

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
South Africa (0.4%):
Communication Services (0.1%):
MTN Group Ltd. (b)	179,503	$1,812
Naspers Ltd. Class N	14,038	2,151
		3,963
Financials (0.1%):
Old Mutual Ltd.	2,258,079	1,724
Materials (0.2%):
Gold Fields Ltd.	202,567	2,332
Impala Platinum Holdings Ltd.	139,647	1,750
Kumba Iron Ore Ltd.	66,059	1,871
		5,953
		11,640
Spain (1.9%):
Communication Services (0.6%):
Telefonica SA (c)	4,016,206	18,220
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA	57,428	1,815
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA	3,528,325	18,704
Banco Santander SA	444,119	1,381
CaixaBank SA	1,894,417	4,891
		24,976
Health Care (0.1%):
Faes Farma SA	600,210	2,257
Information Technology (0.1%):
Global Dominion Access SA (d)	581,608	2,885
Utilities (0.2%):
Acciona SA	12,414	2,214
EDP Renovaveis SA	91,540	2,354
		4,568
		54,721
Sweden (3.3%):
Consumer Discretionary (0.1%):
Boozt AB (b) (c) (d)	114,228	2,175
Consumer Staples (0.1%):
Swedish Match AB	319,830	2,335
Financials (0.1%):
Skandinaviska Enskilda Banken AB Class A	181,469	2,640
Health Care (0.8%):
BioGaia AB B Shares	45,423	2,587
Biotage AB	182,558	5,495
Cellavision AB	57,570	2,159

See notes to financial statements.

18

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Getinge AB B Shares	47,055	$1,973
Sectra AB Class B (b)	216,848	5,396
SwedenCare AB	257,221	4,160
Xvivo Perfusion AB (b)	109,195	3,604
		25,374
Industrials (2.1%):
Atlas Copco AB Class B	565,030	29,364
BTS Group AB B Shares	108,097	4,944
CTT Systems AB	68,873	1,744
Eolus Vind AB Class B (c)	139,230	2,040
GARO AB	243,703	6,019
Hexatronic Group AB	68,547	3,815
Nibe Industrier AB Class B	599,716	8,553
Sandvik AB	108,121	2,671
Volvo AB Class B	97,206	2,094
		61,244
Information Technology (0.0%): (a)
Telefonaktiebolaget LM Ericsson Class B	181,138	1,822
Materials (0.1%):
Boliden AB	71,776	2,476
		98,066
Switzerland (10.0%):
Consumer Discretionary (0.1%):
Cie Financiere Richemont SA Registered Shares	20,353	3,029
Consumer Staples (2.7%):
Coca-Cola HBC AG	415,495	12,793
Nestle SA Registered Shares	529,882	67,927
		80,720
Financials (2.0%):
Julius Baer Group Ltd.	54,813	3,403
Partners Group Holding AG	10,646	18,376
Swiss Life Holding AG	9,865	5,663
UBS Group AG	1,744,093	30,163
		57,605
Health Care (3.6%):
Coltene Holding AG Registered Shares	26,804	2,957
Lonza Group AG Registered Shares	3,301	2,662
Novartis AG Registered Shares	466,062	37,154
Roche Holding AG	152,034	59,366
Sonova Holding AG	6,667	2,506
		104,645
Industrials (0.9%):
Adecco Group AG	343,355	15,915
Kardex Holding AG Registered Shares	18,715	5,635

See notes to financial statements.

19

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Schweiter Technologies AG Class BR	1,498	$2,157
Zehnder Group AG Registered Shares	26,839	2,620
		26,327
Information Technology (0.2%):
Landis+Gyr Group AG	43,425	2,711
u-blox Holding AG (b)	44,878	3,194
		5,905
Materials (0.5%):
Gurit Holding AG Class BR	2,381	3,846
Holcim Ltd.	173,996	8,384
Vetropack Holding AG	50,122	2,890
		15,120
		293,351
Taiwan (1.1%):
Financials (0.3%):
Chailease Holding Co. Ltd.	305,846	2,706
Fubon Financial Holding Co. Ltd.	1,302,053	3,400
Shin Kong Financial Holding Co. Ltd.	3,424,873	1,298
		7,404
Information Technology (0.8%):
Catcher Technology Co. Ltd.	493,221	2,739
Hon Hai Precision Industry Co. Ltd.	894,724	3,316
MediaTek, Inc.	54,000	1,958
Realtek Semiconductor Corp.	267,000	5,298
Taiwan Semiconductor Manufacturing Co. Ltd.	466,000	9,913
Yageo Corp.	107,000	1,748
		24,972
		32,376
Thailand (0.2%):
Financials (0.2%):
Kasikornbank PCL	1,200,243	4,675
Turkey (0.1%):
Communication Services (0.1%):
Turk Telekomunikasyon A/S	1,860,594	1,345
Turkcell Iletisim Hizmetleri A/S	1,103,834	1,550
		2,895
United Arab Emirates (0.1%):
Real Estate (0.1%):
Emaar Development PJSC (b)	1,675,411	2,086
United Kingdom (14.3%):
Communication Services (1.1%):
4imprint Group PLC	69,686	2,626
BT Group PLC (b)	1,733,754	3,649

See notes to financial statements.

20

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Frontier Developments PLC (b)	72,473	$1,700
ITV PLC (b)	8,474,871	12,450
Team17 Group PLC (b)	231,250	2,047
Vodafone Group PLC	1,238,574	1,795
WPP PLC	609,183	8,454
		32,721
Consumer Discretionary (1.2%):
AB Dynamics PLC	124,343	2,681
Barratt Developments PLC	230,350	2,133
Focusrite PLC	378,141	8,008
Kingfisher PLC	548,291	2,303
Marks & Spencer Group PLC (b)	486,452	1,526
Next PLC	136,688	14,278
Stellantis NV	295,964	5,050
		35,979
Consumer Staples (1.9%):
British American Tobacco PLC	45,914	1,536
Diageo PLC	592,290	29,886
Imperial Brands PLC	712,926	14,567
J Sainsbury PLC	1,084,410	3,983
Tesco PLC	939,768	3,466
Unilever PLC	41,009	2,094
		55,532
Energy (2.1%):
BP PLC	8,973,594	38,927
Royal Dutch Shell PLC Class A	1,080,785	22,605
		61,532
Financials (1.7%):
3i Group PLC	227,571	4,175
Barclays PLC	946,711	2,311
Close Brothers Group PLC	576,957	9,888
CMC Markets PLC (d)	460,469	1,421
Intermediate Capital Group PLC	468,712	13,018
Legal & General Group PLC	3,677,491	13,736
Standard Chartered PLC	1,106,717	6,089
		50,638
Health Care (0.8%):
Advanced Medical Solutions Group PLC	522,004	2,225
AstraZeneca PLC	25,815	2,830
CVS Group PLC	276,056	8,083
EKF Diagnostics Holdings PLC	1,989,087	2,001
Ergomed PLC (b)	192,616	3,263
Hikma Pharmaceuticals PLC	64,328	1,890
Tristel PLC	222,075	1,239
		21,531

See notes to financial statements.

21

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (2.3%):
Ashtead Group PLC	322,392	$25,931
Avon Protection PLC	93,933	1,351
Babcock International Group PLC (b)	430,183	1,691
BAE Systems PLC	1,057,416	7,700
Bunzl PLC	52,164	1,984
Concentric AB	121,948	3,782
easyJet PLC (b)	145,416	961
Ferguson PLC	12,978	1,975
Judges Scientific PLC	58,883	6,114
Renew Holdings PLC	294,817	3,123
Robert Walters PLC	328,150	3,356
Royal Mail PLC	319,921	2,130
SThree PLC	704,433	4,869
Volex PLC	580,513	2,831
		67,798
Information Technology (0.4%):
Aptitude Software Group PLC	350,141	2,440
GB Group PLC	229,590	2,333
Kainos Group PLC	256,061	6,334
		11,107
Materials (2.4%):
Anglo American PLC	302,738	11,142
Croda International PLC	203,898	27,339
Endeavour Mining PLC (c)	50,956	1,196
Evraz PLC	846,002	6,448
Rio Tinto PLC	326,061	19,985
Treatt PLC	340,389	5,040
		71,150
Real Estate (0.3%):
Land Securities Group PLC	248,674	2,397
Safestore Holdings PLC	122,651	2,172
The British Land Co. PLC	362,042	2,447
Watkin Jones PLC	738,809	2,400
		9,416
Utilities (0.1%):
Centrica PLC (b)	1,609,777	1,383
		418,787
Total Common Stocks (Cost $2,320,419)		2,874,640
Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares Core MSCI EAFE ETF	88,906	6,489
iShares Core MSCI Emerging Markets ETF	18,180	1,093
iShares MSCI EAFE Small-Cap ETF (c)	113,947	8,195
		15,777
Total Exchange-Traded Funds (Cost $16,460)		15,777

See notes to financial statements.

22

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (2.5%)
United States (2.5%):
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (f)	381,187	$381
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (f)	14,950,437	14,951
HSBC U.S. Government Money Market Fund I Shares, 0.03% (f)	56,865,902	56,866
Total Collateral for Securities Loaned (Cost $72,198)		72,198
Total Investments (Cost $2,409,077) — 101.0%		2,962,615
Liabilities in excess of other assets — (1.0)%		(28,761)
NET ASSETS — 100.00%		$2,933,854

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2021, the fair value of these securities was $38,735 (thousands) and amounted to 1.3% of net assets.

(e)  Rounds to less than $1 thousand.

(f)  Rate disclosed is the daily yield on November 30, 2021.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

23

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA International Fund
Assets:
Investments, at value (Cost $2,409,077)	$2,962,615	(a)
Foreign currency, at value (Cost $2,669)	2,676
Cash	25,467
Receivables:
Interest and dividends	7,775
Capital shares issued	4,414
Investments sold	6,487
Reclaims	7,337
From Adviser	8
Prepaid expenses	47
Total Assets	3,016,826
Liabilities:
Payables:
Collateral received on loaned securities	72,198
Investments purchased	6,029
Capital shares redeemed	1,528
Accrued foreign capital gains taxes	531
Accrued expenses and other payables:
Investment advisory fees	1,800
Administration fees	319
Custodian fees	139
Transfer agent fees	256
Compliance fees	1
12b-1 fees	—	(b)
Other accrued expenses	171
Total Liabilities	82,972
Net Assets:
Capital	2,173,028
Total accumulated earnings/(loss)	760,826
Net Assets	$2,933,854
Net Assets
Fund Shares	$1,505,094
Institutional Shares	1,427,453
Class A	1,056
Class R6	251
Total	$2,933,854
Shares (unlimited number of shares authorized with no par value):
Fund Shares	52,248
Institutional Shares	49,705
Class A	37
Class R6	9
Total	101,999
Net asset value, offering and redemption price per share: (c)
Fund Shares	$28.81
Institutional Shares	$28.72
Class A	$28.59
Class R6	$29.21
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$30.33

(a)  Includes $68,272 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

24

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA International Fund
Investment Income:
Dividends	$41,757
Interest	1
Securities lending (net of fees)	312
Foreign tax withholding	(4,533)
Total Income	37,537
Expenses:
Investment advisory fees	11,264
Administration fees — Fund Shares	1,197
Administration fees — Institutional Shares	799
Administration fees — Class A	1
Administration fees — Class R6	— (a)
Sub-Administration fees	39
12b-1 fees — Class A	1
Custodian fees	361
Transfer agent fees — Fund Shares	822
Transfer agent fees — Institutional Shares	799
Transfer agent fees — Class A	1
Transfer agent fees — Class R6	— (a)
Trustees' fees	24
Compliance fees	10
Legal and audit fees	51
State registration and filing fees	32
Interfund lending fees	— (a)
Other expenses	189
Total Expenses	15,590
Expenses waived/reimbursed by Adviser	(47)
Net Expenses	15,543
Net Investment Income (Loss)	21,994
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	83,103
Foreign taxes on realized gains	(438)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(163,081)
Net change in accrued foreign taxes on unrealized gains	2
Net realized/unrealized gains (losses) on investments	(80,414)
Change in net assets resulting from operations	$(58,420)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

25

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA International Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$21,994	$60,275
Net realized gains (losses) from investments	82,665	194,425
Net change in unrealized appreciation/depreciation on investments	(163,079)	764,549
Change in net assets resulting from operations	(58,420)	1,019,249
Distributions to Shareholders:
Fund Shares	—	(28,796)
Institutional Shares	—	(31,477)
Class A	—	(127)
Class R6	—	(87)
Change in net assets resulting from distributions to shareholders	—	(60,487)
Change in net assets resulting from capital transactions	(261,623)	(537,018)
Change in net assets	(320,043)	421,744
Net Assets:
Beginning of period	3,253,897	2,832,153
End of period	$2,933,854	$3,253,897

(continues on next page)

See notes to financial statements.

26

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA International Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$40,379	$80,765
Distributions reinvested	—	28,329
Cost of shares redeemed	(110,571)	(359,583)
Total Fund Shares	$(70,192)	$(250,489)
Institutional Shares
Proceeds from shares issued	$52,972	$78,811
Distributions reinvested	—	31,451
Cost of shares redeemed	(244,618)	(384,872)
Total Institutional Shares	$(191,646)	$(274,610)
Class A
Proceeds from shares issued	$90	$6,788
Distributions reinvested	—	16
Cost of shares redeemed	(102)	(14,243)
Total Class A	$(12)	$(7,439)
Class R6
Proceeds from shares issued	$255	$50
Distributions reinvested	—	— (a)
Cost of shares redeemed	(28)	(4,530)
Total Class R6	$227	$(4,480)
Change in net assets resulting from capital transactions	$(261,623)	$(537,018)
Share Transactions:
Fund Shares
Issued	1,354	3,115
Reinvested	—	1,111
Redeemed	(3,712)	(14,241)
Total Fund Shares	(2,358)	(10,015)
Institutional Shares
Issued	1,792	3,189
Reinvested	—	1,238
Redeemed	(8,100)	(15,106)
Total Institutional Shares	(6,308)	(10,679)
Class A
Issued	3	305
Reinvested	—	1
Redeemed	(3)	(568)
Total Class A	—	(262)
Class R6
Issued	9	2
Reinvested	—	— (b)
Redeemed	(1)	(157)
Total Class R6	8	(155)
Change in Shares	(8,658)	(21,111)

(a)  Rounds to less than $1 thousand.

(b)  Rounds to less than 1,000 shares.

See notes to financial statements.

27

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA International Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	$29.46	0.20	(e)	(0.85)	(0.65)	—	—
Year Ended May 31:
2021	$21.53	0.49	(e)	7.94	8.43	(0.50)	—
2020	$28.70	0.44	(e)	(1.12)	(0.68)	(0.73)	(5.76)
2019	$32.82	0.53		(2.41)	(1.88)	(0.44)	(1.80)
2018	$31.16	0.60		2.08	2.68	(0.63)	(0.39)
2017	$26.40	0.42		4.76	5.18	(0.42)	—
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	$29.36	0.21	(e)	(0.85)	(0.64)	—	—
Year Ended May 31:
2021	$21.46	0.51	(e)	7.91	8.42	(0.52)	—
2020	$28.61	0.47	(e)	(1.12)	(0.65)	(0.74)	(5.76)
2019	$32.72	0.56		(2.41)	(1.85)	(0.46)	(1.80)
2018	$31.07	0.64		2.06	2.70	(0.66)	(0.39)
2017	$26.34	0.45		4.74	5.19	(0.46)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, and 2017. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Reflects a return to normal trading levels after a prior year transition.

(g)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

28

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA International Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	—	$28.81	(2.21)%	1.00%	1.34%	1.00%	$1,505,094	16%
Year Ended May 31:
2021	(0.50)	$29.46	39.52%	1.01%	1.94%	1.03%	$1,608,436	67	%(f)
2020	(6.49)	$21.53	(6.13)%	1.06%	1.68%	1.07%	$1,391,279	119	%(g)
2019	(2.24)	$28.70	(5.14)%	1.08%	1.76%	1.08%	$1,690,782	30%
2018	(1.02)	$32.82	8.61%	1.08%	1.58%	1.08%	$1,876,020	36%
2017	(0.42)	$31.16	19.87%	1.11%	1.33%	1.11%	$1,696,372	40%
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	—	$28.72	(2.18)%	0.94%	1.41%	0.95%	$1,427,453	16%
Year Ended May 31:
2021	(0.52)	$29.36	39.61%	0.94%	2.00%	0.95%	$1,644,340	67	%(f)
2020	(6.50)	$21.46	(6.05)%	0.99%	1.77%	0.99%	$1,431,107	119	%(g)
2019	(2.26)	$28.61	(5.06)%	1.00%	1.81%	1.00%	$1,979,758	30%
2018	(1.05)	$32.72	8.68%	1.00%	1.62%	1.00%	$2,349,281	36%
2017	(0.46)	$31.07	19.97%	1.00%	1.43%	1.00%	$2,308,470	40%

(continues on next page)

See notes to financial statements.

29

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA International Fund
Class A
Six Months Ended November 30, 2021 (Unaudited)	$29.25	0.19	(e)	(0.85)	(0.66)	—	—
Year Ended May 31:
2021	$21.39	0.37	(e)	7.93	8.30	(0.44)	—
2020	$28.58	0.36	(e)	(1.10)	(0.74)	(0.69)	(5.76)
2019	$32.67	0.47		(2.41)	(1.94)	(0.35)	(1.80)
2018	$31.04	0.53		2.04	2.57	(0.55)	(0.39)
2017	$26.31	0.35		4.74	5.09	(0.36)	—
Class R6
Six Months Ended November 30, 2021 (Unaudited)	$29.65	0.30	(e)	(0.74)	(0.44)	—	—
Year Ended May 31:
2021	$21.52	0.49	(e)	8.19	8.68	(0.55)	—
2020	$28.66	0.49	(e)	(1.12)	(0.63)	(0.75)	(5.76)
August 17, 2018 (h) through May 31, 2019	$32.01	0.52	(e)	(1.54)	(1.02)	(0.53)	(1.80)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, and 2017. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Reflects a return to normal trading levels after a prior year transition.

(g)  Reflects increased trading activity due to current year transition or asset allocation shift.

(h)  Commencement of operations.

See notes to financial statements.

30

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA International Fund
Class A
Six Months Ended November 30, 2021 (Unaudited)	—	$28.59	(2.26)%	1.08%	1.28%	2.50%	$1,056	16%
Year Ended May 31:
2021	(0.44)	$29.25	39.11%	1.30%	1.47%	1.56%	$1,093	67	%(f)
2020	(6.45)	$21.39	(6.37)%	1.35%	1.37%	1.39%	$6,402	119	%(g)
2019	(2.15)	$28.58	(5.39)%	1.35%	1.52%	1.41%	$7,715	30%
2018	(0.94)	$32.67	8.29%	1.35%	1.29%	1.42%	$8,101	36%
2017	(0.36)	$31.04	19.58%	1.35%	1.08%	1.51%	$7,540	40%
Class R6
Six Months Ended November 30, 2021 (Unaudited)	—	$29.21	(1.48)%	0.23%	2.00%	4.49%	$251	16%
Year Ended May 31:
2021	(0.55)	$29.65	40.78%	0.80%	1.95%	1.22%	$28	67	%(f)
2020	(6.51)	$21.52	(5.95)%	0.85%	1.83%	1.18%	$3,365	119	%(g)
August 17, 2018 (h) through May 31, 2019	(2.33)	$28.66	(2.55)%	0.85%	2.19%	2.03%	$4,477	30%

See notes to financial statements.

31

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA International Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and Class R6. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$96,339	$2,778,302	$—	$2,874,641
Exchange-Traded Funds	15,776	—	—	15,776
Collateral for Securities Loaned	72,198	—	—	72,198
Total	$184,313	$2,778,302	$—	$2,962,615

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2021, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$68,272	$—	$72,198

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$505,811	$737,310

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of November 30, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.3
USAA Cornerstone Equity Fund	1.1
USAA Target Retirement Income Fund	0.0	(a)
USAA Target Retirement 2040 Fund	0.0	(a)
USAA Target Retirement 2050 Fund	0.0	(a)
USAA Target Retirement 2060 Fund	0.0	(a)

(a) Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019,

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of the largest funds within the Lipper International Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2021 to November 30, 2021, performance adjustments were $(353), $(366), $(1), and $(1) for Fund Shares, Institutional Shares, Class A, and Class R6, in thousands, respectively. Performance adjustments were (0.04)%, (0.05)%, (0.27)%, and (0.62)% for Fund Shares, Institutional Shares, Class A, and Class R6, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into an Investment Subadvisory Agreement with Wellington Management Company LLP ("Wellington Management"). Wellington Management directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, 0.15%, and 0.05%, of average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, up to an annual rate of 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended November 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended November 30, 2021, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limits (excluding voluntary waivers) were 1.06%, 0.99%, 1.35%, and 0.85% for Fund Shares, Institutional Shares, Class A, and Class R6, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of November 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at November 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$91	$446	$47	$584

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending fees.

The average borrowing or lending for the days outstanding and average interest rate for the Fund that utilized this Facility during the six months ended November 30, 2021, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,150	3	0.55%	$1,150

*  For the six months ended November 30, 2021, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in

40

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

41

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
Fund Shares	$1,000.00	$977.90	$1,020.05	$4.96	$5.06	1.00%
Institutional Shares	1,000.00	978.20	1,020.36	4.66	4.76	0.94%
Class A	1,000.00	977.40	1,019.65	5.35	5.47	1.08%
Class R6	1,000.00	985.20	1,023.92	1.14	1.17	0.23%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

42

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23410-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Sustainable World Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	32
Supplemental Information	41
Proxy Voting and Portfolio Holdings Information	41
Expense Examples	41
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Sustainable World Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation.

Top 10 Sectors:

November 30, 2021

(% of Net Assets)

Information Technology	24.5%
Financials	14.1%
Consumer Discretionary	12.3%
Health Care	12.1%
Industrials	9.4%
Communication Services	8.0%
Consumer Staples	6.2%
Materials	4.4%
Energy	3.2%
Utilities	2.4%

Country Allocation:

November 30, 2021

(% of Net Assets)

*  Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Australia (2.1%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd.	283,417	$8,807
Lovisa Holdings Ltd.	39,845	579
PWR Holdings Ltd.	69,861	443
		9,829
Energy (0.0%): (a)
Santos Ltd.	62,608	282
Woodside Petroleum Ltd.	23,172	352
		634
Financials (0.6%):
Australia & New Zealand Banking Group Ltd.	45,274	855
Macquarie Group Ltd.	53,945	7,511
		8,366
Health Care (0.7%):
CSL Ltd.	44,779	9,735
Nanosonics Ltd. (b)	86,965	335
Sonic Healthcare Ltd.	14,791	447
		10,517
Industrials (0.0%): (a)
Austal Ltd.	248,175	321
Johns Lyng Group Ltd.	97,070	513
		834
Materials (0.1%):
Ramelius Resources Ltd. (c)	412,835	464
Rio Tinto Ltd.	9,785	649
		1,113
Real Estate (0.1%):
Charter Hall Group	38,542	524
Stockland	139,760	431
		955
		32,248
Austria (0.0%): (a)
Financials (0.0%):
Raiffeisen Bank International AG	9,118	271
Industrials (0.0%):
ANDRITZ AG	8,461	404
		675
Belgium (0.5%):
Financials (0.1%):
KBC Group NV	4,933	414

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.4%):
Melexis NV	54,771	$6,377
		6,791
Bermuda (0.4%):
Industrials (0.4%):
Triton International Ltd.	101,709	5,693
Brazil (0.2%):
Consumer Discretionary (0.1%):
Vibra Energia SA (b)	238,500	923
Consumer Staples (0.1%):
Sendas Distribuidora SA	172,322	391
SLC Agricola SA	60,600	414
		805
Financials (0.0%): (a)
Itau Unibanco Holding SA, ADR	152,421	598
Industrials (0.0%): (a)
Randon SA Implementos e Participacoes Preference Shares	172,800	340
SIMPAR SA	156,100	293
		633
Materials (0.0%): (a)
Dexco SA	141,900	455
		3,414
Canada (3.4%):
Consumer Discretionary (0.3%):
Lululemon Athletica, Inc. (b)	9,622	4,373
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc. Class B (c)	263,834	9,667
Energy (0.4%):
Parex Resources, Inc. (c)	351,461	5,635
Industrials (0.5%):
Canadian Pacific Railway Ltd. (c)	102,591	7,180
Savaria Corp.	19,253	280
		7,460
Information Technology (1.0%):
Constellation Software, Inc.	7,166	12,195
Shopify, Inc. Class A (b)	2,217	3,374
		15,569
Materials (0.6%):
Kirkland Lake Gold Ltd.	214,120	8,467
Wesdome Gold Mines Ltd. (b)	60,276	590
		9,057
		51,761

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Chile (0.0%): (a)
Financials (0.0%):
Banco de Chile	5,791,022	$560
China (3.7%):
Communication Services (1.3%):
Baidu, Inc., ADR (b)	32,815	4,917
NetEase, Inc., ADR	13,640	1,469
Tencent Holdings Ltd.	228,700	13,338
		19,724
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd., ADR (b)	21,669	2,763
BYD Co. Ltd. Class H	16,500	649
Fuyao Glass Industry Group Co. Ltd. Class H (d)	104,400	573
JD.com, Inc., ADR (b)	20,649	1,737
Jiumaojiu International Holdings Ltd. (d)	194,000	401
Meituan Class B (b) (d)	26,400	802
Topsports International Holdings Ltd. (d)	403,000	469
		7,394
Consumer Staples (0.5%):
China Feihe Ltd. (d)	262,000	351
Foshan Haitan Flavouring & Food Co. Ltd. Class A	364,416	6,431
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	96,300	591
		7,373
Financials (0.7%):
China Merchants Bank Co. Ltd. Class H	212,000	1,643
Industrial & Commercial Bank of China Ltd. Class H	15,990,370	8,450
Postal Savings Bank of China Co. Ltd. Class H (d)	1,494,000	1,012
		11,105
Health Care (0.2%):
Hygeia Healthcare Holdings Co. Ltd. (d)	69,400	536
Pharmaron Beijing Co. Ltd. Class H (d)	28,800	594
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	11,000	622
Wuxi Biologics Cayman, Inc. (b) (d)	72,000	971
		2,723
Industrials (0.1%):
China Railway Group Ltd. Class H	1,501,000	714
Xinte Energy Co. Ltd. Class H	218,000	497
Zhefu Holding Group Co. Ltd. Class A	518,600	545
		1,756
Information Technology (0.2%):
Chinasoft International Ltd.	752,000	1,250
Luxshare Precision Industry Co. Ltd. Class A	80,200	498
WUS Printed Circuit Kunshan Co. Ltd. Class A	320,430	765
Yonyou Network Technology Co. Ltd. Class A	94,075	481
		2,994

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.1%):
China Hongqiao Group Ltd.	658,500	$637
Wanhua Chemical Group Co. Ltd. Class A	55,300	828
		1,465
Real Estate (0.0%): (a)
Shimao Services Holdings Ltd. (d)	475,000	587
Utilities (0.1%):
China Longyuan Power Group Corp. Ltd. Class H	346,000	707
		55,828
Denmark (0.7%):
Consumer Discretionary (0.0%): (a)
Pandora A/S	2,907	362
Consumer Staples (0.5%):
Carlsberg A/S Class B	4,007	622
Royal Unibrew A/S	67,382	7,183
		7,805
Health Care (0.1%):
Novo Nordisk A/S Class B	8,814	943
Industrials (0.1%):
AP Moller — Maersk A/S Class B	251	756
INVISIO AB	15,234	264
		1,020
Utilities (0.0%): (a)
Orsted A/S (d)	2,318	298
		10,428
Finland (0.0%): (a)
Industrials (0.0%):
Metso Outotec Oyj	55,295	557
France (2.7%):
Communication Services (0.0%): (a)
Publicis Groupe SA	8,979	581
Consumer Discretionary (0.6%):
La Francaise des Jeux SAEM (d)	157,393	7,289
LVMH Moet Hennessy Louis Vuitton SE	1,861	1,447
		8,736
Consumer Staples (0.0%): (a)
Pernod Ricard SA (c)	2,984	685
Energy (0.3%):
Gaztransport Et Technigaz SA	50,126	4,020
TotalEnergies SE	16,733	770
		4,790

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.1%):
Amundi SA (d)	3,648	$303
AXA SA	24,106	663
BNP Paribas SA	10,608	659
		1,625
Health Care (0.1%):
Pharmagest Interactive	2,628	255
Sanofi	6,822	648
Sartorius Stedim Biotech	663	391
Vetoquinol SA	2,414	361
		1,655
Industrials (0.7%):
Cie de Saint-Gobain	11,045	700
Eiffage SA	3,678	343
Safran SA	69,883	7,805
Teleperformance	1,182	486
Thermador Groupe	4,487	476
		9,810
Information Technology (0.2%):
Capgemini SE	3,528	815
Edenred	7,232	324
Esker SA	2,648	1,041
Lectra	8,890	388
		2,568
Materials (0.7%):
Arkema SA	79,552	10,430
		40,880
Germany (1.2%):
Communication Services (0.1%):
Deutsche Telekom AG	43,429	765
Consumer Discretionary (0.5%):
Volkswagen AG Preference Shares	37,880	6,920
Energy (0.0%): (a)
VERBIO Vereinigte BioEnergie AG (c)	7,088	548
Financials (0.1%):
Allianz SE Registered Shares	2,813	610
Hannover Rueck SE	1,652	289
Muenchener Rueckversicherungs-Gesellschaft AG Class R	975	262
		1,161
Health Care (0.1%):
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,750	303
Merck KGaA	3,570	882
Nexus AG	4,466	365
		1,550

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
2G Energy AG	2,978	$360
Amadeus Fire AG	1,977	406
Deutsche Post AG Registered Shares	14,821	875
Siemens AG Registered Shares	2,839	453
		2,094
Information Technology (0.2%):
AIXTRON SE	13,296	267
Basler AG	4,173	695
Infineon Technologies AG	12,367	559
LPKF Laser & Electronics AG (c)	10,544	209
PVA TePla AG (b)	12,535	609
SAP SE	3,481	446
Secunet Security Networks AG	973	458
		3,243
Materials (0.1%):
Covestro AG (d)	9,851	556
HeidelbergCement AG	3,555	236
		792
Real Estate (0.0%): (a)
LEG Immobilien SE	2,878	403
Utilities (0.0%): (a)
E.ON SE	53,555	661
		18,137
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA (b)	192,036	572
Industrials (0.0%): (a)
Mytilineos SA	32,803	537
		1,109
Hong Kong (0.3%):
Consumer Discretionary (0.1%):
Bosideng International Holdings Ltd.	938,000	660
Chow Tai Fook Jewellery Group Ltd.	171,800	307
JS Global Lifestyle Co. Ltd. (d)	259,000	509
		1,476
Consumer Staples (0.0%): (a)
WH Group Ltd. (d)	306,735	193
Financials (0.1%):
BOC Hong Kong Holdings Ltd.	255,500	772
Industrials (0.0%): (a)
Pacific Basin Shipping Ltd.	1,622,000	616
Information Technology (0.0%): (a)
ASM Pacific Technology Ltd.	54,500	571

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.1%):
China Resources Land Ltd.	218,000	$911
CK Asset Holdings Ltd.	44,817	256
Sun Hung Kai Properties Ltd.	29,909	364
		1,531
		5,159
India (0.7%):
Consumer Discretionary (0.0%): (a)
Balkrishna Industries Ltd.	25,522	738
Energy (0.1%):
Hindustan Petroleum Corp. Ltd.	250,372	984
Financials (0.1%):
Cholamandalam Investment & Finance Co. Ltd.	101,134	740
Federal Bank Ltd.	658,112	759
UTI Asset Management Co. Ltd.	47,808	698
		2,197
Health Care (0.1%):
Apollo Hospitals Enterprise Ltd.	12,278	928
Dr Reddy's Laboratories Ltd.	9,959	621
		1,549
Industrials (0.1%):
Larsen & Toubro Ltd.	40,435	951
Information Technology (0.2%):
Infosys Ltd., ADR	106,316	2,401
WNS Holdings Ltd., ADR (b)	6,049	508
		2,909
Materials (0.1%):
Dalmia Bharat Ltd.	25,344	631
Tata Steel Ltd.	51,272	728
		1,359
		10,687
Indonesia (0.7%):
Communication Services (0.7%):
PT Telkom Indonesia Persero Tbk	38,676,638	10,770
Ireland (1.1%):
Health Care (0.1%):
ICON PLC (b)	3,592	972
Industrials (1.0%):
DCC PLC	7,848	578
Eaton Corp. PLC	86,357	13,995
Johnson Controls International PLC	15,400	1,151
		15,724
		16,696

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Israel (0.2%):
Industrials (0.1%):
Kornit Digital Ltd. (b)	11,199	$1,735
Information Technology (0.1%):
Allot Ltd. (b)	23,173	262
Check Point Software Technologies Ltd. (b)	3,148	350
		612
		2,347
Italy (1.7%):
Health Care (0.6%):
El.En. SpA	55,528	953
Recordati Industria Chimica e Farmaceutica SpA	131,246	8,234
		9,187
Industrials (0.0%): (a)
Leonardo SpA (b)	39,768	269
Information Technology (0.1%):
Nexi SpA (b) (c) (d)	22,141	339
Sesa SpA	4,257	846
		1,185
Utilities (1.0%):
ACEA SpA	18,438	375
Enel SpA	811,208	6,146
Snam SpA	1,359,132	7,659
		14,180
		24,821
Japan (5.9%):
Communication Services (1.0%):
Capcom Co. Ltd.	243,708	6,067
Kakaku.com, Inc.	227,591	6,360
KDDI Corp.	20,349	591
Nippon Telegraph & Telephone Corp.	22,434	617
SoftBank Group Corp.	3,206	168
ValueCommerce Co. Ltd.	11,200	446
ZIGExN Co. Ltd.	71,700	195
		14,444
Consumer Discretionary (0.8%):
Arcland Service Holdings Co. Ltd. (c)	13,900	276
Shoei Co. Ltd.	13,100	554
Sony Group Corp.	21,751	2,654
The Furukawa Battery Co. Ltd. (c)	18,300	236
Toyo Tire Corp.	19,709	299
Toyota Motor Corp.	71,800	1,274
ZOZO, Inc.	228,000	7,227
		12,520

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.4%):
Ajinomoto Co., Inc.	16,800	$504
Asahi Group Holdings Ltd.	10,391	383
Create SD Holdings Co. Ltd. (c)	6,300	173
Seven & i Holdings Co. Ltd.	8,316	335
Toyo Suisan Kaisha Ltd.	98,649	3,993
		5,388
Financials (0.9%):
JAFCO Group Co. Ltd.	65,331	4,083
Mitsubishi UFJ Financial Group, Inc.	1,505,212	7,951
Mizuho Financial Group, Inc.	41,611	513
Nomura Holdings, Inc.	59,472	249
ORIX Corp.	48,374	953
Sumitomo Mitsui Financial Group, Inc.	15,475	503
		14,252
Health Care (0.6%):
BML, Inc.	10,700	333
Hoya Corp.	53,302	8,438
Japan Medical Dynamic Marketing, Inc.	17,700	301
Otsuka Holdings Co. Ltd.	8,400	304
		9,376
Industrials (1.2%):
AGC, Inc.	9,700	472
Altech Corp.	14,900	246
Denyo Co. Ltd.	14,700	214
Fuji Electric Co. Ltd.	71,100	3,702
gremz, Inc.	15,200	338
Hitachi Ltd.	13,145	770
ITOCHU Corp.	29,709	850
JAC Recruitment Co. Ltd.	15,100	264
Komatsu Ltd.	12,900	292
Maeda Kosen Co. Ltd.	13,900	431
Mirait Holdings Corp.	16,400	284
Mitsubishi Electric Corp.	26,101	326
Mitsui & Co. Ltd.	26,320	592
Nippon Yusen	122,654	7,945
Rheon Automatic Machinery Co. Ltd.	22,400	258
S-Pool, Inc.	98,800	1,102
Yamato Holdings Co. Ltd.	13,061	288
		18,374
Information Technology (0.8%):
Canon, Inc.	16,000	352
Comture Corp.	14,400	447
Digital Arts, Inc.	3,700	305
Double Standard, Inc.	7,400	243
Fujitsu Ltd.	4,159	687
Fukui Computer Holdings, Inc.	14,900	501
Future Corp.	14,900	531

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Murata Manufacturing Co. Ltd.	4,941	$363
NTT Data Corp.	23,661	499
SHIFT, Inc. (b)	3,000	662
Softcreate Holdings Corp.	11,200	431
TechMatrix Corp.	15,700	269
Tokyo Electron Ltd.	1,901	999
Ulvac, Inc.	94,482	5,392
V Technology Co. Ltd.	7,200	217
		11,898
Materials (0.1%):
Rengo Co. Ltd.	35,286	237
Shin-Etsu Chemical Co. Ltd.	2,243	374
Tosoh Corp.	19,182	274
		885
Real Estate (0.1%):
Daiwa House Industry Co. Ltd.	14,572	423
Open House Co. Ltd.	7,991	453
		876
Utilities (0.0%): (a)
Osaka Gas Co. Ltd.	18,537	298
		88,311
Korea, Republic Of (1.8%):
Communication Services (0.1%):
LG Uplus Corp.	78,675	896
NAVER Corp.	2,825	902
		1,798
Consumer Discretionary (0.1%):
Hanon Systems	56,742	618
Financials (0.2%):
DB Insurance Co. Ltd.	12,609	572
Hana Financial Group, Inc.	25,584	850
Samsung Securities Co. Ltd.	16,707	622
Woori Financial Group, Inc.	105,302	1,115
		3,159
Health Care (0.1%):
Hugel, Inc. (b)	3,011	359
InBody Co. Ltd.	14,096	261
Samsung Biologics Co. Ltd. (b) (d)	813	610
		1,230
Industrials (0.1%):
CJ Corp.	5,919	398
Hyundai Engineering & Construction Co. Ltd.	12,917	480
LG Corp.	6,837	453
Samsung Engineering Co. Ltd. (b)	34,995	611
		1,942

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (1.1%):
Innox Advanced Materials Co. Ltd. (b)	15,830	$504
Samsung Electronics Co. Ltd.	272,682	16,371
		16,875
Materials (0.1%):
Kolon Industries, Inc.	7,017	417
PI Advanced Materials Co. Ltd.	15,369	597
		1,014
		26,636
Luxembourg (0.1%):
Energy (0.0%): (a)
Tenaris SA	38,907	381
Materials (0.1%):
ArcelorMittal SA	14,726	400
		781
Malaysia (0.1%):
Consumer Discretionary (0.0%): (a)
MR DIY Group M Bhd (d)	758,600	635
Financials (0.1%):
Public Bank Bhd	709,900	665
		1,300
Mexico (0.2%):
Consumer Discretionary (0.0%): (a)
Alsea SAB de CV (b)	275,324	471
Financials (0.1%):
Grupo Financiero Banorte SAB de CV Class O	148,503	888
Materials (0.1%):
Cemex SAB de CV, ADR (b)	120,064	738
Real Estate (0.0%): (a)
Corp Inmobiliaria Vesta SAB de CV	321,642	550
		2,647
Netherlands (0.9%):
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	27,520	926
Financials (0.1%):
ING Groep NV	28,514	394
NN Group NV	9,811	487
		881
Health Care (0.0%): (a)
Pharming Group NV (b) (c)	255,818	205
QIAGEN NV (b)	7,027	388
		593

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.7%):
ASM International NV	19,981	$8,981
ASML Holding NV	802	629
STMicroelectronics NV	18,738	912
		10,522
		12,922
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd.	235,231	5,321
Norway (0.8%):
Energy (0.5%):
Aker BP ASA	201,800	6,346
Equinor ASA	17,321	434
		6,780
Financials (0.3%):
SpareBank 1 SMN	341,023	5,200
		11,980
Philippines (0.0%): (a)
Financials (0.0%):
BDO Unibank, Inc.	212,880	523
Russian Federation (0.3%):
Consumer Staples (0.0%): (a)
Magnit PJSC	7,278	570
Energy (0.2%):
Gazprom PJSC	303,950	1,365
Rosneft Oil Co. PJSC, GDR	124,892	940
		2,305
Financials (0.1%):
Sberbank of Russia PJSC, ADR	95,533	1,615
		4,490
Saudi Arabia (0.1%):
Consumer Discretionary (0.0%): (a)
Leejam Sports Co. JSC	22,290	621
Financials (0.1%):
The Saudi National Bank	70,444	1,133
		1,754
Singapore (0.4%):
Communication Services (0.1%):
Sea Ltd., ADR (b)	2,509	723
Consumer Staples (0.0%): (a)
Wilmar International Ltd.	162,129	486

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.3%):
DBS Group Holdings Ltd.	22,805	$497
iFAST Corp. Ltd.	64,300	392
Singapore Exchange Ltd.	540,627	3,530
		4,419
		5,628
South Africa (0.6%):
Communication Services (0.1%):
MTN Group Ltd. (b)	91,646	925
Consumer Discretionary (0.4%):
Mr Price Group Ltd.	527,233	6,595
Financials (0.1%):
Absa Group Ltd.	76,430	642
Capitec Bank Holdings Ltd.	6,293	723
		1,365
Materials (0.0%): (a)
Impala Platinum Holdings Ltd.	61,371	769
		9,654
Spain (0.6%):
Consumer Discretionary (0.0%): (a)
Industria de Diseno Textil SA	11,350	359
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	1,250,936	6,632
Banco Santander SA	85,620	266
		6,898
Information Technology (0.0%): (a)
Global Dominion Access SA (d)	57,640	286
Utilities (0.1%):
Acciona SA	2,474	441
EDP Renovaveis SA	18,982	488
		929
		8,472
Sweden (1.5%):
Consumer Discretionary (0.0%): (a)
Boozt AB (b) (d)	17,110	326
Consumer Staples (0.0%): (a)
Swedish Match AB	72,736	531
Financials (0.1%):
Skandinaviska Enskilda Banken AB Class A	37,029	539
Health Care (0.2%):
BioGaia AB B Shares	7,645	435
Biotage AB	15,338	462
Getinge AB B Shares	9,943	417

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sectra AB Class B (b)	27,530	$685
SwedenCare AB	31,721	513
Xvivo Perfusion AB (b)	9,235	305
		2,817
Industrials (1.2%):
Atlas Copco AB Class B	181,562	9,436
BTS Group AB B Shares	10,552	482
CTT Systems AB	14,634	370
Eolus Vind AB Class B	18,355	269
GARO AB	27,790	686
Hexatronic Group AB	9,195	512
Nibe Industrier AB Class B	368,452	5,255
Sandvik AB	22,154	547
Volvo AB Class B	19,116	412
		17,969
Information Technology (0.0%): (a)
Telefonaktiebolaget LM Ericsson Class B	35,412	356
Materials (0.0%): (a)
Boliden AB	13,909	480
		23,018
Switzerland (2.5%):
Consumer Discretionary (0.0%): (a)
Cie Financiere Richemont SA Registered Shares	4,317	643
Consumer Staples (0.1%):
Coca-Cola HBC AG	11,095	342
Nestle SA Registered Shares	11,175	1,432
		1,774
Financials (0.6%):
Julius Baer Group Ltd.	8,099	503
Partners Group Holding AG	4,215	7,276
Swiss Life Holding AG	2,250	1,291
UBS Group AG	23,675	409
		9,479
Health Care (1.3%):
Coltene Holding AG Registered Shares	4,194	463
Lonza Group AG Registered Shares	595	480
Novartis AG Registered Shares	14,206	1,132
Roche Holding AG	43,132	16,842
Sonova Holding AG	1,336	502
		19,419
Industrials (0.3%):
Adecco Group AG	83,747	3,882
Kardex Holding AG Registered Shares	1,944	585
		4,467

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Landis+Gyr Group AG	5,534	$345
u-blox Holding AG (b)	5,743	409
		754
Materials (0.1%):
Gurit Holding AG Class BR	233	377
Holcim Ltd.	7,726	372
Vetropack Holding AG	5,570	321
		1,070
		37,606
Taiwan (2.0%):
Financials (0.6%):
Cathay Financial Holding Co. Ltd.	3,308,000	7,108
CTBC Financial Holding Co. Ltd.	1,018,000	891
Yuanta Financial Holding Co. Ltd.	1,153,000	980
		8,979
Health Care (0.0%): (a)
Pegavision Corp.	30,000	487
Information Technology (1.3%):
ASE Technology Holding Co. Ltd.	141,000	514
Hon Hai Precision Industry Co. Ltd.	228,000	845
Lite-On Technology Corp.	4,306,000	9,311
MediaTek, Inc.	43,000	1,559
Taiwan Semiconductor Manufacturing Co. Ltd.	361,000	7,680
		19,909
Materials (0.1%):
Formosa Plastics Corp.	184,000	675
		30,050
Thailand (0.2%):
Energy (0.1%):
PTT PCL	637,900	669
Financials (0.1%):
The Siam Commercial Bank PCL	236,100	852
Health Care (0.0%): (a)
Mega Lifesciences PCL	373,100	585
Materials (0.0%): (a)
Indorama Ventures PCL	497,200	577
Real Estate (0.0%): (a)
AP Thailand PCL	2,262,000	584
		3,267
Turkey (0.1%):
Communication Services (0.0%): (a)
Turk Telekomunikasyon A/S	685,075	495

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
KOC Holding AS	208,932	$430
Turkiye Sise ve Cam Fabrikalari A/S	669,738	611
		1,041
		1,536
United Kingdom (5.3%):
Communication Services (0.3%):
4imprint Group PLC	6,897	260
ITV PLC (b)	2,267,809	3,331
Team17 Group PLC (b)	28,650	253
Vodafone Group PLC	281,310	408
WPP PLC	26,710	371
		4,623
Consumer Discretionary (0.7%):
AB Dynamics PLC	18,021	389
Aptiv PLC (b)	15,578	2,498
Barratt Developments PLC	48,324	447
Focusrite PLC	42,801	907
Next PLC	47,460	4,957
Stellantis NV	61,606	1,051
		10,249
Consumer Staples (0.5%):
British American Tobacco PLC	10,066	337
Imperial Brands PLC	282,118	5,764
Tesco PLC	191,891	708
Unilever PLC	9,454	483
		7,292
Energy (0.0%): (a)
BP PLC	174,413	756
Financials (1.0%):
3i Group PLC	46,910	861
Barclays PLC	195,089	476
Close Brothers Group PLC	280,719	4,811
CMC Markets PLC (d)	45,163	139
Intermediate Capital Group PLC	156,333	4,342
Legal & General Group PLC	111,078	415
Standard Chartered PLC	54,858	302
Willis Towers Watson PLC	16,900	3,817
		15,163
Health Care (0.1%):
AstraZeneca PLC	5,193	569
EKF Diagnostics Holdings PLC	291,709	293
Hikma Pharmaceuticals PLC	12,885	379
Tristel PLC (c)	56,437	315
		1,556

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.9%):
Alpha Financial Markets Consulting PLC	49,436	$255
Ashtead Group PLC	93,818	7,546
BAE Systems PLC	56,652	412
Bunzl PLC	10,057	383
Concentric AB	13,990	434
Ferguson PLC	2,758	420
Judges Scientific PLC	5,411	562
Robert Walters PLC	34,399	352
Royal Mail PLC	66,561	443
Sensata Technologies Holding PLC	31,400	1,749
SThree PLC	103,488	715
Volex PLC	61,981	302
		13,573
Information Technology (0.1%):
GB Group PLC	24,928	253
Kainos Group PLC	22,249	551
		804
Materials (1.7%):
Anglo American PLC	49,472	1,821
Croda International PLC	83,443	11,188
Evraz PLC	566,872	4,321
Rio Tinto PLC	113,246	6,941
Treatt PLC	51,034	755
		25,026
Real Estate (0.0%): (a)
Safestore Holdings PLC	23,146	410
		79,452
United States (54.8%):
Communication Services (4.3%):
Alphabet, Inc. Class C (b)	11,863	33,798
Alphabet, Inc. Class A (b)	600	1,703
EverQuote, Inc. Class A (b)	34,810	459
Meta Platforms, Inc. Class A (b)	81,865	26,562
Snap, Inc. Class A (b)	38,602	1,838
		64,360
Consumer Discretionary (7.6%):
Airbnb, Inc. Class A (b)	15,918	2,746
Amazon.com, Inc. (b)	10,011	35,109
America's Car-Mart, Inc.	3,090	303
Bassett Furniture Industries, Inc.	20,519	313
BJ's Restaurants, Inc.	11,375	340
Burlington Stores, Inc. (b)	13,361	3,916
Century Communities, Inc.	11,691	831
General Motors Co. (b)	30,500	1,765
Las Vegas Sands Corp. (b)	17,600	627
Lazydays Holdings, Inc. (b)	33,261	673

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
LKQ Corp.	37,300	$2,085
M/I Homes, Inc.	10,999	615
McDonald's Corp.	83,420	20,405
Movado Group, Inc.	21,406	960
NIKE, Inc. Class B	23,284	3,941
PulteGroup, Inc.	291,222	14,570
Ross Stores, Inc.	117,088	12,773
Ruth's Hospitality Group, Inc. (b)	22,647	385
Target Corp.	6,700	1,634
Tesla, Inc. (b)	8,181	9,365
Vera Bradley, Inc. (b)	47,396	451
		113,807
Consumer Staples (3.4%):
Colgate-Palmolive Co.	151,462	11,363
Keurig Dr Pepper, Inc.	121,000	4,113
Lamb Weston Holdings, Inc.	22,100	1,147
Mondelez International, Inc. Class A	59,100	3,483
PepsiCo, Inc.	100,860	16,115
The Estee Lauder Cos., Inc.	45,104	14,978
		51,199
Energy (1.6%):
Cactus, Inc. Class A	190,830	6,965
Clean Energy Fuels Corp. (c)	68,814	493
ConocoPhillips	133,954	9,394
Enterprise Products Partners LP	97,000	2,075
Expro Group Holdings NV (b)	17,243	242
Hess Corp.	20,400	1,520
Pioneer Natural Resources Co.	9,500	1,694
Renewable Energy Group, Inc. (b)	8,463	404
RPC, Inc.	106,668	430
TETRA Technologies, Inc. (b)	173,719	454
Valero Energy Corp.	8,000	536
		24,207
Financials (7.0%):
Bank of America Corp.	335,263	14,909
BayCom Corp. (b)	24,256	442
Cboe Global Markets, Inc.	23,800	3,069
Comerica, Inc.	58,200	4,803
First Busey Corp.	52,623	1,352
Heritage Financial Corp.	18,372	430
Interactive Brokers Group, Inc.	28,400	2,096
JPMorgan Chase & Co.	114,444	18,177
KeyCorp	103,400	2,320
LPL Financial Holdings, Inc.	51,894	8,179
MSCI, Inc.	6,049	3,808
Old Second Bancorp, Inc.	58,689	725
S&P Global, Inc.	39,283	17,902
See notes to financial statements.

20

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The PNC Financial Services Group, Inc.	53,385	$10,517
The Progressive Corp.	121,118	11,257
Trean Insurance Group, Inc. (b)	20,399	172
U.S. Bancorp	63,600	3,520
Voya Financial, Inc. (c)	17,200	1,069
		104,747
Health Care (7.4%):
AbbVie, Inc.	23,100	2,663
Addus HomeCare Corp.	3,623	316
Align Technology, Inc. (b)	5,614	3,433
Amedisys, Inc. (b)	21,362	2,983
Amgen, Inc.	49,868	9,918
Atrion Corp.	633	449
BioLife Solutions, Inc. (b)	16,954	647
Cigna Corp.	14,400	2,763
CryoLife, Inc.	13,167	226
CVS Health Corp.	149,573	13,321
Eli Lilly & Co.	55,893	13,864
Humana, Inc.	9,400	3,945
IDEXX Laboratories, Inc. (b)	20,601	12,527
Johnson & Johnson	114,916	17,919
Lantheus Holdings, Inc.	10,797	289
LeMaitre Vascular, Inc.	13,427	628
Masimo Corp. (b)	11,227	3,122
Medtronic PLC	31,200	3,329
Mesa Laboratories, Inc.	1,295	400
ModivCare, Inc. (b)	3,043	417
Orthofix Medical, Inc.	15,064	461
Pacira BioSciences, Inc.	5,111	269
Retractable Technologies, Inc. (b) (c)	27,512	238
Sotera Health Co. (b)	102,800	2,194
The Joint Corp. (b)	3,903	312
Thermo Fisher Scientific, Inc.	7,180	4,544
UnitedHealth Group, Inc.	5,400	2,399
Veeva Systems, Inc. Class A (b)	10,988	3,105
Vericel Corp. (b)	9,233	344
Zoetis, Inc.	17,068	3,790
		110,815
Industrials (2.5%):
Allied Motion Technologies, Inc.	17,481	690
Ameresco, Inc. Class A (b)	5,769	521
CIRCOR International, Inc. (b)	13,623	367
Concrete Pumping Holdings, Inc. (b)	50,278	411
CoStar Group, Inc. (b)	28,490	2,215
Generac Holdings, Inc. (b)	9,512	4,007
Graham Corp.	19,564	250
Harsco Corp.	25,807	376
Honeywell International, Inc.	57,181	11,564

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hyster-Yale Materials Handling, Inc.	10,250	$402
Insteel Industries, Inc.	17,424	735
L3Harris Technologies, Inc.	5,500	1,150
Leidos Holdings, Inc.	17,400	1,530
NN, Inc. (b)	101,071	450
Orion Group Holdings, Inc.	63,636	261
PACCAR, Inc.	17,400	1,451
Parker-Hannifin Corp.	5,200	1,571
Preformed Line Products Co.	3,890	246
Raytheon Technologies Corp.	13,600	1,100
The Greenbrier Cos., Inc.	14,556	582
TPI Composites, Inc. (b)	12,935	231
Transcat, Inc.	14,168	1,260
U.S. Xpress Enterprises, Inc. Class A	33,841	266
Uber Technologies, Inc. (b)	81,938	3,114
Union Pacific Corp.	11,000	2,592
Willdan Group, Inc.	9,122	365
		37,707
Information Technology (18.0%):
Adobe, Inc. (b)	8,039	5,385
Ambarella, Inc.	2,913	523
Apple, Inc.	319,847	52,871
Autodesk, Inc. (b)	6,720	1,708
Cadence Design Systems, Inc. (b)	17,593	3,122
Cisco Systems, Inc.	291,492	15,985
Crowdstrike Holdings, Inc. Class A (b)	10,612	2,304
Diodes, Inc. (b)	3,819	406
EPAM Systems, Inc. (b)	7,378	4,490
ePlus, Inc.	7,668	809
Euronet Worldwide, Inc.	19,600	1,987
Fidelity National Information Services, Inc.	22,400	2,341
FleetCor Technologies, Inc. (b)	7,800	1,616
Fortinet, Inc. (b)	50,321	16,712
Global Payments, Inc.	28,000	3,333
Grid Dynamics Holdings, Inc. (b)	36,838	1,445
Ichor Holdings Ltd. (b)	13,733	658
Iteris, Inc. (b)	59,796	271
Luna Innovations, Inc. (b)	73,822	618
Mastercard, Inc. Class A	47,582	14,985
Microsoft Corp.	173,064	57,213
Napco Security Technologies, Inc. (b)	18,468	858
NVIDIA Corp.	127,234	41,575
PAR Technology Corp. (c)	10,800	566
PayPal Holdings, Inc. (b)	23,177	4,285
Perficient, Inc. (b)	9,823	1,346
ServiceNow, Inc. (b)	7,910	5,123
Texas Instruments, Inc.	83,311	16,027
The Trade Desk, Inc. Class A (b)	38,943	4,028
Twilio, Inc. Class A (b)	9,047	2,589
Ultra Clean Holdings, Inc.	13,455	737

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Upland Software, Inc.	12,313	$241
Visa, Inc. Class A (c)	25,473	4,936
		271,093
Materials (0.4%):
Freeport-McMoRan, Inc.	43,400	1,609
Koppers Holdings, Inc. (b)	17,507	529
PPG Industries, Inc.	3,700	570
Sealed Air Corp.	58,600	3,640
UFP Technologies, Inc. (b)	5,904	395
		6,743
Real Estate (1.4%):
Host Hotels & Resorts, Inc. (b)	198,800	3,121
Prologis, Inc.	117,221	17,671
		20,792
Utilities (1.2%):
Exelon Corp.	61,200	3,227
FirstEnergy Corp.	35,600	1,341
MGE Energy, Inc.	120,491	8,746
Vistra Corp.	200,000	3,976
		17,290
		822,760
Total Common Stocks (Cost $1,107,255)		1,476,669
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares Core MSCI EAFE ETF	15,686	1,145
iShares MSCI EAFE Small-Cap ETF	8,102	583
iShares Russell 2000 ETF (c)	4,222	921
		2,649
Total Exchange-Traded Funds (Cost $2,822)		2,649
Collateral for Securities Loaned^ (1.3%)
United States (1.3%):
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	19,884,151	19,884
Total Collateral for Securities Loaned (Cost $19,884)		19,884
Total Investments (Cost $1,129,961) — 99.8%		1,499,202
Other assets in excess of liabilities — 0.2%		2,767
NET ASSETS — 100.00%		$1,501,969

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2021

  (Unaudited)

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2021, the fair value of these securities was $17,779 (thousands) and amounted to 1.2% of net assets.

(e)  Rate disclosed is the daily yield on November 30, 2021.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

24

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Sustainable World Fund
Assets:
Investments, at value (Cost $1,129,961)	$1,499,202	(a)
Foreign currency, at value (Cost $834)	834
Cash	15,096
Receivables:
Interest and dividends	1,925
Capital shares issued	187
Investments sold	10,221
Reclaims	1,928
From Adviser	6
Prepaid expenses	32
Total Assets	1,529,431
Liabilities:
Payables:
Collateral received on loaned securities	19,884
Investments purchased	5,789
Capital shares redeemed	310
Accrued foreign capital gains taxes	67
Accrued expenses and other payables:
Investment advisory fees	961
Administration fees	192
Custodian fees	42
Transfer agent fees	119
Compliance fees	1
12b-1 fees	—	(b)
Other accrued expenses	97
Total Liabilities	27,462
Net Assets:
Capital	893,303
Total accumulated earnings/(loss)	608,666
Net Assets	$1,501,969
Net Assets
Fund Shares	$1,496,081
Institutional Shares	3,090
Class A	2,798
Total	$1,501,969
Shares (unlimited number of shares authorized with no par value):
Fund Shares	47,140
Institutional Shares	97
Class A	88
Total	47,325
Net asset value, offering and redemption price per share: (c)
Fund Shares	$31.74
Institutional Shares	$31.82
Class A	$31.73
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$33.67

(a)  Includes $18,855 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

25

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Sustainable World Fund
Investment Income:
Dividends	$14,463
Interest	2
Securities lending (net of fees)	41
Foreign tax withholding	(1,129)
Total Income	13,377
Expenses:
Investment advisory fees	5,769
Administration fees — Fund Shares	1,150
Administration fees — Institutional Shares	2
Administration fees — Class A	2
Sub-Administration fees	49
12b-1 fees — Class A	4
Custodian fees	177
Transfer agent fees — Fund Shares	716
Transfer agent fees — Institutional Shares	2
Transfer agent fees — Class A	2
Trustees' fees	24
Compliance fees	5
Legal and audit fees	43
State registration and filing fees	25
Other expenses	100
Total Expenses	8,070
Expenses waived/reimbursed by Adviser	(13)
Net Expenses	8,057
Net Investment Income (Loss)	5,320
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	42,789
Foreign taxes on realized gains	(19)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(13,427)
Net change in accrued foreign taxes on unrealized gains	70
Net realized/unrealized gains (losses) on investments	29,413
Change in net assets resulting from operations	$34,733

See notes to financial statements.

26

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Sustainable World Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$5,320	$11,845
Net realized gains (losses) from investments	42,770	265,661
Net change in unrealized appreciation/depreciation on investments	(13,357)	176,212
Change in net assets resulting from operations	34,733	453,718
Distributions to Shareholders:
Fund Shares	—	(64,664)
Institutional Shares	—	(328)
Class A	—	(321)
Change in net assets resulting from distributions to shareholders	—	(65,313)
Change in net assets resulting from capital transactions	(46,277)	(116,446)
Change in net assets	(11,544)	271,959
Net Assets:
Beginning of period	1,513,513	1,241,554
End of period	$1,501,969	$1,513,513

(continues on next page)

See notes to financial statements.

27

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Sustainable World Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$38,586	$72,139
Distributions reinvested	—	63,933
Cost of shares redeemed	(85,078)	(241,694)
Total Fund Shares	$(46,492)	$(105,622)
Institutional Shares
Proceeds from shares issued	$760	$1,307
Distributions reinvested	—	96
Cost of shares redeemed	(390)	(6,761)
Total Institutional Shares	$370	$(5,358)
Class A
Proceeds from shares issued	$98	$6,709
Distributions reinvested	—	61
Cost of shares redeemed	(253)	(12,236)
Total Class A	$(155)	$(5,466)
Change in net assets resulting from capital transactions	$(46,277)	$(116,446)
Share Transactions:
Fund Shares
Issued	1,209	2,582
Reinvested	—	2,305
Redeemed	(2,666)	(8,859)
Total Fund Shares	(1,457)	(3,972)
Institutional Shares
Issued	23	48
Reinvested	—	3
Redeemed	(12)	(227)
Total Institutional Shares	11	(176)
Class A
Issued	3	280
Reinvested	—	2
Redeemed	(8)	(464)
Total Class A	(5)	(182)
Change in Shares	(1,451)	(4,330)

See notes to financial statements.

28

This page is intentionally left blank.

29

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Sustainable World Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	$31.03	0.11	(d)	0.60	0.71	—	—
Year Ended May 31:
2021	$23.38	0.23	(d)	8.74	8.97	(0.18)	(1.14)
2020	$30.71	0.27	(d)	2.87	3.14	(0.32)	(10.15)
2019	$31.82	0.33		0.51	0.84	(0.28)	(1.67)
2018	$31.16	0.30		1.78	2.08	(0.23)	(1.19)
2017	$27.20	0.19		4.55	4.74	(0.21)	(0.57)
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	$31.10	0.12	(d)	0.60	0.72	—	—
Year Ended May 31:
2021	$23.42	0.24	(d)	8.77	9.01	(0.19)	(1.14)
2020	$30.74	0.29	(d)	2.86	3.15	(0.32)	(10.15)
2019	$31.75	0.38		0.48	0.86	(0.20)	(1.67)
2018	$31.14	0.29		1.80	2.09	(0.29)	(1.19)
2017	$27.14	0.20		4.55	4.75	(0.18)	(0.57)
Class A
Six Months Ended November 30, 2021 (Unaudited)	$31.06	0.07	(d)	0.60	0.67	—	—
Year Ended May 31:
2021	$23.40	0.15	(d)	8.76	8.91	(0.11)	(1.14)
2020	$30.77	0.19	(d)	2.86	3.05	(0.27)	(10.15)
2019	$31.86	0.24	(d)	0.53	0.77	(0.19)	(1.67)
2018	$31.07	0.18	(d)	1.80	1.98	— (h)	(1.19)
2017	$27.13	0.12		4.53	4.65	(0.14)	(0.57)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See notes to financial statements.

30

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interests:		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Sustainable World Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	—	—		$31.74	2.29%	1.05%		0.69%	1.05%	$1,496,081	19%
Year Ended May 31:
2021	(1.32)	—		$31.03	39.07%	1.05%		0.86%	1.05%	$1,507,963	88%
2020	(10.47)	—		$23.38	7.81%	1.07%		0.98%	1.07%	$1,228,986	103	%(e)
2019	(1.95)	—		$30.71	3.23%	1.09%		1.09%	1.09%	$1,280,661	8%
2018	(1.42)	—		$31.82	6.68%	1.10%		0.98%	1.10%	$1,353,880	10%
2017	(0.78)	—		$31.16	17.81%	1.13%		0.72%	1.13%	$1,319,357	12%
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	—	—		$31.82	2.32%	1.00%		0.72%	1.39%	$3,090	19%
Year Ended May 31:
2021	(1.33)	—		$31.10	39.17%	0.99%		0.87%	1.27%	$2,660	88%
2020	(10.47)	—		$23.42	7.85%	1.00%		1.00%	1.13%	$6,143	103	%(e)
2019	(1.87)	—		$30.74	3.29%	1.05	%(f)	1.13%	1.11%	$12,567	8%
2018	(1.48)	—		$31.75	6.70%	1.10%		1.19%	1.10%	$30,127	10%
2017	(0.75)	—		$31.14	17.89%	1.09%		0.78%	1.37%	$6,877	12%
Class A
Six Months Ended November 30, 2021 (Unaudited)	—	—		$31.73	2.16%	1.29%		0.45%	1.81%	$2,798	19%
Year Ended May 31:
2021	(1.25)	—		$31.06	38.73%	1.32%		0.53%	1.62%	$2,890	88%
2020	(10.42)	—		$23.40	7.49%	1.35%		0.68%	1.43%	$6,425	103	%(e)
2019	(1.86)	—		$30.77	2.98%	1.35%		0.76%	1.46%	$8,133	8%
2018	(1.19)	—	(h)	$31.86	6.36%	1.39	%(g)	0.57%	1.43%	$10,114	10%
2017	(0.71)	—	(h)	$31.07	17.50%	1.42%		0.45%	1.42%	$19,722	12%

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Effective October 1, 2018, USAA Asset Management Company ("AMCO") (previous Adviser) had voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares' average daily net assets.

(g)  Effective October 1, 2017, AMCO had voluntarily agreed to limit the annual expenses of the Class A shares to 1.35% of the Class A shares' average daily net assets.

(h)  Amount is less than $0.005 per share.

See notes to financial statements.

31

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Sustainable World Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$928,673	$547,996	$—	$1,476,669
Exchange-Traded Funds	2,649	—	—	2,649
Collateral for Securities Loaned	19,884	—	—	19,884
Total	$951,206	$547,996	$—	$1,499,202

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2021, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$18,855	$—	$19,884

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$284,758	$331,607

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper Global Funds category.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2021 to November 30, 2021, performance adjustments were $0, $0, and $(1) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were 0.00%, 0.00%, and (0.06)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the year ended May 31, 2021, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, up to an annual rate of 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended November 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended November 30, 2021, the Distributor received less than $1 thousand dollars from commissions earned on the sale of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limits (excluding voluntary waivers) were 1.09%, 1.00%, and 1.35% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of November 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at November 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$14	$37	$13	$64

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed.

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each Fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

40

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
Fund Shares	$1,000.00	$1,022.90	$1,019.80	$5.32	$5.32	1.05%
Institutional Shares	1,000.00	1,023.20	1,020.05	5.07	5.06	1.00%
Class A	1,000.00	1,021.60	1,018.60	6.54	6.53	1.29%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

41

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23412-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Government Securities Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	18
Supplemental Information	28
Proxy Voting and Portfolio Holdings Information	28
Expense Examples	28
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Government Securities Fund	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide a high level of current income consistent with preservation of principal.

Asset Allocation:

November 30, 2021

(% of Net Assets)

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.3%)
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A2, 1.09% (LIBOR01M+100bps) (a)	$3,461	$3,479
Navient Student Loan Trust, Series 2014-1, Class A3, 0.60% (LIBOR01M+51bps), 6/25/31 (a)	2,100	2,055
Navient Student Loan Trust, Series 2016-2, Class A2, 1.14% (LIBOR01M+105bps), 6/25/65, Callable 6/25/33 @ 100 (a) (b)	200	200
Nelnet Student Loan Trust, Series 2015-3, Class A2, 0.69% (LIBOR01M+60bps), 2/27/51, Callable 5/25/34 @ 100 (a) (b)	3,318	3,296
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 6/25/35 @ 100 (b)	3,034	3,092
Nelnet Student Loan Trust, Series 2006-3, Class B, 0.38% (LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100 (a)	2,568	2,379
SLM Student Loan Trust, Series 2006-4, Class B, 0.32% (LIBOR03M+20bps), 1/25/70, Callable 10/25/32 @ 100 (a)	3,659	3,509
SLM Student Loan Trust, Series 2013-6, Class A3, 0.74% (LIBOR01M+65bps), 6/25/55, Callable 11/25/29 @ 100 (a)	2,799	2,797
SunTrust Student Loan Trust, Series 2006-1A, Class B, 0.41% (LIBOR03M+27bps), 10/28/37, Callable 1/28/26 @ 100 (a) (b)	962	891
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	4,500	4,531
Total Asset-Backed Securities (Cost $26,316)		26,229
Municipal Bonds (5.3%)
Hawaii (0.0%): (c)
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	188	200
Kansas (0.3%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	3,294
Louisiana (0.4%):
State of Louisiana, GO, Series C-1, 0.84%, 6/1/25	5,000	4,963
Michigan (0.1%):
Michigan State Building Authority Revenue, Series II, 0.46%, 10/15/22	1,500	1,498
Mississippi (0.9%):
State of Mississippi, GO, Series E, 1.67%, 10/1/27 (d)	10,000	10,113
Ohio (0.3%):
State of Ohio, GO, Series A, 1.78%, 8/1/32	3,000	2,982
Tennessee (0.2%):
State of Tennessee, GO, Series B, 1.73%, 11/1/32, Continuously Callable @ 100	2,400	2,380
Texas (2.2%):
Boerne School District, GO, 1.77%, 2/1/32, Continuously Callable @ 100	650	649
City of Abilene, GO 2.41%, 2/15/26	1,715	1,797
2.54%, 2/15/27	1,195	1,266
2.64%, 2/15/29	1,000	1,069

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Houston Texas Combined Utility System Revenue 3.82%, 11/15/29, Continuously Callable @ 100	$3,000	$3,389
Series E, 3.72%, 11/15/28	1,530	1,722
State of Texas, GO 1.61%, 10/1/22	1,585	1,602
2.53%, 10/1/31, Continuously Callable @ 100	3,500	3,699
Texas Public Finance Authority Revenue, 0.93%, 2/1/26	2,000	1,967
Texas Public Finance Authority State of Texas, GO Series C, 2.83%, 10/1/25	3,000	3,184
Series C, 3.01%, 10/1/26, Continuously Callable @ 100	4,000	4,261
		24,605
Virginia (0.8%):
Virginia Public Building Authority Revenue Series C, 2.25%, 8/1/26	1,370	1,423
Series C, 2.40%, 8/1/27	1,475	1,540
Series C, 2.56%, 8/1/29	2,700	2,837
Virginia Public School Authority Revenue, Series C, 0.55%, 8/1/23	3,000	2,985
		8,785
Wisconsin (0.1%):
State of Wisconsin, GO, Series 4, 1.90%, 5/1/33, Continuously Callable @ 100	1,000	995
Total Municipal Bonds (Cost $57,889)		59,815
U.S. Government Agency Mortgages (44.6%)
Federal Home Loan Mortgage Corporation Series K019, Class A2, 2.27%, 3/25/22	1,862	1,866
Series K026, Class A1, 1.69%, 4/25/22	253	253
Series K720, Class A2, 2.72%, 6/25/22	3,738	3,760
Series K022, Class A2, 2.36%, 7/25/22	2,900	2,926
Series K026, Class A2, 2.51%, 11/25/22	5,000	5,078
Series K027, Class A2, 2.64%, 1/25/23	5,000	5,090
Series K029, Class A2, 3.32%, 2/25/23 (e)	2,978	3,058
Series K725, Class A2, 3.00%, 1/25/24	5,000	5,193
Series K037, Class A2, 3.49%, 1/25/24	10,030	10,477
Series K038, Class A2, 3.39%, 3/25/24	3,000	3,152
Series K727, Class A2, 2.95%, 7/25/24	20,000	20,828
Series K052, Class A1, 2.60%, 1/25/25	1,951	1,993
Series K045, Class A2, 3.02%, 1/25/25	3,000	3,164
Series K730, Class A2, 3.59%, 1/25/25	5,000	5,319
Series K056, Class A1, 2.20%, 7/25/25	3,594	3,675
Series K049, Class A2, 3.01%, 7/25/25	4,000	4,238
Series KC02, Class A2, 3.37%, 7/25/25 (f)	30,000	31,265
Series K051, Class A2, 3.31%, 9/25/25	10,000	10,713
Series K733, Class AM, 3.75%, 9/25/25	5,000	5,431
Series KIR1, Class A2, 2.85%, 3/25/26 (f)	7,709	8,137
Series K056, Class A2, 2.53%, 5/25/26	5,000	5,241
Series K057, Class A2, 2.57%, 7/25/26	7,000	7,357
Series K061, Class A1, 3.01%, 8/25/26	1,652	1,714
Series 3987, Class A, 2.00%, 9/15/26	612	618
Series K059, Class A2, 3.12%, 9/25/26 (e)	4,500	4,846

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series K061, Class A2, 3.35%, 11/25/26 (e)	$4,000	$4,358
Series K066, Class A2, 3.12%, 6/25/27	3,000	3,252
Series K067, Class A2, 3.19%, 7/25/27	9,274	10,108
Series K069, Class A2, 3.19%, 9/25/27 (e)	2,879	3,143
Series K071, Class A2, 3.29%, 11/25/27	5,000	5,492
Series K080, Class A2, 3.93%, 7/25/28 (e)	15,000	17,140
3.00%, 3/1/32 – 6/1/42	10,952	11,508
3.50%, 10/1/33 – 8/1/48	8,499	9,028
4.00%, 10/1/33 – 8/1/48	19,330	21,000
5.50%, 12/1/35	267	303
Series 3134, Class FA, 0.39% (LIBOR01M+30bps), 3/15/36 (a)	478	479
Series 4023, Class PF, 0.64% (LIBOR01M+55bps), 10/15/41 (a)	506	509
4.50%, 9/1/48	1,452	1,561
Series K078, Class A2, 3.85%, 6/25/51	12,500	14,227
		257,500
Federal National Mortgage Association 2.42%, 11/1/22	19,029	19,161
2.50%, 4/1/23 – 11/1/50	18,455	18,825
Series M1, Class A2, 3.19%, 7/25/23 (e)	760	778
Series M7, Class AV2, 2.16%, 10/25/23	3,486	3,531
Series M13, Class A2, 2.80%, 6/25/25 (e)	2,015	2,096
3.00%, 2/1/27 – 2/1/50	8,782	9,196
Series M8, Class A2, 3.06%, 5/25/27 (e)	4,000	4,309
Series M12, Class A2, 3.17%, 6/25/27 (e)	5,433	5,880
Series 73, Class DC, 1.50%, 7/25/27 – 10/25/27	3,032	3,059
Series 102, Class GA, 1.38%, 9/25/27	681	684
Series M4, Class A2, 3.16%, 3/25/28 (e)	2,637	2,869
Series M10, Class A2, 3.48%, 7/25/28 (e)	8,049	8,954
Series 29, Class FY, 0.39% (LIBOR01M+60bps), 4/25/35 – 8/25/37 (a)	1,595	1,599
5.00%, 12/1/35	412	463
5.50%, 11/1/37	160	182
6.00%, 5/1/38	229	257
4.00%, 8/1/39 – 2/1/50	16,260	17,337
3.50%, 1/1/42 – 2/1/50	19,979	21,170
3.50%, 3/1/48 – 9/1/49 (f)	4,396	4,630
4.00%, 8/1/49 (f)	1,191	1,267
2.00%, 11/1/51 – 12/1/51	29,460	29,533
		155,780
Government National Mortgage Association 6.00%, 8/15/22 – 12/15/38	6,205	7,100
8.00%, 12/20/22 – 9/15/30	270	300
4.50%, 4/20/24 – 3/20/41	15,934	17,750
7.00%, 5/15/27 – 7/15/32	826	928
7.50%, 2/15/28 – 11/15/31	174	194
6.50%, 5/15/28 – 8/20/34	1,801	2,054
6.75%, 5/15/28	6	6
5.50%, 4/20/33 – 6/15/39	9,762	11,171
5.00%, 5/20/33 – 2/15/39	2,793	3,076
4.00%, 7/15/40 – 11/20/40	2,758	3,014

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/20/51	$9,807	$10,193
3.00%, 10/20/51 (d)	12,941	13,472
2.50%, 12/20/51 (d)	20,000	20,622
		89,880
		503,160
Total U.S. Government Agency Mortgages (Cost $482,060)		503,160
U.S. Treasury Obligations (44.3%)
U.S. Treasury Notes 2.00%, 2/15/22	3,000	3,012
0.13%, 5/31/22	14,000	14,002
2.13%, 6/30/22	20,000	20,234
1.88%, 7/31/22 (f)	10,000	10,116
1.63%, 8/31/22	20,000	20,217
2.00%, 11/30/22	11,000	11,191
1.38%, 6/30/23	5,000	5,075
0.13%, 9/15/23	6,000	5,961
0.25%, 9/30/23	10,000	9,956
0.38%, 10/31/23 (f) (g)	30,000	29,918
0.25%, 11/15/23	5,000	4,971
2.13%, 11/30/23	22,000	22,683
2.00%, 6/30/24	20,000	20,648
0.38%, 8/15/24	5,000	4,949
1.88%, 8/31/24	10,000	10,296
2.25%, 11/15/24	5,000	5,207
2.13%, 11/30/24	4,000	4,151
2.50%, 1/31/25 (f)	7,000	7,351
2.00%, 2/15/25	4,000	4,137
2.13%, 5/15/25	4,500	4,679
0.25%, 7/31/25	6,000	5,837
0.25%, 8/31/25	12,000	11,661
0.25%, 10/31/25	20,000	19,391
0.38%, 1/31/26 (f)	5,000	4,855
1.38%, 8/31/26	7,000	7,079
0.88%, 9/30/26	25,000	24,680
1.63%, 10/31/26	7,000	7,163
1.13%, 2/29/28	15,000	14,859
1.25%, 4/30/28	5,000	4,979
1.25%, 5/31/28	10,000	9,954
1.25%, 6/30/28	16,000	15,910
1.00%, 7/31/28	3,000	2,933
1.13%, 8/31/28	5,000	4,925
1.38%, 10/31/28	80,000	80,037
2.38%, 5/15/29	10,000	10,706
0.88%, 11/15/30	7,000	6,694
1.63%, 5/15/31 (f)	10,000	10,197
1.25%, 8/15/31 (f)	40,000	39,369
Total U.S. Treasury Obligations (Cost $497,133)		499,983

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Investment Companies (0.2%)
Federated Treasury Obligations Fund Institutional Shares, 0.35% (h)	1,744,546	$1,745
Total Investment Companies (Cost $1,745)		1,745
Repurchase Agreements (7.1%)
Credit Agricole CIB NY, 0.05%, 12/1/21, purchased on 11/30/21, with a maturity date of 12/1/21, with a value of $80,000 (collateralized by Federal National Mortgage Security, 2.00% – 2.50%, due 9/1/51 – 12/1/51, with a value of $81,600)	$80,000	80,000
Total Repurchase Agreements (Cost $80,000)		80,000
Collateral for Securities Loaned^ (2.6%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (h)	29,543,750	29,544
Total Collateral for Securities Loaned (Cost $29,544)		29,544
Total Investments (Cost $1,174,687) — 106.4%		1,200,476
Liabilities in excess of other assets — (6.4)%		(71,756)
NET ASSETS — 100.00%		$1,128,720

^  Purchased with cash collateral from securities on loan.

(a)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2021.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of November 30, 2021, the fair value of these securities was $7,479 (thousands) and amounted to 0.7% of net assets.

(c)  Amount represents less than 0.05% of net assets.

(d)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(e)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2021.

(f)  All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(g)  All or a portion of this security is on loan.

(h)  Rate disclosed is the daily yield on November 30, 2021.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

LIBOR — London InterBank Offered Rate

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2021

  (Unaudited)

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Government Securities Fund
Assets:
Investments, at value (Cost $1,094,687)	$1,120,476	(a)
Repurchase agreements, at value (Cost $80,000)	80,000
Receivables:
Interest	2,684
Capital shares issued	138
From Adviser	4
Prepaid expenses	35
Total Assets	1,203,337
Liabilities:
Payables:
Collateral received on loaned securities	29,544
Distributions	24
Investments purchased	44,096
Capital shares redeemed	597
Accrued expenses and other payables:
Investment advisory fees	81
Administration fees	103
Custodian fees	7
Transfer agent fees	95
Compliance fees	1
12b-1 fees	—	(b)
Other accrued expenses	69
Total Liabilities	74,617
Net Assets:
Capital	1,091,779
Total accumulated earnings/(loss)	36,941
Net Assets	$1,128,720
Net Assets
Fund Shares	$305,533
Institutional Shares	822,248
Class A	423
Class R6	516
Total	$1,128,720
Shares (unlimited number of shares authorized with no par value):
Fund Shares	30,884
Institutional Shares	83,082
Class A	43
Class R6	52
Total	114,061
Net asset value, offering and redemption price per share: (c)
Fund Shares	$9.89
Institutional Shares	$9.90
Class A	$9.89
Class R6	$9.89
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$10.12

(a)  Includes $28,921 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Government Securities Fund
Investment Income:
Dividends	$3
Interest	9,097
Securities lending (net of fees)	5
Total Income	9,105
Expenses:
Investment advisory fees	460
Administration fees — Fund Shares	238
Administration fees — Institutional Shares	298
Administration fees — Class A	—	(a)
Administration fees — Class R6	—	(a)
Sub-Administration fees	11
12b-1 fees — Class A	—	(a)
Custodian fees	19
Transfer agent fees — Fund Shares	186
Transfer agent fees — Institutional Shares	298
Transfer agent fees — Class A	—	(a)
Transfer agent fees — Class R6	—	(a)
Trustees' fees	24
Compliance fees	3
Legal and audit fees	35
State registration and filing fees	30
Other expenses	54
Total Expenses	1,656
Expenses waived/reimbursed by Adviser	(15)
Net Expenses	1,641
Net Investment Income (Loss)	7,464
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	811
Net change in unrealized appreciation/depreciation on investment securities	(12,632)
Net realized/unrealized gains (losses) on investments	(11,821)
Change in net assets resulting from operations	$(4,357)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Government Securities Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income (loss)	$7,464	$19,586
Net realized gains (losses) from investments	811	12,560
Net change in unrealized appreciation/depreciation on investments	(12,632)	(25,484)
Change in net assets resulting from operations	(4,357)	6,662
Distributions to Shareholders:
Fund Shares	(2,842)	(8,877)
Institutional Shares	(5,487)	(15,022)
Class A	(4)	(110)
Class R6	(3)	(146)
Change in net assets resulting from distributions to shareholders	(8,336)	(24,155)
Change in net assets resulting from capital transactions	267,840	(124,512)
Change in net assets	255,147	(142,005)
Net Assets:
Beginning of period	873,573	1,015,578
End of period	$1,128,720	$873,573

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Government Securities Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$18,337	$56,454
Distributions reinvested	2,684	8,356
Cost of shares redeemed	(38,175)	(95,166)
Total Fund Shares	$(17,154)	$(30,356)
Institutional Shares
Proceeds from shares issued	$280,320	$7,535
Distributions reinvested	5,483	15,018
Cost of shares redeemed	(1,227)	(104,247)
Total Institutional Shares	$284,576	$(81,694)
Class A
Proceeds from shares issued	$79	$5,434
Distributions reinvested	4	20
Cost of shares redeemed	(19)	(10,287)
Total Class A	$64	$(4,833)
Class R6
Proceeds from shares issued	$361	$186
Distributions reinvested	3	27
Cost of shares redeemed	(10)	(7,842)
Total Class R6	$354	$(7,629)
Change in net assets resulting from capital transactions	$267,840	$(124,512)
Share Transactions:
Fund Shares
Issued	1,837	5,550
Reinvested	269	824
Redeemed	(3,825)	(9,376)
Total Fund Shares	(1,719)	(3,002)
Institutional Shares
Issued	28,253	739
Reinvested	550	1,480
Redeemed	(123)	(10,224)
Total Institutional Shares	28,680	(8,005)
Class A
Issued	9	531
Reinvested	— (a)	2
Redeemed	(2)	(1,015)
Total Class A	7	(482)
Class R6
Issued	36	18
Reinvested	— (a)	3
Redeemed	(1)	(777)
Total Class R6	35	(756)
Change in Shares	27,003	(12,245)

(a)  Rounds to less than 1,000 shares.
See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Government Securities Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	$10.03	0.08	(d)	(0.13)	(0.05)	(0.09)	—
Year Ended May 31:
2021	$10.23	0.21	(d)	(0.15)	0.06	(0.22)	(0.04)
2020	$9.84	0.24	(d)	0.39	0.63	(0.24)	—
2019	$9.55	0.23		0.29	0.52	(0.23)	—
2018	$9.86	0.20		(0.31)	(0.11)	(0.20)	—
2017	$10.00	0.20		(0.14)	0.06	(0.20)	—
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	$10.04	0.08	(d)	(0.13)	(0.05)	(0.09)	—
Year Ended May 31:
2021	$10.23	0.22	(d)	(0.14)	0.08	(0.23)	(0.04)
2020	$9.85	0.24	(d)	0.39	0.63	(0.25)	—
2019	$9.55	0.24		0.30	0.54	(0.24)	—
2018	$9.86	0.21		(0.31)	(0.10)	(0.21)	—
2017	$10.00	0.21		(0.14)	0.07	(0.21)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interests	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Government Securities Fund
Fund Shares
Six Months Ended November 30, 2021 (Unaudited)	(0.09)	—	$9.89	(0.51)%	0.40%	1.60%	0.40%	$305,533	14%
Year Ended May 31:
2021	(0.26)	—	$10.03	0.56%	0.41%	2.04%	0.41%	$327,111	15%
2020	(0.24)	—	$10.23	6.49%	0.43%	2.36%	0.43%	$364,077	11%
2019	(0.23)	—	$9.84	5.56%	0.47%	2.42%	0.47%	$328,123	9%
2018	(0.20)	—	$9.55	(1.09)%	0.48%	2.09%	0.48%	$333,464	15%
2017	(0.20)	—	$9.86	0.62%	0.48%	2.02%	0.48%	$390,897	18%
Institutional Shares
Six Months Ended November 30, 2021 (Unaudited)	(0.09)	—	$9.90	(0.47)%	0.34%	1.64%	0.34%	$822,248	14%
Year Ended May 31:
2021	(0.27)	—	$10.04	0.75%	0.32%	2.12%	0.32%	$545,930	15%
2020	(0.25)	—	$10.23	6.45%	0.36%	2.43%	0.36%	$638,299	11%
2019	(0.24)	—	$9.85	5.76%	0.38%	2.55%	0.38%	$742,233	9%
2018	(0.21)	—	$9.55	(1.01)%	0.39%	2.18%	0.39%	$251,297	15%
2017	(0.21)	—	$9.86	0.71%	0.40%	2.12%	0.40%	$133,607	18%

(continues on next page)

See notes to financial statements.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Government Securities Fund
Class A
Six Months Ended November 30, 2021 (Unaudited)	$10.03	0.09	(d)	(0.13)	(0.04)	(0.10)	—
Year Ended May 31:
2021	$10.22	0.19	(d)	(0.14)	0.05	(0.20)	(0.04)
2020	$9.84	0.20	(d)	0.39	0.59	(0.21)	—
2019	$9.54	0.21		0.30	0.51	(0.21)	—
2018	$9.85	0.18		(0.31)	(0.13)	(0.18)	—
2017	$10.00	0.17		(0.15)	0.02	(0.17)	—
Class R6
Six Months Ended November 30, 2021 (Unaudited)	$10.01	0.09	(d)	(0.11)	(0.02)	(0.10)	—
Year Ended May 31:
2021	$10.22	0.23	(d)	(0.15)	0.08	(0.25)	(0.04)
2020	$9.84	0.24	(d)	0.39	0.63	(0.25)	—
2019	$9.55	0.24		0.29	0.53	(0.24)	—
2018	$9.85	0.22		(0.30)	(0.08)	(0.22)	—
December 1, 2016 (g) through May 31, 2017	$9.80	0.11		0.05	0.16	(0.11)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

						Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Government Securities Fund
Class A
Six Months Ended November 30, 2021 (Unaudited)	(0.10)	—		$9.89	(0.42)%	0.23%		1.77%	4.21%	$423	14%
Year Ended May 31:
2021	(0.24)	—		$10.03	0.43%	0.70%		1.89%	1.06%	$365	15%
2020	(0.21)	—		$10.22	6.04%	0.75%		2.03%	0.80%	$5,299	11%
2019	(0.21)	—		$9.84	5.37%	0.75%		2.14%	0.87%	$5,042	9%
2018	(0.18)	—	(e)	$9.54	(1.36)%	0.75%		1.82%	0.87%	$4,804	15%
2017	(0.17)	—		$9.85	0.25%	0.75%		1.76%	0.93%	$6,089	18%
Class R6
Six Months Ended November 30, 2021 (Unaudited)	(0.10)	—		$9.89	(0.19)%	0.10	%(f)	1.81%	4.66%	$516	14%
Year Ended May 31:
2021	(0.29)	—		$10.01	0.75%	0.31%		2.30%	0.46%	$167	15%
2020	(0.25)	—		$10.22	6.46%	0.35%		2.43%	0.39%	$7,903	11%
2019	(0.24)	—		$9.84	5.68%	0.35%		2.54%	0.51%	$6,425	9%
2018	(0.22)	—		$9.55	(0.87)%	0.35%		2.22%	0.64%	$6,345	15%
December 1, 2016 (g) through May 31, 2017	(0.11)	—		$9.85	1.62%	0.35%		2.22%	1.12%	$5,027	18%

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.13% higher.

(g)  Commencement of operations.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

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1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Government Securities Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and Class R6. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

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Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Repurchase agreements are valued at cost.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$26,230	$—	$26,230
Municipal Bonds	—	59,815	—	59,815
U.S. Government Agency Mortgages	—	503,160	—	503,160
U.S. Treasury Obligations	—	499,983	—	499,983
Investment Company	1,744	—	—	1,744
Repurchase Agreements	—	80,000	—	80,000
Collateral for Securities Loaned	29,544	—	—	29,544
Total	$31,288	$1,169,188	$—	$1,200,476

For the six months ended November 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At November 30, 2021, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

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Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

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Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$28,921	$—	$29,544

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$13,400	$4,679	$374,101	$118,693

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of November 30, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	3.8
USAA Target Retirement Income Fund	20.3
USAA Target Retirement 2030 Fund	18.0
USAA Target Retirement 2040 Fund	9.0
USAA Target Retirement 2050 Fund	1.9
USAA Target Retirement 2060 Fund	0.4

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate U.S. Government Funds category.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

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The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2021 to November 30, 2021, performance adjustments were $(46), $(65), $(1) and less than $(1) for Fund Shares, Institutional Shares, Class A, and Class R6, in thousands, respectively. Performance adjustments were (0.03)%, (0.02)%, (0.52)% and (0.12)% for Fund Shares, Institutional Shares, Class A, and Class R6, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15% and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, up to an annual rate of 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended November 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended November 30, 2021, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2021, the expense limits (excluding voluntary waivers) were 0.48%, 0.39%, 0.75% and 0.35% for Fund Shares, Institutional Shares, Class A, and Class R6, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

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year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of November 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$1	$25	$15	$41

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. For the six months ended November 30, 2021, the Adviser voluntarily waived fees of less than $1 thousand.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Prepayment and Extension Risk — Mortgage-backed securities make regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner's default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

Liquidity Risk — Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund's performance. In addition, significant securities market disruptions related to outbreaks of the coronavirus disease ("COVID-19") have led to dislocation in the market for a variety of fixed-income securities (including municipal obligations), which has decreased liquidity and sharply reduced returns.

LIBOR Discontinuation Risk — Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. LIBOR is being discontinued as a floating rate benchmark. The Secured Overnight Financing Rate ("SOFR") is expected to replace U.S. dollar LIBOR as the principal floating rate benchmark. The LIBOR discontinuation has affected, and will continue to affect, financial markets generally. The date of the LIBOR discontinuation will vary depending on the LIBOR currency and tenor. The UK Financial Conduct Authority (the "FCA"), which is the regulator of the LIBOR administrator, has announced that, after specified dates, LIBOR settings will cease to be provided by any administrator or will no longer be representative. Those dates are: (i) June 30, 2023, in the case of the principal U.S. dollar LIBOR tenors (overnight and one-, three-, six- and 12-month; and (ii) December 31, 2021, in all other cases (i.e., one-week and two-month U.S. dollar LIBOR and all tenors of non-U.S. dollar LIBOR). Accordingly, many existing LIBOR obligations will transition to another benchmark after June 30, 2023, or, in some cases, after December 31, 2021. The FCA and certain U.S. regulators have stated that, despite expected publication of U.S. dollar LIBOR through June 30, 2023, no new contracts using U.S. dollar LIBOR should be entered into after December 31, 2021. Although the foregoing reflects the likely timing of the LIBOR discontinuation and certain consequences, there is no assurance that LIBOR, of any particular currency or tenor, will continue to be published until any particular date or in any particular form, and there is no assurance regarding the consequences of the LIBOR discontinuation. In the United States, there have been efforts to identify alternative reference interest rates for U.S. dollar LIBOR. The cash markets have generally coalesced around recommendations from the Alternative Reference Rates Committee (the "ARRC"), which was convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York. The ARRC has recommended that U.S. dollar LIBOR be replaced by rates based on SOFR plus, in the case of existing LIBOR contracts and obligations, a spread adjustment. For purposes of the following discussion, the term "LIBOR" refers solely to U.S. dollar LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR's history or otherwise. SOFR has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. Future levels of SOFR may bear little or no relation to historical levels of SOFR, LIBOR or other rates. SOFR-based rates will differ from LIBOR, and the differences may be material. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. In contrast, LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term tenors. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. Non-LIBOR floating rate obligations, including SOFR-based obligations, may have returns and values that fluctuate more than those of floating rate obligations that are based on LIBOR or other rates. Resulting changes in the financial markets may adversely affect financial markets generally and may also adversely affect our operations specifically, particularly as financial markets transition away from LIBOR.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending fees.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2021.

8. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

27

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21- 11/30/21*	Hypothetical Expenses Paid During Period 6/1/21- 11/30/21*	Annualized Expense Ratio During Period 6/1/21- 11/30/21
Fund Shares	$1,000.00	$994.90	$1,023.06	$2.00	$2.03	0.40%
Institutional Shares	1,000.00	995.30	1,023.36	1.70	1.72	0.34%
Class A	1,000.00	995.80	1,023.92	1.15	1.17	0.23%
Class R6	1,000.00	998.10	1,024.57	0.50	0.51	0.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

28

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23414-0122

NOVEMBER 30, 2021

Semi Annual Report

USAA Treasury Money Market Trust®

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	15
Proxy Voting and Portfolio Holdings Information	15
Expense Example	15
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Treasury Money Market Trust	November 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide maximum current income while maintaining the highest degree of safety and liquidity.

Portfolio Mix

November 30, 2021

(% of Net Assets)

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Treasury Money Market Trust	Schedule of Portfolio Investments November 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (52.1%)
U.S. Treasury Bills 0.05%, 12/16/21 (a)	$25,000	$25,001
0.06%, 12/30/21 (a)	25,000	24,999
0.02%, 1/13/22 (a)	25,000	24,998
0.04%, 2/10/22 (a)	25,000	24,998
0.05%, 2/24/22 (a)	25,000	24,997
0.05%, 3/10/22 (a)	25,000	24,996
0.06%, 4/14/22 (a)	25,000	24,995
0.08%, 5/5/22 (a)	25,000	24,993
0.09%, 5/26/22 (a)	25,000	24,992
0.12%, 6/16/22 (a)	25,000	24,991
Total U.S. Treasury Obligations (Cost $249,960)		249,960
Repurchase Agreements (47.3%)
Bank of America Corp., 0.05%, 12/1/21, purchased on 11/30/21, with a maturity date of 12/1/21, with a value of $197,000 (collateralized by U.S. Treasury Notes, 2.25% — 3.13%, due 11/15/27 — 11/15/28, with a value of $200,940)	197,000	197,000
Credit Agricole CIB NY, 0.04%, 12/1/21, purchased on 11/30/21, with a maturity date of 12/1/21, with a value of $30,000 (collateralized by U.S. Treasury Bonds, 1.88%, due 2/15/51, with a value of $30,600)	30,000	30,000
Total Repurchase Agreements (Cost $227,000)		227,000
Total Investments (Cost $476,960) — 99.4%		476,960
Other assets in excess of liabilities — 0.6%		2,801
NET ASSETS — 100.00%		$479,761

(a)  Rate represents the effective yield at November 30, 2021.

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Treasury Money Market Trust
Assets:
Investments, at value (Cost $249,960)	$249,960
Repurchase agreements, at value (Cost $227,000)	227,000
Cash	2,596
Receivables:
Interest	—	(a)
Capital shares issued	191
From Adviser	267
Prepaid expenses	18
Total Assets	480,032
Liabilities:
Payables:
Distributions	—	(a)
Capital shares redeemed	77
Accrued expenses and other payables:
Investment advisory fees	50
Administration fees	40
Custodian fees	1
Transfer agent fees	41
Compliance fees	—	(a)
Other accrued expenses	62
Total Liabilities	271
Net Assets:
Capital	479,761
Net Assets	$479,761
Shares (unlimited number of shares authorized with no par value):	479,762
Net asset value, offering and redemption price per share: (b)	$1.00

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Treasury Money Market Trust
Investment Income:
Interest	$109
Total Income	109
Expenses:
Investment advisory fees	308
Administration fees	246
Sub-Administration fees	3
Custodian fees	5
Transfer agent fees	246
Trustees' fees	24
Compliance fees	2
Legal and audit fees	29
State registration and filing fees	20
Other expenses	38
Total Expenses	921
Expenses waived/reimbursed by Adviser	(837)
Net Expenses	84
Net Investment Income	25
Change in net assets resulting from operations	$25

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Treasury Money Market Trust
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
From Investments:
Operations:
Net investment income	$25	$173
Net realized gains (losses) from investments	—	— (a)
Change in net assets resulting from operations	25	173
Change in net assets resulting from distributions to shareholders	(25)	(173)
Change in net assets resulting from capital transactions	(17,016)	(47,136)
Change in net assets	(17,016)	(47,136)
Net Assets:
Beginning of period	496,777	543,913
End of period	$479,761	$496,777
Capital Transactions:
Proceeds from shares issued	$55,343	$161,288
Distributions reinvested	25	171
Cost of shares redeemed	(72,384)	(208,595)
Change in net assets resulting from capital transactions	$(17,016)	$(47,136)
Share Transactions:
Issued	55,343	161,289
Reinvested	25	171
Redeemed	(72,384)	(208,595)
Change in Shares	(17,016)	(47,135)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

6

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7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions
USAA Treasury Money Market Trust
Six Months Ended November 30, 2021 (Unaudited)	$1.00	—	(c)(d)	—		—	(c)	—	(c)	—	(c)
Year Ended May 31:
2021	$1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—	(c)
2020	$1.00	0.01	(d)	—		0.01		(0.01)		(0.01)
2019	$1.00	0.02		—		0.02		(0.02)		(0.02)
2018	$1.00	0.01		—		0.01		(0.01)		(0.01)
2017	$1.00	—	(c)	—		—	(c)	—	(c)	—	(c)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 3 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Amount is less than $0.005 per share.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Prior to August 1, 2017, USAA Asset Management Company ("AMCO") (previous Adviser) voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)		Net Investment Income(b)	Gross Expenses(b)	Net Assets, End of Period (000's)
USAA Treasury Money Market Trust
Six Months Ended November 30, 2021 (Unaudited)	$1.00	0.01%		0.03%		0.01%	0.37%	$479,761
Year Ended May 31:
2021	$1.00	0.03%		0.12%		0.03%	0.38%	$496,777
2020	$1.00	1.23%		0.33%		1.21%	0.34%	$543,913
2019	$1.00	1.88%		0.35%		1.88%	0.35%	$4,858,998
2018	$1.00	0.89	%(e)	0.35	%(e)	0.91%	0.35%	$3,732,359
2017	$1.00	0.08%		0.35%		0.12%	0.39%	$2,626,050

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Treasury Money Market Trust (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

The Fund has adopted policies and procedures permitting the Board of Trustees (the "Board") of the Fund to impose a liquidity fee or to temporarily suspend redemptions from the Fund (a "redemption gate") if the Fund's weekly liquid assets fall below specific thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Board's oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Repurchase agreements are valued at cost.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or for whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At November 30, 2021, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

The Fund's Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2021, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent's fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2021, are reflected on the Statement of Operations as Custodian fees.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Expenses, interest, taxes, brokerage commissions, and other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of May 31, 2021, the expense limit (excluding voluntary waivers) was 0.35%.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

In addition, the Adviser agreed to further reimburse fees in excess of the Fund's expense limit agreement of 0.35%. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.

As of November 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2021.

Expires 2023	Expires 2024	Expires 2025	Total
$745	$1,348	$837	$2,930

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund's yield will vary. A sharp and unexpected rise in interest rates could cause the Fund's share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund's ability to maintain a stable NAV.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2021

  (Unaudited)

Large Shareholders Risk — The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

5. Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended November 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 29, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2021.

6. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2022.

As of the tax year ended May 31, 2021, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands).

Short-Term Amount	Total
$1	$1

14

USAA Mutual Funds Trust	Supplemental Information November 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form N-MFP is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021, through November 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/21	Actual Ending Account Value 11/30/21	Hypothetical Ending Account Value 11/30/21	Actual Expenses Paid During Period 6/1/21-11/30/21*	Hypothetical Expenses Paid During Period 6/1/21-11/30/21*	Annualized Expense Ratio During Period 6/1/21-11/30/21
$1,000.00	$1,000.10	$1,024.92	$0.15	$0.15	0.03%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

15

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23416-0122

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)       Not applicable.

Item 13. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	January 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	January 26, 2022

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	January 26, 2022